Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.7%)
	Linde plc	15,128,328	7,214,094
	Freeport-McMoRan Inc.	45,488,880	2,270,805
	Air Products and Chemicals Inc.	7,040,485	2,096,234
	Ecolab Inc.	8,110,814	2,070,934
	Newmont Corp.	36,525,556	1,952,291
	Fastenal Co.	18,153,376	1,296,514
	Nucor Corp.	7,526,779	1,131,576
	International Flavors & Fragrances Inc.	8,101,721	850,114
	LyondellBasell Industries NV Class A	8,257,472	791,892
	Steel Dynamics Inc.	4,655,397	586,952
	Avery Dennison Corp.	2,559,599	565,057
	International Paper Co.	10,983,799	536,559
	Reliance Inc.	1,743,562	504,256
	CF Industries Holdings Inc.	5,724,458	491,158
	Celanese Corp.	3,460,505	470,490
	Eastman Chemical Co.	3,715,121	415,908
	Albemarle Corp.	3,716,405	351,981
	Alcoa Corp.	8,220,735	317,156
	Royal Gold Inc.	2,082,569	292,184
*	RBC Bearings Inc.	923,125	276,365
	Mosaic Co.	10,028,318	268,558
	Mueller Industries Inc.	3,567,217	264,331
	FMC Corp.	3,946,949	260,262
	UFP Industries Inc.	1,851,181	242,893
	Carpenter Technology Corp.	1,490,030	237,779
	United States Steel Corp.	6,401,756	226,174
	Commercial Metals Co.	3,682,854	202,410
	Cabot Corp.	1,763,458	197,102
	Element Solutions Inc.	6,917,915	187,891
*	Cleveland-Cliffs Inc.	14,653,942	187,131
	Westlake Corp.	1,227,323	184,454
	Balchem Corp.	1,022,290	179,923
	Olin Corp.	3,695,838	177,326
	Timken Co.	2,016,343	169,958
	Hexcel Corp.	2,617,996	161,871
	Avient Corp.	2,882,262	145,035
	Ashland Inc.	1,463,887	127,314
	Hecla Mining Co.	18,949,324	126,392
	Huntsman Corp.	5,184,079	125,455
	NewMarket Corp.	227,202	125,390
	Scotts Miracle-Gro Co.	1,362,393	118,119
	Sensient Technologies Corp.	1,319,927	105,885
	Sylvamo Corp.	1,117,387	95,928
	Chemours Co.	4,713,629	95,781
*,1	Arcadium Lithium plc	31,786,506	90,591
	Innospec Inc.	791,223	89,479
	Minerals Technologies Inc.	1,026,992	79,315
*	Uranium Energy Corp.	12,681,258	78,751
*	Coeur Mining Inc.	11,211,623	77,136
	Hawkins Inc.	589,234	75,110
	Materion Corp.	651,618	72,890
	Quaker Chemical Corp.	427,921	72,100
*,1	MP Materials Corp.	3,683,130	65,007
	Tronox Holdings plc	3,717,773	54,391
	Stepan Co.	672,305	51,936
*	Ingevity Corp.	1,190,228	46,419
	Kaiser Aluminum Corp.	479,064	34,742
	Worthington Steel Inc.	985,289	33,510
	Mativ Holdings Inc.	1,637,332	27,818
*,1	Energy Fuels Inc.	4,881,059	26,797
*	Century Aluminum Co.	1,589,472	25,797
	AdvanSix Inc.	808,606	24,565

		Shares	Market Value ($000)
	Haynes International Inc.	402,208	23,947
*	Ecovyst Inc.	3,331,409	22,820
	Koppers Holdings Inc.	623,752	22,786
*	Ivanhoe Electric Inc.	2,477,600	20,960
*	Metallus Inc.	1,303,126	19,325
	Ryerson Holding Corp.	911,504	18,148
*	Rayonier Advanced Materials Inc.	2,024,729	17,332
	Compass Minerals International Inc.	1,350,886	16,238
	Radius Recycling Inc.	818,553	15,176
*	Clearwater Paper Corp.	500,842	14,294
*	Northwest Pipe Co.	298,954	13,492
*	LSB Industries Inc.	1,636,473	13,157
*,1	Ur-Energy Inc.	10,410,553	12,389
	Olympic Steel Inc.	316,854	12,357
	Omega Flex Inc.	217,420	10,854
*	Universal Stainless & Alloy Products Inc.	256,344	9,903
*,1	GrafTech International Ltd.	7,143,691	9,430
*	Intrepid Potash Inc.	352,625	8,463
*,1	LanzaTech Global Inc.	4,315,514	8,243
*	NN Inc.	1,560,348	6,085
*	Tredegar Corp.	806,119	5,877
*,1	Piedmont Lithium Inc.	587,142	5,243
*,1	Origin Materials Inc.	3,376,460	5,200
*,1	Idaho Strategic Resources Inc.	321,800	5,171
*	Dakota Gold Corp.	2,051,704	4,842
	FutureFuel Corp.	827,344	4,757
	American Vanguard Corp.	853,039	4,521
*,1	Contango ORE Inc.	234,189	4,510
*,1	ASP Isotopes Inc.	1,508,843	4,195
*	Alto Ingredients Inc.	2,440,141	3,929
[1]	Northern Technologies International Corp.	303,498	3,730
*	Unifi Inc.	487,932	3,581
	Friedman Industries Inc.	206,582	3,309
*	Perma-Pipe International Holdings Inc.	215,853	2,802
*	Ascent Industries Co.	270,803	2,627
*	Glatfelter Corp.	1,346,195	2,423
*	Culp Inc.	342,414	2,243
*	NioCorp Developments Ltd.	936,050	2,041
*,1	United States Antimony Corp.	2,524,776	1,926
*,1	American Battery Technology Co.	1,701,367	1,820
*,1	Hycroft Mining Holding Corp. Class A	538,471	1,346
*	Gold Resource Corp.	3,809,091	1,331
*	US Gold Corp.	228,628	1,328
	United-Guardian Inc.	79,196	1,258
*,1	Comstock Inc.	2,159,157	1,021
	Flexible Solutions International Inc.	277,169	1,010
*,1	Ampco-Pittsburgh Corp.	436,953	874
*	Westwater Resources Inc.	1,414,240	730
*	CPS Technologies Corp.	412,694	586
	Chicago Rivet & Machine Co.	28,369	511
*	Paramount Gold Nevada Corp.	1,223,263	494
*	5E Advanced Materials Inc.	244,413	132
*	TechPrecision Corp.	34,470	108
			30,103,111
Consumer Discretionary (13.9%)
*	Amazon.com Inc.	299,266,365	55,762,302
*	Tesla Inc.	86,032,957	22,508,803
	Home Depot Inc.	31,468,522	12,751,045
	Costco Wholesale Corp.	14,045,029	12,451,199
	Walmart Inc.	140,162,881	11,318,153
*	Netflix Inc.	13,597,062	9,643,988
	McDonald's Corp.	22,724,784	6,919,924
	Walt Disney Co.	57,457,592	5,526,846
	Lowe's Cos. Inc.	18,043,644	4,887,121
*	Uber Technologies Inc.	63,234,745	4,752,723
	Booking Holdings Inc.	1,061,602	4,471,595
	TJX Cos. Inc.	35,799,293	4,207,849
	Starbucks Corp.	35,888,084	3,498,729
	NIKE Inc. Class B	38,067,963	3,365,208

		Shares	Market Value ($000)
*	Chipotle Mexican Grill Inc.	43,388,108	2,500,023
	Target Corp.	14,663,460	2,285,447
*	O'Reilly Automotive Inc.	1,838,108	2,116,765
	Hilton Worldwide Holdings Inc.	7,818,770	1,802,227
	Marriott International Inc. Class A	7,145,911	1,776,473
	DR Horton Inc.	9,291,634	1,772,565
*	AutoZone Inc.	541,331	1,705,214
	General Motors Co.	35,642,381	1,598,204
	Ross Stores Inc.	10,578,004	1,592,095
*	Airbnb Inc. Class A	12,542,778	1,590,550
*	Trade Desk Inc. Class A	14,184,233	1,555,301
*	Copart Inc.	27,418,986	1,436,755
	Ford Motor Co.	123,526,171	1,304,436
	Lennar Corp. Class A	6,928,295	1,298,917
	Yum! Brands Inc.	8,883,756	1,241,150
	Royal Caribbean Cruises Ltd.	6,928,779	1,228,888
	Electronic Arts Inc.	8,372,503	1,200,952
	Delta Air Lines Inc.	20,414,670	1,036,861
	eBay Inc.	15,525,525	1,010,867
	Tractor Supply Co.	3,417,209	994,169
*	Lululemon Athletica Inc.	3,608,258	979,101
	PulteGroup Inc.	6,579,060	944,292
*	NVR Inc.	91,911	901,812
	Garmin Ltd.	4,867,565	856,837
*	Take-Two Interactive Software Inc.	5,278,593	811,373
*	Deckers Outdoor Corp.	4,785,678	763,076
*	ROBLOX Corp. Class A	17,083,517	756,116
	Estee Lauder Cos. Inc. Class A	7,002,629	698,092
*	Carvana Co.	3,726,932	648,896
	Omnicom Group Inc.	6,188,146	639,792
	Best Buy Co. Inc.	6,148,398	635,130
	Williams-Sonoma Inc.	4,005,320	620,504
	Genuine Parts Co.	4,422,405	617,722
	Darden Restaurants Inc.	3,744,009	614,504
*	Aptiv plc	8,421,653	606,443
*	United Airlines Holdings Inc.	10,403,138	593,603
	Dollar General Corp.	6,973,922	589,785
*	Ulta Beauty Inc.	1,510,756	587,865
	Las Vegas Sands Corp.	11,642,225	586,070
*	Expedia Group Inc.	3,959,378	586,067
*	Warner Bros Discovery Inc.	69,994,526	577,455
*	DraftKings Inc. Class A	14,627,906	573,414
	Southwest Airlines Co.	19,091,679	565,686
*	Live Nation Entertainment Inc.	5,123,214	560,941
*	Carnival Corp.	30,245,568	558,938
*	Burlington Stores Inc.	2,021,145	532,531
*	Liberty Media Corp.-Liberty Formula One Class C	6,603,698	511,324
	Toll Brothers Inc.	3,249,734	502,051
	Domino's Pizza Inc.	1,106,585	475,986
	RB Global Inc.	5,829,870	469,246
	Rollins Inc.	9,190,336	464,847
*	Dollar Tree Inc.	6,482,728	455,865
	Pool Corp.	1,157,626	436,193
*	Floor & Decor Holdings Inc. Class A	3,211,955	398,828
	Wingstop Inc.	927,114	385,754
*	CarMax Inc.	4,915,470	380,359
	Interpublic Group of Cos. Inc.	11,919,653	377,019
	News Corp. Class A	14,100,148	375,487
	Texas Roadhouse Inc. Class A	2,107,132	372,120
	Dick's Sporting Goods Inc.	1,749,608	365,143
*	BJ's Wholesale Club Holdings Inc.	4,192,178	345,771
	Tapestry Inc.	7,277,873	341,914
	Service Corp. International	4,319,317	340,924
	LKQ Corp.	8,293,872	331,091
	Aramark	8,301,413	321,514
*	Duolingo Inc. Class A	1,135,300	320,177
	Fox Corp. Class A	7,474,358	316,390
*,1	Rivian Automotive Inc. Class A	27,028,939	303,265
	Hasbro Inc.	4,187,765	302,859
	Wynn Resorts Ltd.	3,017,305	289,299

		Shares	Market Value ($000)
	Murphy USA Inc.	580,597	286,159
	Tempur Sealy International Inc.	5,237,699	285,978
*	Norwegian Cruise Line Holdings Ltd.	13,942,713	285,965
	Churchill Downs Inc.	2,102,528	284,283
*	MGM Resorts International	7,209,882	281,834
	H&R Block Inc.	4,422,764	281,067
*	Skechers USA Inc. Class A	4,177,495	279,558
*,1	GameStop Corp. Class A	12,164,540	278,933
*	Caesars Entertainment Inc.	6,555,060	273,608
	New York Times Co. Class A	4,902,858	272,942
	Lithia Motors Inc. Class A	847,885	269,322
*	TKO Group Holdings Inc. Class A	2,176,094	269,205
*	Cava Group Inc.	2,166,410	268,310
	BorgWarner Inc.	7,231,393	262,427
*	Crocs Inc.	1,785,401	258,544
*	Bright Horizons Family Solutions Inc.	1,836,028	257,283
*	Light & Wonder Inc.	2,799,980	254,042
	VF Corp.	12,380,256	246,986
	Meritage Homes Corp.	1,144,512	234,705
	Ralph Lauren Corp.	1,201,691	232,972
*,1	American Airlines Group Inc.	20,598,117	231,523
*	Abercrombie & Fitch Co. Class A	1,614,144	225,819
	U-Haul Holding Co. (XNYS)	3,078,580	221,658
	Bath & Body Works Inc.	6,899,189	220,222
*	Planet Fitness Inc. Class A	2,692,380	218,675
	Gentex Corp.	7,341,158	217,959
*	SiteOne Landscape Supply Inc.	1,435,130	216,575
*	Taylor Morrison Home Corp. Class A	3,075,937	216,115
	Vail Resorts Inc.	1,198,640	208,911
*	Mattel Inc.	10,670,114	203,266
	Hyatt Hotels Corp. Class A	1,329,586	202,363
*	elf Beauty Inc.	1,793,078	195,499
	Wyndham Hotels & Resorts Inc.	2,491,714	194,703
	Lear Corp.	1,773,448	193,572
*	Etsy Inc.	3,466,240	192,480
*	AutoNation Inc.	1,066,671	190,849
	Lennar Corp. Class B	1,090,413	188,576
*	Ollie's Bargain Outlet Holdings Inc.	1,940,038	188,572
	Whirlpool Corp.	1,723,710	184,437
[1]	Paramount Global Class B	17,355,476	184,315
	PVH Corp.	1,783,439	179,824
*	Alaska Air Group Inc.	3,960,845	179,070
	Thor Industries Inc.	1,613,007	177,253
	KB Home	2,047,980	175,491
*	Valvoline Inc.	4,098,332	171,515
	Gap Inc.	7,667,450	169,067
	Sirius XM Holdings Inc.	6,966,738	164,763
*,1	Wayfair Inc. Class A	2,923,270	164,229
*	Boot Barn Holdings Inc.	957,306	160,138
	Nexstar Media Group Inc. Class A	959,898	158,719
*	Champion Homes Inc.	1,647,009	156,219
	Group 1 Automotive Inc.	407,686	156,160
*	RH	463,809	155,112
*	Asbury Automotive Group Inc.	632,167	150,829
*	Capri Holdings Ltd.	3,544,522	150,430
*	Five Below Inc.	1,665,013	147,104
	Harley-Davidson Inc.	3,816,005	147,031
	Kontoor Brands Inc.	1,770,748	144,812
*	M/I Homes Inc.	830,100	142,246
	Polaris Inc.	1,693,211	140,943
*	Lyft Inc. Class A	10,998,373	140,229
	Signet Jewelers Ltd.	1,340,440	138,253
*	Grand Canyon Education Inc.	944,376	133,960
	Academy Sports & Outdoors Inc.	2,271,957	132,591
	Macy's Inc.	8,329,800	130,695
*	Tri Pointe Homes Inc.	2,861,720	129,665
	Boyd Gaming Corp.	2,002,023	129,431
	Fox Corp. Class B	3,276,614	127,133
	Warner Music Group Corp. Class A	4,027,080	126,048
[1]	Endeavor Group Holdings Inc. Class A	4,394,311	125,502

		Shares	Market Value ($000)
	American Eagle Outfitters Inc.	5,585,620	125,062
*	Shake Shack Inc. Class A	1,186,304	122,438
*	Madison Square Garden Sports Corp.	587,825	122,420
*	Frontdoor Inc.	2,427,783	116,509
	Six Flags Entertainment Corp.	2,848,996	114,843
*	YETI Holdings Inc.	2,733,063	112,138
*	Chewy Inc. Class A	3,793,428	111,110
*	Stride Inc.	1,300,873	110,977
*	Dutch Bros Inc. Class A	3,436,460	110,070
[1]	Choice Hotels International Inc.	835,328	108,843
*	Cavco Industries Inc.	246,906	105,735
*	Coty Inc. Class A	11,195,553	105,126
	Penske Automotive Group Inc.	639,356	103,844
	Steven Madden Ltd.	2,111,347	103,435
*,1	Lucid Group Inc.	29,061,412	102,587
*	SkyWest Inc.	1,204,836	102,435
*	Brinker International Inc.	1,333,260	102,034
*	Sweetgreen Inc. Class A	2,868,363	101,683
	Rush Enterprises Inc. Class A	1,892,649	99,989
	Wendy's Co.	5,612,327	98,328
	Travel + Leisure Co.	2,128,812	98,096
*	Cinemark Holdings Inc.	3,468,140	96,553
	Newell Brands Inc.	12,454,607	95,651
	Nordstrom Inc.	4,139,598	93,100
	LCI Industries	768,383	92,621
*	Dorman Products Inc.	801,690	90,687
*	Penn Entertainment Inc.	4,784,041	90,227
	Century Communities Inc.	868,843	89,473
*	Adtalem Global Education Inc.	1,162,041	87,711
*	ACV Auctions Inc. Class A	4,312,161	87,666
	Red Rock Resorts Inc. Class A	1,588,472	86,476
*	Urban Outfitters Inc.	2,226,749	85,307
	Graham Holdings Co. Class B	103,553	85,092
*	Visteon Corp.	885,478	84,333
	TEGNA Inc.	5,298,520	83,611
*	Hilton Grand Vacations Inc.	2,298,519	83,482
	Columbia Sportswear Co.	990,136	82,369
*	Green Brick Partners Inc.	975,823	81,501
*	Liberty Media Corp.-Liberty Live Class C	1,562,607	80,209
*	Goodyear Tire & Rubber Co.	8,895,134	78,722
	Foot Locker Inc.	2,990,831	77,283
*	Hanesbrands Inc.	10,430,078	76,661
*	LGI Homes Inc.	640,737	75,940
	HNI Corp.	1,398,128	75,275
	Marriott Vacations Worldwide Corp.	1,001,986	73,626
	Advance Auto Parts Inc.	1,874,840	73,100
	Carter's Inc.	1,116,521	72,552
	Inter Parfums Inc.	558,214	72,278
	PriceSmart Inc.	785,463	72,090
	Kohl's Corp.	3,305,790	69,752
	Strategic Education Inc.	743,052	68,769
*	Vista Outdoor Inc.	1,648,090	64,572
	Levi Strauss & Co. Class A	2,954,855	64,416
*	Victoria's Secret & Co.	2,479,834	63,732
*	Life Time Group Holdings Inc.	2,602,154	63,545
	Laureate Education Inc.	3,806,680	63,229
	John Wiley & Sons Inc. Class A	1,304,290	62,932
	PROG Holdings Inc.	1,286,560	62,385
*	Liberty Media Corp.-Liberty Formula One Class A	864,856	61,863
	Phinia Inc.	1,316,366	60,592
*	JetBlue Airways Corp.	9,194,622	60,317
*,1	QuantumScape Corp. Class A	10,428,004	59,961
*	OPENLANE Inc.	3,488,130	58,880
	La-Z-Boy Inc.	1,363,236	58,524
	Cheesecake Factory Inc.	1,421,940	57,660
	Papa John's International Inc.	1,060,779	57,144
	MillerKnoll Inc.	2,300,034	56,949
*	Fox Factory Holding Corp.	1,363,203	56,573
	Acushnet Holdings Corp.	882,237	56,243
	Leggett & Platt Inc.	4,066,551	55,386

		Shares	Market Value ($000)
*,1	AMC Entertainment Holdings Inc. Class A	11,564,094	52,617
	Winnebago Industries Inc.	900,514	52,329
[1]	Dillard's Inc. Class A	135,867	52,131
	Upbound Group Inc.	1,607,880	51,436
*	Atlanta Braves Holdings Inc. Class C	1,287,626	51,248
*	Peloton Interactive Inc. Class A	10,493,038	49,107
*	Knowles Corp.	2,705,796	48,786
*	Topgolf Callaway Brands Corp.	4,403,625	48,352
*	Gentherm Inc.	1,029,467	47,922
*	Sonos Inc.	3,889,041	47,796
*	Under Armour Inc. Class C	5,600,186	46,818
*	Helen of Troy Ltd.	753,185	46,585
*	United Parks & Resorts Inc.	910,233	46,058
	Bloomin' Brands Inc.	2,771,743	45,817
*	TripAdvisor Inc.	3,136,850	45,453
*	Madison Square Garden Entertainment Corp. Class A	1,067,108	45,384
	Avis Budget Group Inc.	510,564	44,720
	News Corp. Class B	1,587,201	44,362
*	Sabre Corp.	12,065,975	44,282
*	Sally Beauty Holdings Inc.	3,249,443	44,095
*	Central Garden & Pet Co. Class A	1,398,195	43,903
	Dana Inc.	4,137,567	43,693
	Perdoceo Education Corp.	1,956,538	43,513
	Wolverine World Wide Inc.	2,437,081	42,454
	Oxford Industries Inc.	476,066	41,304
	Buckle Inc.	934,615	41,095
*	Under Armour Inc. Class A	4,587,982	40,879
	Worthington Enterprises Inc.	951,396	39,435
*	Sphere Entertainment Co.	885,809	39,135
	A-Mark Precious Metals Inc.	880,540	38,885
*	G-III Apparel Group Ltd.	1,268,656	38,719
	Steelcase Inc. Class A	2,788,073	37,611
*	Arlo Technologies Inc.	2,949,768	35,722
	Caleres Inc.	1,068,861	35,326
	Winmark Corp.	91,384	34,994
*	Dave & Buster's Entertainment Inc.	1,016,854	34,624
*,1	Global Business Travel Group I	4,439,400	34,139
*	Cars.com Inc.	1,987,581	33,312
*	Everi Holdings Inc.	2,528,943	33,230
	Interface Inc. Class A	1,749,984	33,197
	Monarch Casino & Resort Inc.	415,201	32,913
*	Integral Ad Science Holding Corp.	2,996,494	32,392
	Cracker Barrel Old Country Store Inc.	714,107	32,385
*	Beazer Homes USA Inc.	934,028	31,916
*	ODP Corp.	1,068,854	31,798
*	QuinStreet Inc.	1,661,647	31,787
	Camping World Holdings Inc. Class A	1,305,678	31,624
*	XPEL Inc.	706,081	30,623
*	Liberty Media Corp.-Liberty Live Class A	611,330	30,267
*	Dream Finders Homes Inc. Class A	820,418	29,707
[1]	Krispy Kreme Inc.	2,735,323	29,377
*	Revolve Group Inc. Class A	1,181,383	29,275
	Jack in the Box Inc.	627,597	29,208
*	Hovnanian Enterprises Inc. Class A	142,421	29,107
	Allegiant Travel Co.	522,718	28,781
*	Figs Inc. Class A	4,098,784	28,036
*	Coursera Inc.	3,457,588	27,453
*	National Vision Holdings Inc.	2,485,903	27,121
*,1	Vizio Holding Corp. Class A	2,394,964	26,752
	Monro Inc.	924,781	26,689
*	Driven Brands Holdings Inc.	1,780,702	25,411
*	Gannett Co. Inc.	4,452,773	25,025
*	Lions Gate Entertainment Corp. Class B	3,614,639	25,013
	Shoe Carnival Inc.	558,649	24,497
	Sonic Automotive Inc. Class A	410,244	23,991
*	Malibu Boats Inc. Class A	616,200	23,915
*,1	Portillo's Inc. Class A	1,760,984	23,720
*	Universal Technical Institute Inc.	1,447,835	23,542
*	Udemy Inc.	3,107,744	23,122
	Ethan Allen Interiors Inc.	723,571	23,075

		Shares	Market Value ($000)
	Sturm Ruger & Co. Inc.	545,485	22,736
*	BJ's Restaurants Inc.	692,495	22,548
*	MarineMax Inc.	634,151	22,367
*	Rush Street Interactive Inc.	2,060,218	22,353
*	American Axle & Manufacturing Holdings Inc.	3,585,417	22,158
	Golden Entertainment Inc.	687,397	21,852
*	Viad Corp.	597,374	21,404
*	Daily Journal Corp.	43,501	21,320
*,1	U-Haul Holding Co.	273,851	21,218
	Scholastic Corp.	662,829	21,217
	Matthews International Corp. Class A	908,844	21,085
*	Sun Country Airlines Holdings Inc.	1,844,249	20,674
*	Stagwell Inc. Class A	2,942,576	20,657
*	Chuy's Holdings Inc.	547,171	20,464
	Arhaus Inc. Class A	1,625,904	20,015
*	Accel Entertainment Inc. Class A	1,720,086	19,987
	Standard Motor Products Inc.	581,124	19,293
*,1	Lions Gate Entertainment Corp. Class A	2,434,112	19,059
*	Mister Car Wash Inc.	2,914,358	18,972
[1]	Guess? Inc.	928,807	18,697
	Smith & Wesson Brands Inc.	1,435,422	18,632
*	Liquidity Services Inc.	796,281	18,155
	Rush Enterprises Inc. Class B	372,631	17,868
*	Thryv Holdings Inc.	1,018,926	17,556
*	Leslie's Inc.	5,322,389	16,819
*	Clean Energy Fuels Corp.	5,401,471	16,799
[1]	Sinclair Inc.	1,084,500	16,593
*	First Watch Restaurant Group Inc.	1,049,251	16,368
*,1	Instructure Holdings Inc.	686,927	16,177
	Dine Brands Global Inc.	509,986	15,927
*	Clear Channel Outdoor Holdings Inc.	9,872,509	15,796
*,1	Frontier Group Holdings Inc.	2,939,155	15,724
*	Bally's Corp.	891,094	15,371
*	National CineMedia Inc.	2,136,699	15,064
*,1	Beyond Inc.	1,443,893	14,554
*,1	Central Garden & Pet Co.	398,169	14,521
*,1	Kura Sushi USA Inc. Class A	173,725	13,995
	Carriage Services Inc. Class A	425,057	13,955
*	PlayAGS Inc.	1,218,411	13,878
	Gray Television Inc.	2,574,762	13,801
[1]	Build-A-Bear Workshop Inc.	399,564	13,733
	Global Industrial Co.	386,000	13,112
	Arko Corp.	1,801,796	12,649
*	Lovesac Co.	439,573	12,594
*	Sleep Number Corp.	666,153	12,204
*,1	Funko Inc. Class A	986,200	12,051
	Haverty Furniture Cos. Inc.	435,599	11,966
*,1	Hertz Global Holdings Inc.	3,572,196	11,788
	RCI Hospitality Holdings Inc.	263,699	11,748
*	Boston Omaha Corp. Class A	789,973	11,747
*	Denny's Corp.	1,743,651	11,247
*	Smith Douglas Homes Corp. Class A	297,310	11,232
	Marcus Corp.	735,658	11,086
*	Lindblad Expeditions Holdings Inc.	1,178,920	10,905
*	Zumiez Inc.	510,789	10,880
*	El Pollo Loco Holdings Inc.	792,945	10,863
*,1	Wheels Up Experience Inc.	4,462,681	10,800
*	Petco Health & Wellness Co. Inc. Class A	2,348,479	10,686
*,1	Luminar Technologies Inc. Class A	11,718,411	10,543
[1]	Cricut Inc. Class A	1,504,187	10,424
*	Eastman Kodak Co.	2,128,139	10,045
[1]	Designer Brands Inc. Class A	1,339,813	9,888
*	Genesco Inc.	356,443	9,685
*	MasterCraft Boat Holdings Inc.	521,750	9,501
*	Lincoln Educational Services Corp.	789,512	9,427
*	Stoneridge Inc.	824,834	9,230
*	America's Car-Mart Inc.	218,504	9,160
*	Corsair Gaming Inc.	1,313,417	9,141
	Aaron's Co. Inc.	905,525	9,010
*,1	Atlanta Braves Holdings Inc. Class A	210,574	8,876

		Shares	Market Value ($000)
*,1	Xponential Fitness Inc. Class A	714,517	8,860
	Hamilton Beach Brands Holding Co. Class A	290,580	8,842
	Movado Group Inc.	469,555	8,734
*	American Public Education Inc.	581,601	8,579
[1]	Spirit Airlines Inc.	3,450,999	8,282
*,1	OneWater Marine Inc. Class A	344,004	8,225
*	Legacy Housing Corp.	297,474	8,136
*	iRobot Corp.	925,789	8,045
*	Stitch Fix Inc. Class A	2,819,632	7,951
*,1	RealReal Inc.	2,504,704	7,865
*	Turtle Beach Corp.	510,139	7,826
[1]	Bowlero Corp. Class A	665,920	7,818
*,1	Savers Value Village Inc.	741,537	7,801
	Rocky Brands Inc.	237,571	7,569
	Hooker Furnishings Corp.	411,372	7,438
*	Latham Group Inc.	1,061,196	7,216
*	Cooper-Standard Holdings Inc.	514,169	7,132
	Weyco Group Inc.	208,993	7,114
*	1-800-Flowers.com Inc. Class A	880,497	6,982
*	Potbelly Corp.	832,674	6,945
	Superior Group of Cos. Inc.	436,143	6,756
*	European Wax Center Inc. Class A	962,555	6,545
*	Outbrain Inc.	1,346,128	6,542
*	Qurate Retail Inc. Class A	10,701,126	6,529
*	Lands' End Inc.	371,486	6,416
*	Landsea Homes Corp.	510,629	6,306
	Flexsteel Industries Inc.	141,934	6,286
*	JAKKS Pacific Inc.	245,544	6,266
*	Strattec Security Corp.	145,120	6,191
*	iHeartMedia Inc. Class A	3,277,349	6,063
[1]	Virco Manufacturing Corp.	437,246	6,038
*,1	BARK Inc.	3,615,241	5,893
*	Angi Inc. Class A	2,206,396	5,693
*,1	Blink Charging Co.	3,275,093	5,633
	Lakeland Industries Inc.	278,388	5,596
*	Chegg Inc.	3,118,650	5,520
	J. Jill Inc.	222,353	5,485
*	GoPro Inc. Class A	4,011,242	5,455
*	Citi Trends Inc.	283,485	5,208
*	Full House Resorts Inc.	1,033,257	5,187
*	EW Scripps Co. Class A	2,302,705	5,170
	Johnson Outdoors Inc. Class A	142,367	5,154
*	Tile Shop Holdings Inc.	771,927	5,087
*	Holley Inc.	1,717,446	5,066
	Nathan's Famous Inc.	60,316	4,880
*	Traeger Inc.	1,319,878	4,857
*	Destination XL Group Inc.	1,647,809	4,845
	Bassett Furniture Industries Inc.	318,860	4,608
*,1	Serve Robotics Inc.	579,100	4,604
*,1	Cardlytics Inc.	1,382,961	4,425
*	American Outdoor Brands Inc.	479,165	4,418
*	Vera Bradley Inc.	804,643	4,393
*,1	Barnes & Noble Education Inc.	471,200	4,363
*	Motorcar Parts of America Inc.	588,822	4,351
[1]	Escalade Inc.	306,815	4,317
*	Playstudios Inc.	2,797,453	4,224
*,1	Red Cat Holdings Inc.	1,638,136	4,161
	Clarus Corp.	899,792	4,049
*,1	AMMO Inc.	2,806,875	4,014
	Entravision Communications Corp. Class A	1,854,105	3,838
	Townsquare Media Inc. Class A	375,809	3,818
*	Tilly's Inc. Class A	738,888	3,768
*,1	ContextLogic Inc. Class A	647,237	3,527
*	Universal Electronics Inc.	378,720	3,496
*	ONE Group Hospitality Inc.	946,750	3,484
*	AMC Networks Inc. Class A	396,255	3,443
*	Kewaunee Scientific Corp.	96,393	3,209
*	Biglari Holdings Inc. Class B	18,317	3,151
*	Sportsman's Warehouse Holdings Inc.	1,116,772	3,026
*	Travelzoo	249,980	3,012

		Shares	Market Value ($000)
	Marine Products Corp.	305,827	2,963
*	Century Casinos Inc.	1,084,503	2,776
[1]	Cato Corp. Class A	552,767	2,758
	Lifetime Brands Inc.	412,426	2,697
*	Superior Industries International Inc.	883,561	2,686
	Canterbury Park Holding Corp.	133,795	2,582
*,1	SES AI Corp.	3,884,660	2,485
*,1	VOXX International Corp. Class A	389,401	2,477
*,1	Children's Place Inc.	154,476	2,391
*,1	Canoo Inc.	2,299,681	2,262
*,1	Vuzix Corp.	1,888,919	2,210
*	Gaia Inc. Class A	447,999	2,182
*,1	Red Robin Gourmet Burgers Inc.	492,940	2,174
*,1	WW International Inc.	2,400,773	2,107
*	LiveOne Inc.	2,197,979	2,085
*	ThredUp Inc. Class A	2,412,003	2,031
*,1	RumbleON Inc. Class B	413,813	1,982
[1]	Saga Communications Inc. Class A	134,076	1,925
	CuriosityStream Inc.	986,623	1,884
[1]	CompX International Inc.	64,007	1,870
*	Noodles & Co. Class A	1,557,750	1,869
*	Nerdy Inc.	1,889,133	1,857
*	Duluth Holdings Inc. Class B	488,310	1,836
*,1	Mondee Holdings Inc. Class A	1,309,000	1,820
*,1	Allbirds Inc. Class A	153,995	1,817
	Paramount Global Class A	82,528	1,804
*	Envela Corp.	323,754	1,774
*,1	Fossil Group Inc.	1,471,211	1,721
*	Purple Innovation Inc. Class A	1,645,889	1,627
*	Biglari Holdings Inc. Class A	1,924	1,601
*	CarParts.com Inc.	1,730,090	1,568
	Crown Crafts Inc.	322,459	1,548
*	Mesa Air Group Inc.	1,208,445	1,462
*,1	Lee Enterprises Inc.	167,206	1,456
*	Harte Hanks Inc.	194,041	1,444
	Big 5 Sporting Goods Corp.	687,266	1,436
*,1	Sonder Holdings Inc.	304,152	1,423
	NL Industries Inc.	171,000	1,271
*	Solo Brands Inc. Class A	893,926	1,260
*	Marchex Inc. Class B	668,193	1,250
*	Spruce Power Holding Corp.	429,600	1,220
*,1	Ondas Holdings Inc.	1,557,776	1,201
*	IZEA Worldwide Inc.	426,395	1,173
*,1	Koss Corp.	150,699	1,114
*,1	Lulu's Fashion Lounge Holdings Inc.	692,559	1,108
*,1	GEN Restaurant Group Inc. Class A	130,100	1,098
*,1	Urban One Inc.	872,038	968
*,1	Kirkland's Inc.	436,447	956
*	Good Times Restaurants Inc.	350,945	955
*,1	Grove Collaborative Holdings	654,497	884
[1]	FAT Brands Inc. Class A	179,269	882
*,1	Mega Matrix Corp.	848,980	857
*,1	Reading International Inc. Class A	508,467	829
*	Brilliant Earth Group Inc. Class A	381,195	816
*,1	Kartoon Studios Inc.	940,003	813
*	SPAR Group Inc.	329,700	808
[1]	DallasNews Corp.	176,590	740
	Ark Restaurants Corp.	58,667	703
*	Live Ventures Inc.	45,160	699
*,1	Vacasa Inc. Class A	248,707	699
*	Fluent Inc.	185,048	677
*,1	Container Store Group Inc.	70,371	652
*,1	Rent the Runway Inc. Class A	64,661	623
*,1	Envirotech Vehicles Inc.	340,217	612
*,1	Aterian Inc.	199,372	574
*	Cumulus Media Inc. Class A	422,698	554
*,1	Surf Air Mobility Inc.	413,448	554
*	FlexShopper Inc.	425,184	438
*	Allied Gaming & Entertainment Inc.	312,464	428
	Flanigan's Enterprises Inc.	14,768	394

		Shares	Market Value ($000)
*,1	United Homes Group Inc.	63,810	392
[1]	Jerash Holdings US Inc.	119,768	361
*,2	Luby's Inc.	449,752	355
*,1	Cineverse Corp. Class A	328,177	321
*	Focus Universal Inc.	1,187,039	313
*,1	Lazydays Holdings Inc.	194,354	292
*,1	Connexa Sports Technologies In	29,952	278
*,1	Sadot Group Inc.	608,212	258
*	Xcel Brands Inc.	342,262	256
*,1	Inspirato Inc. Class A	61,860	251
*	Owlet Inc. Class A	50,037	225
*,1	Hall of Fame Resort & Entertainment Co.	97,466	191
*,1	Beasley Broadcast Group Inc. Class A	15,725	169
*	Dolphin Entertainment Inc.	252,290	159
*,1	Vince Holding Corp.	85,410	158
*	GameSquare Holdings Inc.	212,162	155
*	Rave Restaurant Group Inc.	73,331	149
*	Stran & Co. Inc.	105,745	129
	FAT Brands Inc. Class B	17,809	86
*	Urban One Inc. Class A	41,162	72
*,2	SRAX Inc.	590,641	41
*,1	Upexi Inc.	209,088	41
*	Charles & Colvard Ltd.	16,535	29
*	Yunhong Green CTI Ltd.	17,688	16
*	Tandy Leather Factory Inc.	3,262	14
*,1	Mullen Automotive Inc.	2,413	8
*	Wilhelmina International Inc.	1,242	5
*	Emerson Radio Corp.	4,601	2
*,1,2	Empire Resorts Inc.	130,256	—
*,1	SRM Entertainment Inc.	303	—
			243,681,903
Consumer Staples (4.3%)
	Procter & Gamble Co.	74,447,142	12,894,245
	Coca-Cola Co.	122,889,868	8,830,866
	PepsiCo Inc.	43,533,252	7,402,830
	Philip Morris International Inc.	49,241,361	5,977,901
	Mondelez International Inc. Class A	42,351,224	3,120,015
	Altria Group Inc.	54,031,325	2,757,759
	Colgate-Palmolive Co.	25,900,532	2,688,734
	CVS Health Corp.	39,868,888	2,506,956
	McKesson Corp.	4,107,161	2,030,663
	Kimberly-Clark Corp.	10,667,874	1,517,825
	Kenvue Inc.	60,690,787	1,403,778
	Constellation Brands Inc. Class A	5,190,647	1,337,578
	General Mills Inc.	17,656,797	1,303,954
	Keurig Dr Pepper Inc.	34,320,212	1,286,322
	Corteva Inc.	21,782,263	1,280,579
	Cencora Inc.	5,578,270	1,255,557
	Sysco Corp.	15,569,890	1,215,386
	Kroger Co.	20,572,255	1,178,790
*	Monster Beverage Corp.	21,756,976	1,135,061
	Archer-Daniels-Midland Co.	15,140,957	904,521
	Hershey Co.	4,675,168	896,604
	Kraft Heinz Co.	24,831,043	871,818
	Church & Dwight Co. Inc.	7,736,900	810,208
	Kellanova	8,723,531	704,076
	McCormick & Co. Inc. (Non-Voting)	7,989,966	657,574
	Clorox Co.	3,930,901	640,383
	Tyson Foods Inc. Class A	9,033,662	538,045
	Conagra Brands Inc.	15,163,444	493,115
*	US Foods Holding Corp.	7,721,960	474,901
[1]	Brown-Forman Corp. Class B	9,222,771	453,760
	Casey's General Stores Inc.	1,169,997	439,580
	Bunge Global SA	4,484,425	433,375
	J M Smucker Co.	3,210,317	388,769
*	Performance Food Group Co.	4,923,646	385,866
*	Sprouts Farmers Market Inc.	3,171,728	350,190
	Molson Coors Beverage Co. Class B	5,483,495	315,411
	Hormel Foods Corp.	9,576,022	303,560

		Shares	Market Value ($000)
	Campbell Soup Co.	6,158,450	301,271
	Lamb Weston Holdings Inc.	4,569,372	295,821
	Ingredion Inc.	2,070,437	284,540
*	BellRing Brands Inc.	4,058,595	246,438
	Coca-Cola Consolidated Inc.	159,424	209,866
*	Freshpet Inc.	1,527,897	208,970
	Walgreens Boots Alliance Inc.	21,841,301	195,698
*	Darling Ingredients Inc.	5,043,557	187,419
	Albertsons Cos. Inc. Class A	10,046,458	185,659
*	Post Holdings Inc.	1,479,839	171,291
*	Celsius Holdings Inc.	5,168,776	162,093
	Flowers Foods Inc.	6,015,853	138,786
	Primo Water Corp.	4,806,165	121,356
	WD-40 Co.	427,978	110,367
	Lancaster Colony Corp.	612,521	108,153
*	Simply Good Foods Co.	2,819,081	98,019
	Cal-Maine Foods Inc.	1,261,416	94,404
	Spectrum Brands Holdings Inc.	863,257	82,130
*	Boston Beer Co. Inc. Class A	275,969	79,794
	Energizer Holdings Inc.	2,242,992	71,237
	Brown-Forman Corp. Class A	1,341,689	64,508
*	TreeHouse Foods Inc.	1,512,878	63,511
	J & J Snack Foods Corp.	367,031	63,173
	Vector Group Ltd.	4,161,505	62,090
	Edgewell Personal Care Co.	1,556,824	56,575
	Reynolds Consumer Products Inc.	1,701,852	52,928
*	Pilgrim's Pride Corp.	1,117,930	51,481
	Andersons Inc.	1,018,020	51,044
*	Grocery Outlet Holding Corp.	2,830,998	49,684
*	Chefs' Warehouse Inc.	1,128,176	47,395
	Universal Corp.	742,264	39,422
	Utz Brands Inc.	2,186,537	38,702
[1]	MGP Ingredients Inc.	448,022	37,298
	Fresh Del Monte Produce Inc.	1,212,778	35,825
*	Vita Coco Co. Inc.	1,252,154	35,448
	Weis Markets Inc.	510,390	35,181
	National Beverage Corp.	741,526	34,807
	Ingles Markets Inc. Class A	459,616	34,287
	WK Kellogg Co.	1,902,306	32,548
*	Vital Farms Inc.	904,396	31,717
*	United Natural Foods Inc.	1,830,339	30,786
*	Hain Celestial Group Inc.	2,898,430	25,013
	SpartanNash Co.	1,072,730	24,040
	Seaboard Corp.	7,600	23,841
	John B Sanfilippo & Son Inc.	246,401	23,238
[1]	B&G Foods Inc.	2,448,201	21,740
*	Herbalife Ltd.	2,956,890	21,260
	Turning Point Brands Inc.	446,629	19,272
*	Mission Produce Inc.	1,352,142	17,334
	Limoneira Co.	587,466	15,568
	ACCO Brands Corp.	2,844,367	15,559
	Calavo Growers Inc.	532,751	15,199
	Tootsie Roll Industries Inc.	479,676	14,856
*	USANA Health Sciences Inc.	358,868	13,608
*,1	Beyond Meat Inc.	1,989,656	13,490
	Natural Grocers by Vitamin Cottage Inc.	424,908	12,616
	Nu Skin Enterprises Inc. Class A	1,631,724	12,026
	Oil-Dri Corp. of America	162,851	11,235
*	Seneca Foods Corp. Class A	163,001	10,160
*,1	Westrock Coffee Co.	1,474,555	9,585
*	Duckhorn Portfolio Inc.	1,618,803	9,405
	Village Super Market Inc. Class A	251,495	7,995
*	Olaplex Holdings Inc.	3,311,781	7,783
*	Mama's Creations Inc.	1,057,577	7,720
*	Honest Co. Inc.	2,020,424	7,213
*	Medifast Inc.	356,866	6,830
*,1	BRC Inc. Class A	1,594,854	5,454
*	Nature's Sunshine Products Inc.	396,518	5,401
*,1	Lifeway Foods Inc.	172,782	4,479
*	HF Foods Group Inc.	1,170,244	4,178

		Shares	Market Value ($000)
*,1	Beauty Health Co.	2,698,071	3,885
*	GrowGeneration Corp.	1,756,060	3,740
	Lifevantage Corp.	289,613	3,499
*,1	Veru Inc.	3,889,604	2,991
*,1	PetMed Express Inc.	640,080	2,355
	Alico Inc.	71,688	2,005
*,1	Cibus Inc. Class A	465,386	1,517
*,1	SOW GOOD Inc.	128,702	1,505
*,1	PLBY Group Inc.	1,582,683	1,200
[1]	AMCON Distributing Co.	7,756	1,124
*	Farmer Bros Co.	511,916	1,014
*	Natural Alternatives International Inc.	162,521	931
*,1	Benson Hill Inc.	117,845	848
*,1	Barfresh Food Group Inc.	233,784	680
*	Zevia PBC Class A	627,442	678
*	Willamette Valley Vineyards Inc.	152,433	530
*	Bridgford Foods Corp.	48,702	444
*,1	Local Bounti Corp.	130,217	326
*,1	Urban-Gro Inc.	227,616	314
*	Rocky Mountain Chocolate Factory Inc.	128,662	257
*	Mannatech Inc.	30,953	240
*	Splash Beverage Group Inc.	950,644	240
*,1	Real Good Food Co. Inc. Class A	562,143	225
*	FitLife Brands Inc.	4,786	157
*,1	Maison Solutions Inc. Class A	77,000	114
*	S&W Seed Co.	558,871	103
			75,905,297
Energy (3.6%)
	Exxon Mobil Corp.	140,776,532	16,501,825
	Chevron Corp.	55,049,889	8,107,197
	ConocoPhillips	36,796,838	3,873,971
	EOG Resources Inc.	18,007,625	2,213,677
	Schlumberger NV	44,981,508	1,886,974
	Williams Cos. Inc.	38,602,405	1,762,200
	Phillips 66	13,259,081	1,742,906
	Marathon Petroleum Corp.	10,598,016	1,726,523
	ONEOK Inc.	18,486,126	1,684,641
	Kinder Morgan Inc.	59,786,656	1,320,687
	Valero Energy Corp.	9,628,853	1,300,184
	Cheniere Energy Inc.	6,821,666	1,226,808
	Hess Corp.	8,788,826	1,193,523
	Baker Hughes Co.	31,442,724	1,136,654
	Occidental Petroleum Corp.	20,334,329	1,048,031
	Diamondback Energy Inc.	6,029,680	1,039,517
	Targa Resources Corp.	6,956,042	1,029,564
*	First Solar Inc.	3,224,378	804,289
	Devon Energy Corp.	19,811,679	775,033
	Halliburton Co.	25,175,081	731,336
	EQT Corp.	18,824,779	689,740
	Texas Pacific Land Corp.	618,996	547,651
	Coterra Energy Inc.	22,167,666	530,916
	Marathon Oil Corp.	17,688,939	471,056
*	Enphase Energy Inc.	4,093,383	462,634
	TechnipFMC plc	12,903,075	338,448
	Ovintiv Inc.	8,332,299	319,210
[1]	Chesapeake Energy Corp.	3,796,960	312,300
	APA Corp.	11,773,156	287,971
	Permian Resources Corp.	20,022,550	272,507
*	Antero Resources Corp.	9,371,655	268,498
	Chord Energy Corp.	1,956,372	254,778
*	Southwestern Energy Co.	34,971,563	248,648
	DT Midstream Inc.	3,069,263	241,428
	HF Sinclair Corp.	5,167,840	230,331
	Range Resources Corp.	7,261,315	223,358
	Weatherford International plc	2,331,340	197,977
	NOV Inc.	12,320,473	196,758
	ChampionX Corp.	6,040,145	182,110
	Matador Resources Co.	3,558,389	175,856
	Antero Midstream Corp.	10,638,858	160,115

		Shares	Market Value ($000)
*	NEXTracker Inc. Class A	4,261,028	159,703
	Civitas Resources Inc.	3,089,846	156,563
	Murphy Oil Corp.	4,554,501	153,669
	Noble Corp. plc	4,230,341	152,885
*	CNX Resources Corp.	4,476,960	145,815
	Viper Energy Inc. Class A	3,216,712	145,106
	SM Energy Co.	3,616,108	144,536
	Magnolia Oil & Gas Corp. Class A	5,688,448	138,912
	California Resources Corp.	2,562,045	134,431
	Cactus Inc. Class A	2,059,543	122,893
*	Tidewater Inc.	1,517,080	108,911
*	Valaris Ltd.	1,948,224	108,613
*,1	Transocean Ltd.	25,147,940	106,879
	Northern Oil & Gas Inc.	3,000,899	106,262
	Warrior Met Coal Inc.	1,648,875	105,363
	Archrock Inc.	5,030,527	101,818
	Peabody Energy Corp.	3,746,756	99,439
	Patterson-UTI Energy Inc.	12,596,386	96,362
	Liberty Energy Inc. Class A	4,805,216	91,732
	PBF Energy Inc. Class A	2,957,755	91,543
	Helmerich & Payne Inc.	2,851,167	86,733
	Alpha Metallurgical Resources Inc.	351,659	83,055
*	Oceaneering International Inc.	3,182,485	79,148
	Arch Resources Inc.	552,839	76,380
	CONSOL Energy Inc.	700,443	73,301
*,1	Plug Power Inc.	28,434,068	64,261
*	Gulfport Energy Corp.	403,068	61,004
	Kinetik Holdings Inc. Class A	1,275,312	57,721
	World Kinect Corp.	1,774,973	54,864
*	Expro Group Holdings NV	3,174,800	54,511
	Sitio Royalties Corp. Class A	2,484,563	51,778
*	Helix Energy Solutions Group Inc.	4,563,146	50,651
	Crescent Energy Co. Class A	4,521,535	49,511
*,1	Calumet Inc.	2,743,100	48,882
*,1	Fluence Energy Inc.	2,001,286	45,449
*	Talos Energy Inc.	4,321,828	44,731
*	DNOW Inc.	3,347,754	43,286
[1]	Atlas Energy Solutions Inc. Class A	1,927,548	42,021
*	Ameresco Inc. Class A	1,039,027	39,421
	Delek US Holdings Inc.	1,937,543	36,329
	Select Water Solutions Inc. Class A	3,040,579	33,842
*	MRC Global Inc.	2,586,140	32,947
*	Par Pacific Holdings Inc.	1,741,528	30,651
*	Shoals Technologies Group Inc. Class A	5,392,066	30,250
*	Array Technologies Inc.	4,548,201	30,018
*	NextDecade Corp.	5,859,228	27,597
	Core Laboratories Inc.	1,483,609	27,491
	Kodiak Gas Services Inc.	926,741	26,875
*	Bristow Group Inc. Class A	763,513	26,486
[1]	New Fortress Energy Inc.	2,900,048	26,361
*	Green Plains Inc.	1,942,022	26,295
*	American Superconductor Corp.	1,112,058	26,245
*,1	Tellurian Inc.	26,626,124	25,774
[1]	CVR Energy Inc.	1,104,363	25,433
[1]	Comstock Resources Inc.	2,184,803	24,317
*	Vital Energy Inc.	870,262	23,410
*	Centrus Energy Corp. Class A	421,078	23,096
	SunCoke Energy Inc.	2,659,906	23,088
*	REX American Resources Corp.	489,916	22,678
*	ProPetro Holding Corp.	2,910,154	22,292
	RPC Inc.	3,030,558	19,274
	VAALCO Energy Inc.	3,348,516	19,220
	Vitesse Energy Inc.	731,967	17,582
*,1	ChargePoint Holdings Inc.	12,605,417	17,269
*	Newpark Resources Inc.	2,452,795	16,998
*	Nabors Industries Ltd.	256,433	16,532
*	Innovex International Inc.	1,074,918	15,780
*,1	EVgo Inc. Class A	3,462,752	14,336
*,1	Gevo Inc.	8,173,453	13,323
	Granite Ridge Resources Inc.	2,147,631	12,757

		Shares	Market Value ($000)
	SandRidge Energy Inc.	1,017,545	12,445
	Solaris Energy Infrastructure Inc. Class A	936,936	11,955
*	TETRA Technologies Inc.	3,720,195	11,533
*	Summit Midstream Corp.	306,400	10,733
	Ramaco Resources Inc. Class A	862,953	10,097
	Berry Corp.	1,920,512	9,871
*	Matrix Service Co.	817,496	9,426
*	Montauk Renewables Inc.	1,766,814	9,205
*	Oil States International Inc.	1,921,953	8,841
	Riley Exploration Permian Inc.	298,145	7,898
[1]	HighPeak Energy Inc.	559,143	7,761
*	DMC Global Inc.	592,287	7,688
*	Amplify Energy Corp.	1,168,987	7,633
*	SEACOR Marine Holdings Inc.	755,999	7,295
*	Hallador Energy Co.	758,136	7,149
*	Natural Gas Services Group Inc.	372,764	7,124
*,1	TPI Composites Inc.	1,475,560	6,714
*	Ring Energy Inc.	4,055,153	6,488
[1]	W&T Offshore Inc.	3,005,663	6,462
*,1	Forum Energy Technologies Inc.	367,639	5,684
	Ranger Energy Services Inc. Class A	458,107	5,456
*,1	ProFrac Holding Corp. Class A	783,460	5,320
*,1	Solid Power Inc.	3,931,093	5,307
*,1	FuelCell Energy Inc.	13,616,312	5,174
*	Geospace Technologies Corp.	461,249	4,769
	Evolution Petroleum Corp.	896,436	4,760
*	Flotek Industries Inc.	840,746	4,187
	Epsilon Energy Ltd.	638,076	3,739
	NACCO Industries Inc. Class A	121,254	3,438
	PHX Minerals Inc.	1,009,748	3,413
	Energy Services of America Corp.	340,555	3,235
*,1	Aemetis Inc.	1,258,686	2,895
*,1	Complete Solaria Inc.	1,008,125	2,833
*	PrimeEnergy Resources Corp.	19,756	2,722
*	Gulf Island Fabrication Inc.	409,380	2,309
*,1	OPAL Fuels Inc. Class A	627,434	2,290
*,1	KLX Energy Services Holdings Inc.	413,144	2,260
*,1	Beam Global	424,844	2,086
*,1	American Resources Corp.	2,090,623	1,902
*	Ideal Power Inc.	231,309	1,897
*	Mammoth Energy Services Inc.	453,591	1,855
*	Profire Energy Inc.	1,092,248	1,835
*,1	Stem Inc.	5,136,419	1,789
*,1	Empire Petroleum Corp.	335,011	1,759
*	Smart Sand Inc.	860,390	1,695
*,1	Battalion Oil Corp.	223,426	1,490
	Ramaco Resources Inc. Class B	135,153	1,454
	Adams Resources & Energy Inc.	47,852	1,292
*,1	Drilling Tools International Corp.	296,724	1,107
*,1	FTC Solar Inc.	1,613,454	1,098
*,1	Stabilis Solutions Inc.	169,932	805
*,1	ESS Tech Inc.	123,669	782
*	PEDEVCO Corp.	768,132	722
*,1	Nine Energy Service Inc.	609,231	688
*	Barnwell Industries Inc.	267,900	605
*,1	BKV Corp.	30,189	552
[1]	Mexco Energy Corp.	44,605	542
*,1	Enviva Inc.	1,281,702	519
*,1	Verde Clean Fuels Inc.	88,500	353
*,1	Houston American Energy Corp.	204,133	225
*,1	Vertex Energy Inc.	1,892,970	219
*	NCS Multistage Holdings Inc.	9,276	185
*	Tigo Energy Inc.	107,459	183
*	Ocean Power Technologies Inc.	1,001,472	156
*,1	US Energy Corp.	133,545	154
*,1,2	American Carbon Corp.	522,655	3
*,1,2	Novusterra Inc.	174,215	—
			62,294,580

		Shares	Market Value ($000)
Financials (10.9%)
*	Berkshire Hathaway Inc. Class B	56,030,574	25,788,632
	JPMorgan Chase & Co.	90,141,548	19,007,247
	Bank of America Corp.	221,245,954	8,779,039
	Wells Fargo & Co.	107,831,600	6,091,407
	S&P Global Inc.	10,144,869	5,241,042
	Goldman Sachs Group Inc.	9,706,371	4,805,721
	Progressive Corp.	18,546,531	4,706,368
	BlackRock Inc.	4,458,972	4,233,839
	Morgan Stanley	38,527,267	4,016,082
	Citigroup Inc.	56,412,625	3,531,430
	Chubb Ltd.	12,160,301	3,506,909
	Blackstone Inc.	22,825,365	3,495,248
	Marsh & McLennan Cos. Inc.	15,582,745	3,476,355
	Charles Schwab Corp.	47,919,142	3,105,640
	Intercontinental Exchange Inc.	18,203,600	2,924,226
	KKR & Co. Inc.	21,072,256	2,751,615
	CME Group Inc.	11,411,519	2,517,952
	PNC Financial Services Group Inc.	12,598,996	2,328,924
	Moody's Corp.	4,902,442	2,326,650
	Aon plc Class A	6,540,384	2,262,907
	US Bancorp	49,434,013	2,260,617
	Aflac Inc.	17,730,648	1,982,286
	Arthur J Gallagher & Co.	6,948,947	1,955,225
	Truist Financial Corp.	42,476,253	1,816,709
	Travelers Cos. Inc.	7,228,090	1,692,240
	Bank of New York Mellon Corp.	23,387,459	1,680,623
	Allstate Corp.	8,352,170	1,583,989
	Apollo Global Management Inc.	12,648,210	1,579,888
	MetLife Inc.	18,889,844	1,558,034
	American International Group Inc.	20,408,220	1,494,494
	Ameriprise Financial Inc.	3,109,124	1,460,698
	MSCI Inc.	2,369,409	1,381,200
	Prudential Financial Inc.	11,275,690	1,365,486
*	Arch Capital Group Ltd.	11,333,436	1,267,985
	Discover Financial Services	7,965,834	1,117,527
	Hartford Financial Services Group Inc.	9,303,032	1,094,130
*	Coinbase Global Inc. Class A	6,112,597	1,089,081
	Nasdaq Inc.	14,565,706	1,063,442
	Willis Towers Watson plc	3,219,594	948,267
	M&T Bank Corp.	5,279,724	940,424
	Fifth Third Bancorp	21,354,470	914,826
	Ares Management Corp. Class A	5,608,837	874,081
*	Berkshire Hathaway Inc. Class A	1,187	820,431
	Broadridge Financial Solutions Inc.	3,706,241	796,953
	State Street Corp.	8,967,366	793,343
	T. Rowe Price Group Inc.	7,055,723	768,580
	Brown & Brown Inc.	7,223,937	748,400
	Raymond James Financial Inc.	5,861,334	717,779
	Cboe Global Markets Inc.	3,307,974	677,705
	Cincinnati Financial Corp.	4,967,745	676,209
	Regions Financial Corp.	28,966,728	675,794
	Huntington Bancshares Inc.	45,886,000	674,524
	Principal Financial Group Inc.	7,332,621	629,872
	First Citizens BancShares Inc. Class A	340,189	626,271
*	Markel Group Inc.	390,568	612,637
	FactSet Research Systems Inc.	1,205,618	554,403
	Citizens Financial Group Inc.	13,485,018	553,830
	LPL Financial Holdings Inc.	2,365,694	550,331
	Northern Trust Corp.	6,055,439	545,171
*	Robinhood Markets Inc. Class A	22,992,244	538,478
	Everest Group Ltd.	1,364,835	534,783
	W R Berkley Corp.	9,008,658	511,061
	Fidelity National Financial Inc.	8,198,789	508,817
	KeyCorp	29,346,396	491,552
	Loews Corp.	5,941,625	469,685
	Interactive Brokers Group Inc. Class A	3,270,232	455,740
	Tradeweb Markets Inc. Class A	3,674,774	454,459
	Reinsurance Group of America Inc.	2,077,679	452,664
	RenaissanceRe Holdings Ltd.	1,652,998	450,277

		Shares	Market Value ($000)
	Erie Indemnity Co. Class A	805,420	434,782
	Equitable Holdings Inc.	10,138,625	426,126
	East West Bancorp Inc.	4,391,270	363,334
	Assurant Inc.	1,641,973	326,523
	Kinsale Capital Group Inc.	700,078	325,935
	American Financial Group Inc.	2,379,824	320,324
	Blue Owl Capital Inc. Class A	16,510,418	319,642
	Annaly Capital Management Inc.	15,923,784	319,590
	Carlyle Group Inc.	7,322,997	315,328
	Ally Financial Inc.	8,655,342	308,044
	Globe Life Inc.	2,861,647	303,077
	Evercore Inc. Class A	1,152,817	292,055
	MarketAxess Holdings Inc.	1,138,853	291,774
	Stifel Financial Corp.	3,100,204	291,109
	Western Alliance Bancorp	3,342,768	289,116
	Primerica Inc.	1,069,434	283,560
	Jefferies Financial Group Inc.	4,585,195	282,219
	Unum Group	4,711,350	280,043
	Morningstar Inc.	877,503	280,029
	Houlihan Lokey Inc. Class A	1,676,855	264,977
	First Horizon Corp.	16,910,831	262,625
	Old Republic International Corp.	7,398,595	262,058
[1]	AGNC Investment Corp.	24,709,296	258,459
	SEI Investments Co.	3,723,391	257,621
	Webster Financial Corp.	5,452,084	254,122
	Comerica Inc.	4,192,759	251,188
	Voya Financial Inc.	3,102,778	245,802
*	SoFi Technologies Inc.	30,406,652	238,996
	Invesco Ltd.	13,591,227	238,662
	SouthState Corp.	2,395,591	232,804
	Popular Inc.	2,281,366	228,753
	Wintrust Financial Corp.	2,100,997	228,021
	Pinnacle Financial Partners Inc.	2,316,017	226,900
	Zions Bancorp NA	4,641,209	219,158
	Commerce Bancshares Inc.	3,683,977	218,828
	Jackson Financial Inc. Class A	2,389,329	217,979
	Corebridge Financial Inc.	7,450,402	217,254
	RLI Corp.	1,370,740	212,437
	MGIC Investment Corp.	8,164,374	209,008
	Prosperity Bancshares Inc.	2,898,730	208,911
	Starwood Property Trust Inc.	10,067,368	205,173
	Essent Group Ltd.	3,182,798	204,622
	First American Financial Corp.	3,097,476	204,464
	Cullen/Frost Bankers Inc.	1,827,639	204,440
	Ryan Specialty Holdings Inc. Class A	3,026,859	200,953
	Franklin Resources Inc.	9,923,282	199,954
	Axis Capital Holdings Ltd.	2,425,788	193,117
	Synovus Financial Corp.	4,303,299	191,368
	Old National Bancorp	10,041,112	187,367
	Rithm Capital Corp.	16,466,588	186,896
	Cadence Bank	5,796,514	184,619
	Selective Insurance Group Inc.	1,923,177	179,432
	OneMain Holdings Inc.	3,802,756	178,996
*	Mr Cooper Group Inc.	1,920,568	177,038
	Columbia Banking System Inc.	6,719,039	175,434
	Lincoln National Corp.	5,438,831	171,378
	Lazard Inc.	3,384,099	170,491
	Radian Group Inc.	4,807,885	166,786
	Glacier Bancorp Inc.	3,620,225	165,444
	SLM Corp.	6,977,449	159,574
	Affiliated Managers Group Inc.	896,641	159,423
	FNB Corp.	11,281,644	159,184
	United Bankshares Inc.	4,264,748	158,222
	Moelis & Co. Class A	2,251,039	154,219
	Home BancShares Inc.	5,679,260	153,851
	Piper Sandler Cos.	539,191	153,028
	Janus Henderson Group plc	4,016,549	152,910
	Hanover Insurance Group Inc.	1,017,356	150,681
	TPG Inc. Class A	2,572,414	148,068
	Bank OZK	3,389,445	145,712

		Shares	Market Value ($000)
	First Financial Bankshares Inc.	3,906,257	144,571
*,1	MARA Holdings Inc.	8,875,205	143,956
	Hamilton Lane Inc. Class A	846,880	142,606
	Hancock Whitney Corp.	2,737,961	140,101
	FirstCash Holdings Inc.	1,220,059	140,063
	UMB Financial Corp.	1,300,023	136,645
	Ameris Bancorp	2,111,445	131,733
	White Mountains Insurance Group Ltd.	77,462	131,391
*	Oscar Health Inc. Class A	5,991,631	127,083
*	Clearwater Analytics Holdings Inc. Class A	5,001,831	126,296
	Valley National Bancorp	13,855,535	125,531
	ServisFirst Bancshares Inc.	1,545,943	124,371
	Assured Guaranty Ltd.	1,559,657	124,024
	Kemper Corp.	1,962,631	120,211
*	Enstar Group Ltd.	361,253	116,175
	Walker & Dunlop Inc.	1,002,217	113,842
	First Bancorp	5,263,168	111,421
	United Community Banks Inc.	3,794,673	110,349
	CNO Financial Group Inc.	3,111,002	109,196
*	Axos Financial Inc.	1,707,645	107,377
	Atlantic Union Bankshares Corp.	2,833,207	106,727
[1]	New York Community Bancorp Inc.	9,501,475	106,702
	International Bancshares Corp.	1,771,207	105,900
	StepStone Group Inc. Class A	1,827,350	103,848
*	Baldwin Insurance Group Inc. Class A	2,079,330	103,551
*	Texas Capital Bancshares Inc.	1,446,860	103,393
	BGC Group Inc. Class A	11,237,278	103,158
	Fulton Financial Corp.	5,640,719	102,266
*	NMI Holdings Inc. Class A	2,476,452	102,005
[1]	Blackstone Mortgage Trust Inc. Class A	5,270,874	100,199
	Eastern Bankshares Inc.	6,093,513	99,873
	Community Financial System Inc.	1,678,879	97,493
	Associated Banc-Corp	4,496,991	96,865
	Artisan Partners Asset Management Inc. Class A	2,192,659	94,986
*,1	Upstart Holdings Inc.	2,365,196	94,632
	Cathay General Bancorp	2,191,097	94,108
	First Hawaiian Inc.	4,055,226	93,879
	WSFS Financial Corp.	1,832,643	93,446
*	Genworth Financial Inc. Class A	13,388,525	91,711
	PennyMac Financial Services Inc.	799,352	91,102
	WaFd Inc.	2,612,231	91,036
	Federated Hermes Inc. Class B	2,464,571	90,622
	PJT Partners Inc. Class A	660,199	88,031
	BankUnited Inc.	2,404,911	87,635
	Cohen & Steers Inc.	895,564	85,929
*	Brighthouse Financial Inc.	1,884,012	84,837
[1]	Arbor Realty Trust Inc.	5,312,071	82,656
*,1	Rocket Cos. Inc. Class A	4,275,609	82,049
	Victory Capital Holdings Inc. Class A	1,474,062	81,663
	Simmons First National Corp. Class A	3,744,396	80,654
	First Interstate BancSystem Inc. Class A	2,603,047	79,862
	Bank of Hawaii Corp.	1,259,058	79,031
	Virtu Financial Inc. Class A	2,560,873	78,004
	Park National Corp.	461,802	77,574
	BOK Financial Corp.	736,781	77,082
*	Bancorp Inc.	1,434,123	76,726
	Pacific Premier Bancorp Inc.	3,009,648	75,723
*	Palomar Holdings Inc.	789,154	74,709
	CVB Financial Corp.	4,157,219	74,082
	Independent Bank Corp.	1,240,557	73,354
	Bread Financial Holdings Inc.	1,537,624	73,160
	Provident Financial Services Inc.	3,900,337	72,390
	First Financial Bancorp	2,833,986	71,501
	Seacoast Banking Corp. of Florida	2,672,900	71,233
	Towne Bank	2,139,940	70,746
*	StoneX Group Inc.	842,203	68,960
*	Credit Acceptance Corp.	154,849	68,663
	OFG Bancorp	1,519,126	68,239
*	Enova International Inc.	797,156	66,794
*,1	Riot Platforms Inc.	8,983,285	66,656

		Shares	Market Value ($000)
	Banc of California Inc.	4,373,614	64,423
	Stewart Information Services Corp.	859,413	64,233
	Banner Corp.	1,074,060	63,971
	Independent Bank Group Inc.	1,106,315	63,790
*	Goosehead Insurance Inc. Class A	713,759	63,739
	Heartland Financial USA Inc.	1,113,506	63,136
	First Merchants Corp.	1,682,653	62,595
	NBT Bancorp Inc.	1,412,935	62,494
	Renasant Corp.	1,882,072	61,167
	BancFirst Corp.	581,129	61,164
	Stock Yards Bancorp Inc.	923,614	57,255
	Enterprise Financial Services Corp.	1,112,738	57,039
*	Triumph Financial Inc.	707,329	56,261
	Trustmark Corp.	1,724,886	54,886
	Mercury General Corp.	869,525	54,763
	First Commonwealth Financial Corp.	3,171,681	54,394
	WesBanco Inc.	1,791,008	53,336
	Northwest Bancshares Inc.	3,985,183	53,322
	FB Financial Corp.	1,127,198	52,899
	First Bancorp (XNGS)	1,249,110	51,951
	City Holding Co.	440,159	51,670
	Pathward Financial Inc.	776,354	51,247
	Federal Agricultural Mortgage Corp. Class C	273,036	51,170
	National Bank Holdings Corp. Class A	1,175,965	49,508
	Live Oak Bancshares Inc.	1,043,853	49,447
	Lakeland Financial Corp.	755,476	49,197
	S&T Bancorp Inc.	1,147,590	48,164
	Compass Diversified Holdings	2,101,656	46,510
	Hilltop Holdings Inc.	1,442,323	46,385
	Horace Mann Educators Corp.	1,311,175	45,826
	Hope Bancorp Inc.	3,625,597	45,538
	Virtus Investment Partners Inc.	217,269	45,507
	WisdomTree Inc.	4,460,174	44,557
	Safehold Inc.	1,696,254	44,493
	First Busey Corp.	1,709,676	44,486
*	Skyward Specialty Insurance Group Inc.	1,072,507	43,683
	Two Harbors Investment Corp.	3,110,281	43,171
	Veritex Holdings Inc.	1,638,722	43,131
	Sandy Spring Bancorp Inc.	1,358,121	42,604
*	SiriusPoint Ltd.	2,954,692	42,370
*,1	Trupanion Inc.	1,001,498	42,043
	Ladder Capital Corp.	3,619,756	41,989
*	Customers Bancorp Inc.	901,220	41,862
	Apollo Commercial Real Estate Finance Inc.	4,513,420	41,478
	Chimera Investment Corp.	2,528,648	40,029
	MFA Financial Inc.	3,135,974	39,890
	Westamerica Bancorp	801,807	39,625
	Navient Corp.	2,536,326	39,541
*,1	Sable Offshore Corp.	1,667,500	39,403
	PennyMac Mortgage Investment Trust	2,748,056	39,187
	Nelnet Inc. Class A	343,021	38,857
[1]	Ready Capital Corp.	5,081,152	38,769
	QCR Holdings Inc.	518,601	38,392
*	LendingClub Corp.	3,340,124	38,178
	Nicolet Bankshares Inc.	394,844	37,759
	Stellar Bancorp Inc.	1,443,759	37,379
	Berkshire Hills Bancorp Inc.	1,373,683	36,993
	Safety Insurance Group Inc.	451,024	36,885
	Enact Holdings Inc.	991,454	36,020
[1]	Ellington Financial Inc.	2,757,175	35,540
	Employers Holdings Inc.	737,865	35,395
	TriCo Bancshares	820,194	34,981
	Cannae Holdings Inc.	1,825,890	34,801
	German American Bancorp Inc.	891,930	34,562
	Franklin BSP Realty Trust Inc.	2,590,601	33,833
*	Encore Capital Group Inc.	711,671	33,641
	OceanFirst Financial Corp.	1,784,729	33,178
	Redwood Trust Inc.	4,180,889	32,318
	Peoples Bancorp Inc.	1,057,972	31,834
	Dime Community Bancshares Inc.	1,104,180	31,800

		Shares	Market Value ($000)
[1]	ARMOUR Residential REIT Inc.	1,542,676	31,471
	Preferred Bank	390,353	31,326
	Southside Bancshares Inc.	914,275	30,564
	ConnectOne Bancorp Inc.	1,217,671	30,503
	Dynex Capital Inc.	2,365,410	30,183
	HCI Group Inc.	279,068	29,877
	AMERISAFE Inc.	615,103	29,728
	Origin Bancorp Inc.	918,848	29,550
	First Bancshares Inc.	877,102	28,181
*,1	Lemonade Inc.	1,701,059	28,050
	Claros Mortgage Trust Inc.	3,710,422	27,791
	Brookline Bancorp Inc.	2,672,045	26,961
	Premier Financial Corp.	1,133,453	26,614
	Bank First Corp.	291,755	26,462
*	PRA Group Inc.	1,174,053	26,252
	Merchants Bancorp	577,799	25,978
	First Mid Bancshares Inc.	666,158	25,920
	Community Trust Bancorp Inc.	516,843	25,666
	UWM Holdings Corp. Class A	2,984,801	25,431
	Amerant Bancorp Inc. Class A	1,180,854	25,235
	F&G Annuities & Life Inc.	554,118	24,780
*	NB Bancorp Inc.	1,326,648	24,623
	Univest Financial Corp.	870,966	24,509
	Burke & Herbert Financial Services Corp.	398,805	24,323
	Heritage Financial Corp.	1,114,109	24,254
*	ProAssurance Corp.	1,604,738	24,135
	Central Pacific Financial Corp.	803,249	23,704
	KKR Real Estate Finance Trust Inc.	1,897,967	23,440
	BrightSpire Capital Inc. Class A	4,133,604	23,148
	Capitol Federal Financial Inc.	3,963,517	23,147
	TFS Financial Corp.	1,736,089	22,326
	Independent Bank Corp. (Michigan)	663,347	22,123
	Amalgamated Financial Corp.	689,501	21,630
	Old Second Bancorp Inc.	1,370,863	21,372
	Tompkins Financial Corp.	363,807	21,024
	Byline Bancorp Inc.	779,782	20,875
*	CrossFirst Bankshares Inc.	1,247,822	20,826
	Brightsphere Investment Group Inc.	816,361	20,736
	Orrstown Financial Services Inc.	575,328	20,689
	Eagle Bancorp Inc.	899,145	20,303
*	LendingTree Inc.	348,147	20,203
	First Community Bankshares Inc.	463,167	19,986
	Mercantile Bank Corp.	451,490	19,739
	Business First Bancshares Inc.	768,100	19,717
*	Open Lending Corp.	3,201,078	19,591
[1]	Orchid Island Capital Inc.	2,370,861	19,489
	TrustCo Bank Corp.	573,638	18,970
	Horizon Bancorp Inc.	1,211,332	18,836
	Universal Insurance Holdings Inc.	828,058	18,350
*	EZCORP Inc. Class A	1,626,754	18,236
	Heritage Commerce Corp.	1,838,761	18,167
	Equity Bancshares Inc. Class A	444,259	18,161
*	Coastal Financial Corp.	335,718	18,125
	New York Mortgage Trust Inc.	2,830,234	17,915
	Camden National Corp.	432,173	17,857
	Hanmi Financial Corp.	955,767	17,777
	Great Southern Bancorp Inc.	307,504	17,623
*	Metropolitan Bank Holding Corp.	331,479	17,429
	Southern Missouri Bancorp Inc.	305,793	17,274
	Metrocity Bankshares Inc.	560,128	17,151
	Farmers National Banc Corp.	1,128,536	17,063
	Washington Trust Bancorp Inc.	524,455	16,893
	TPG RE Finance Trust Inc.	1,968,665	16,793
	Republic Bancorp Inc. Class A	254,168	16,597
	HomeTrust Bancshares Inc.	484,108	16,498
	Invesco Mortgage Capital Inc.	1,753,035	16,461
	1st Source Corp.	272,280	16,304
	GCM Grosvenor Inc. Class A	1,439,205	16,292
	Northeast Bank	206,775	15,949
	P10 Inc. Class A	1,468,705	15,730

		Shares	Market Value ($000)
*	Ambac Financial Group Inc.	1,388,584	15,566
	CNB Financial Corp.	623,366	14,998
*	Columbia Financial Inc.	873,503	14,911
	Northfield Bancorp Inc.	1,281,890	14,870
	HarborOne Bancorp Inc.	1,142,342	14,828
	First Financial Corp.	332,965	14,601
	Esquire Financial Holdings Inc.	222,042	14,479
	Midland States Bancorp Inc.	645,763	14,452
	Diamond Hill Investment Group Inc.	87,653	14,166
	Capital City Bank Group Inc.	397,796	14,038
	Peapack-Gladstone Financial Corp.	503,609	13,804
	Five Star Bancorp	457,809	13,611
*,1	Firstsun Capital Bancorp	319,400	13,606
	Mid Penn Bancorp Inc.	456,026	13,603
	Bar Harbor Bankshares	439,061	13,541
	SmartFinancial Inc.	464,625	13,539
	Tiptree Inc. Class A	689,523	13,494
	Shore Bancshares Inc.	937,014	13,109
	Peoples Financial Services Corp.	275,843	12,932
	Arrow Financial Corp.	447,007	12,811
	MidWestOne Financial Group Inc.	446,494	12,738
	Flushing Financial Corp.	865,639	12,621
	Northrim Bancorp Inc.	177,170	12,618
	Oppenheimer Holdings Inc. Class A	246,535	12,613
	South Plains Financial Inc.	365,644	12,403
*	Carter Bankshares Inc.	713,080	12,400
[1]	Hingham Institution For Savings	50,831	12,368
	Alerus Financial Corp.	537,985	12,309
	Sierra Bancorp	419,887	12,126
	Kearny Financial Corp.	1,729,141	11,879
*	Hagerty Inc. Class A	1,164,623	11,844
	Financial Institutions Inc.	459,281	11,698
	First Bank	766,407	11,649
	Community West Bancshares	597,786	11,513
	RBB Bancorp	493,157	11,353
*,1	California Bancorp	757,690	11,206
*	World Acceptance Corp.	94,357	11,132
*	Greenlight Capital Re Ltd. Class A	806,488	11,009
	ACNB Corp.	250,664	10,947
	United Fire Group Inc.	522,589	10,938
*	TWFG Inc. Class A	394,940	10,711
	First Business Financial Services Inc.	234,306	10,682
	NewtekOne Inc.	849,108	10,580
	FS Bancorp Inc.	235,928	10,496
	Farmers & Merchants Bancorp Inc.	372,286	10,294
*	American Coastal Insurance Corp.	913,319	10,293
	First Foundation Inc.	1,625,444	10,143
*,1	Dave Inc.	253,731	10,139
	BayCom Corp.	416,128	9,871
	Northeast Community Bancorp Inc.	372,480	9,852
*	Third Coast Bancshares Inc.	367,701	9,843
	Unity Bancorp Inc.	283,055	9,641
	Home Bancorp Inc.	215,630	9,613
	Investors Title Co.	40,891	9,397
	Bank of Marin Bancorp	456,571	9,173
	Waterstone Financial Inc.	623,020	9,158
	Civista Bancshares Inc.	498,664	8,886
*	Heritage Insurance Holdings Inc.	725,152	8,876
	HomeStreet Inc.	562,428	8,864
*	Selectquote Inc.	4,071,903	8,836
	Enterprise Bancorp Inc.	276,025	8,822
	Citizens & Northern Corp.	446,132	8,784
	Donegal Group Inc. Class A	593,163	8,743
	HBT Financial Inc.	399,003	8,730
	First of Long Island Corp.	677,874	8,724
*	Root Inc. Class A	230,292	8,700
	Primis Financial Corp.	710,701	8,656
	Guaranty Bancshares Inc.	250,824	8,623
	Colony Bankcorp Inc.	552,479	8,574
	West Bancorp Inc.	449,785	8,550

		Shares	Market Value ($000)
	First Internet Bancorp	248,309	8,507
*	Blue Foundry Bancorp	828,434	8,491
*	Bridgewater Bancshares Inc.	598,659	8,483
*	Hippo Holdings Inc.	500,353	8,446
	Citizens Financial Services Inc.	142,125	8,350
	First Bancorp Inc.	316,443	8,329
	Crawford & Co. Class B	747,804	8,308
*	Southern First Bancshares Inc.	241,081	8,216
[1]	Virginia National Bankshares Corp.	196,011	8,164
	Regional Management Corp.	245,340	8,025
	Chicago Atlantic Real Estate Finance Inc.	511,214	7,929
	Timberland Bancorp Inc.	254,450	7,700
	ChoiceOne Financial Services Inc.	248,249	7,673
	PCB Bancorp	402,063	7,555
	Capital Bancorp Inc.	292,777	7,527
	John Marshall Bancorp Inc.	367,541	7,270
*	Ponce Financial Group Inc.	621,347	7,264
	Princeton Bancorp Inc.	191,916	7,097
	MVB Financial Corp.	364,893	7,064
*	Bowhead Specialty Holdings Inc.	252,090	7,061
	Plumas Bancorp	169,162	6,898
	Orange County Bancorp Inc.	114,152	6,886
[1]	Middlefield Banc Corp.	238,900	6,880
	Fidelity D&D Bancorp Inc.	139,000	6,858
	Southern States Bancshares Inc.	219,757	6,753
*	FVCBankcorp Inc.	515,672	6,730
	NexPoint Diversified Real Estate Trust	1,075,426	6,721
	James River Group Holdings Ltd.	1,068,650	6,700
	Parke Bancorp Inc.	320,016	6,688
	Red River Bancshares Inc.	128,295	6,671
	Seven Hills Realty Trust	483,509	6,658
*,1	Blue Ridge Bankshares Inc.	2,370,645	6,638
	AG Mortgage Investment Trust Inc.	875,202	6,573
[1]	Greene County Bancorp Inc.	210,697	6,511
	Investar Holding Corp.	332,011	6,441
	Norwood Financial Corp.	233,548	6,441
[1]	Evans Bancorp Inc.	164,399	6,407
	Oak Valley Bancorp	240,221	6,383
	Citizens Community Bancorp Inc.	441,300	6,253
*	Onity Group Inc.	193,496	6,180
	Bankwell Financial Group Inc.	201,810	6,044
	First United Corp.	199,956	5,967
	Western New England Bancorp Inc.	693,837	5,898
	C&F Financial Corp.	99,381	5,799
	National Bankshares Inc.	192,646	5,760
	Chemung Financial Corp.	119,162	5,722
	Silvercrest Asset Management Group Inc. Class A	331,181	5,710
	Medallion Financial Corp.	699,890	5,697
*	loanDepot Inc. Class A	2,068,120	5,646
	BCB Bancorp Inc.	450,678	5,561
	Ames National Corp.	304,490	5,551
	Bank7 Corp.	146,279	5,481
	First Community Corp.	255,221	5,472
	Richmond Mutual Bancorp Inc.	424,197	5,472
*	Pioneer Bancorp Inc.	497,901	5,462
	OP Bancorp	427,662	5,337
	LCNB Corp.	353,276	5,324
	First Financial Northwest Inc.	230,464	5,190
*	Affinity Bancshares Inc.	241,500	5,171
*	Abacus Life Inc.	507,100	5,132
*	Velocity Financial Inc.	260,900	5,116
*,1	Provident Bancorp Inc.	471,499	5,088
*,1	Citizens Inc. Class A	1,404,593	5,085
	Granite Point Mortgage Trust Inc.	1,595,075	5,056
	Penns Woods Bancorp Inc.	209,659	4,987
	Guild Holdings Co. Class A	299,002	4,972
	ESSA Bancorp Inc.	258,071	4,960
	MBIA Inc.	1,384,207	4,942
	Angel Oak Mortgage REIT Inc.	472,824	4,932
	AFC Gamma Inc.	482,535	4,927

		Shares	Market Value ($000)
*	First Western Financial Inc.	241,636	4,833
	LINKBANCORP Inc.	753,487	4,830
*,1	Better Home & Finance Holding Co.	269,489	4,800
*	Sterling Bancorp Inc.	1,048,885	4,772
*	BV Financial Inc.	304,245	4,670
	Meridian Corp.	367,884	4,650
	Hawthorn Bancshares Inc.	183,676	4,597
*	ECB Bancorp Inc.	306,402	4,388
	Peoples Bancorp of North Carolina Inc.	172,508	4,380
	MainStreet Bancshares Inc.	235,574	4,346
	BankFinancial Corp.	350,754	4,272
	Ellington Credit Co.	602,682	4,207
*	Security National Financial Corp. Class A	450,167	4,142
*,1	Forge Global Holdings Inc.	3,122,847	4,091
[1]	Sachem Capital Corp.	1,621,981	4,087
*	Finwise Bancorp	261,228	4,075
	Eagle Bancorp Montana Inc.	257,546	4,067
	Franklin Financial Services Corp.	131,233	3,954
	Westwood Holdings Group Inc.	277,674	3,943
	William Penn Bancorp	318,150	3,897
	Great Ajax Corp.	1,165,325	3,881
*	ACRES Commercial Realty Corp.	245,355	3,842
*,1	Porch Group Inc.	2,495,034	3,830
	United Security Bancshares	437,554	3,811
	First Savings Financial Group Inc.	159,427	3,796
	Nexpoint Real Estate Finance Inc.	241,453	3,774
*,1	AlTi Global Inc.	997,300	3,730
	Finward Bancorp	114,714	3,669
*,3	1895 Bancorp of Wisconsin Inc.	331,179	3,345
*	eHealth Inc.	817,604	3,336
	Cherry Hill Mortgage Investment Corp.	905,180	3,286
	USCB Financial Holdings Inc.	213,020	3,249
*	SR Bancorp Inc.	281,443	3,138
[1]	B. Riley Financial Inc.	595,811	3,128
*,1	Consumer Portfolio Services Inc.	316,832	2,972
[1]	First National Corp.	165,138	2,890
*	Kingsway Financial Services Inc.	345,099	2,857
	Riverview Bancorp Inc.	578,163	2,723
	First Northwest Bancorp	247,244	2,646
*	Maiden Holdings Ltd.	1,475,921	2,612
[1]	OppFi Inc.	543,794	2,572
[1]	Provident Financial Holdings Inc.	178,916	2,567
	Lument Finance Trust Inc.	988,070	2,500
	Union Bankshares Inc.	95,950	2,488
*	Oportun Financial Corp.	861,131	2,420
*	SWK Holdings Corp.	138,755	2,399
*	Heritage Global Inc.	1,401,176	2,382
	Territorial Bancorp Inc.	226,146	2,361
[1]	Sunrise Realty Trust Inc.	160,845	2,315
*	Kingstone Cos. Inc.	236,667	2,166
	First Guaranty Bancshares Inc.	195,977	2,087
*	NSTS Bancorp Inc.	186,636	1,932
[1]	Hennessy Advisors Inc.	185,534	1,846
[1]	Associated Capital Group Inc. Class A	48,920	1,733
*	Catalyst Bancorp Inc.	151,200	1,724
*,1	Finance of America Cos. Inc. Class A	148,160	1,714
*	Broadway Financial Corp.	264,266	1,702
	First Capital Inc.	46,075	1,611
	Bank of the James Financial Group Inc.	114,189	1,569
	Summit State Bank	181,477	1,534
	Manhattan Bridge Capital Inc.	262,659	1,463
*	First Seacoast Bancorp	143,594	1,302
*,1	Rhinebeck Bancorp Inc.	139,200	1,288
*	Great Elm Group Inc.	643,568	1,229
*,1	Bakkt Holdings Inc. Class A	127,176	1,217
	AmeriServ Financial Inc.	458,124	1,196
*	Bogota Financial Corp.	141,415	1,172
	Village Bank & Trust Financial Corp.	15,210	1,160
*	OptimumBank Holdings Inc.	242,269	1,107
*	Central Plains Bancshares Inc.	83,952	1,054

		Shares	Market Value ($000)
*	GoHealth Inc. Class A	111,517	1,046
	US Global Investors Inc. Class A	376,672	972
*	Nicholas Financial Inc.	148,305	942
*	BM Technologies Inc.	261,126	888
*,1	CXApp Inc.	508,203	854
*	PB Bankshares Inc.	52,235	808
*,1	NeuroOne Medical Technologies Corp.	712,451	705
*,1	Katapult Holdings Inc.	65,728	683
	Lake Shore Bancorp Inc.	43,720	590
	Crawford & Co. Class A	51,305	563
*,1	Bitcoin Depot Inc.	355,818	562
	MarketWise Inc.	816,134	545
*,1	Siebert Financial Corp.	202,272	512
*	NI Holdings Inc.	32,047	503
*,1	Daxor Corp.	48,828	424
*	Fundamental Global Inc.	366,807	385
	Texas Community Bancshares Inc.	19,723	292
*,1	Prairie Operating Co.	32,701	286
*	SHF Holdings Inc.	512,546	284
	First US Bancshares Inc.	11,911	138
	Glen Burnie Bancorp	14,103	79
	Auburn National Bancorp Inc.	2,113	48
*	Patriot National Bancorp Inc.	25,389	48
	Kentucky First Federal Bancorp	16,599	45
[1]	Cohen & Co. Inc.	1,701	14
*,1	CaliberCos Inc. Class A	14,419	9
	Federal Agricultural Mortgage Corp. Class A	59	8
*	Mill City Ventures III Ltd.	1,305	3
			191,632,497
Health Care (11.5%)
	Eli Lilly & Co.	27,100,750	24,009,638
	UnitedHealth Group Inc.	29,258,724	17,106,991
	Johnson & Johnson	76,276,335	12,361,343
	AbbVie Inc.	55,945,853	11,048,187
	Merck & Co. Inc.	80,319,800	9,121,116
	Thermo Fisher Scientific Inc.	12,099,783	7,484,563
	Abbott Laboratories	55,118,616	6,284,073
	Danaher Corp.	20,589,646	5,724,333
*	Intuitive Surgical Inc.	11,262,216	5,532,789
	Amgen Inc.	17,032,037	5,487,893
	Pfizer Inc.	179,454,847	5,193,423
	Stryker Corp.	10,871,975	3,927,610
*	Boston Scientific Corp.	46,628,311	3,907,452
	Elevance Health Inc.	7,347,506	3,820,703
*	Vertex Pharmaceuticals Inc.	8,181,506	3,805,055
	Medtronic plc	40,664,646	3,661,038
*	Regeneron Pharmaceuticals Inc.	3,435,888	3,611,943
	Bristol-Myers Squibb Co.	64,213,034	3,322,382
	Gilead Sciences Inc.	39,451,213	3,307,590
	Cigna Group	8,856,841	3,068,364
	Zoetis Inc.	12,923,196	2,524,934
	HCA Healthcare Inc.	5,725,080	2,326,844
	Becton Dickinson & Co.	9,155,476	2,207,385
	Agilent Technologies Inc.	9,230,263	1,370,509
*	IDEXX Laboratories Inc.	2,606,093	1,316,650
*	IQVIA Holdings Inc.	5,485,094	1,299,803
	GE HealthCare Technologies Inc.	13,750,557	1,290,490
*	Edwards Lifesciences Corp.	19,109,609	1,261,043
*	Centene Corp.	16,671,145	1,255,004
	Humana Inc.	3,816,121	1,208,718
	ResMed Inc.	4,655,211	1,136,430
*	Alnylam Pharmaceuticals Inc.	4,071,215	1,119,706
*	Veeva Systems Inc. Class A	4,602,211	965,866
*	Biogen Inc.	4,618,764	895,301
*	Dexcom Inc.	12,719,022	852,683
	Cardinal Health Inc.	7,714,001	852,551
	STERIS plc	3,119,249	756,543
*	Moderna Inc.	10,991,577	734,567
	Zimmer Biomet Holdings Inc.	6,463,336	697,717

		Shares	Market Value ($000)
*	Cooper Cos. Inc.	6,292,575	694,323
	West Pharmaceutical Services Inc.	2,306,350	692,274
*	Waters Corp.	1,876,667	675,394
*	Illumina Inc.	5,042,311	657,568
*	Molina Healthcare Inc.	1,856,012	639,507
	Baxter International Inc.	16,181,942	614,428
*	Hologic Inc.	7,386,887	601,736
	Labcorp Holdings Inc.	2,667,676	596,172
*	Align Technology Inc.	2,248,691	571,887
	Quest Diagnostics Inc.	3,514,202	545,580
*	Avantor Inc.	20,457,631	529,239
*	Insulet Corp.	2,216,444	515,877
*	Tenet Healthcare Corp.	3,044,827	506,050
*	United Therapeutics Corp.	1,408,741	504,822
	Revvity Inc.	3,902,986	498,606
*	Natera Inc.	3,738,530	474,606
	Viatris Inc.	37,621,345	436,784
*	BioMarin Pharmaceutical Inc.	6,039,517	424,518
*	Vaxcyte Inc.	3,668,624	419,214
	Universal Health Services Inc. Class B	1,800,016	412,222
	Bio-Techne Corp.	5,051,174	403,740
*	Exact Sciences Corp.	5,883,488	400,783
*	Insmed Inc.	5,460,387	398,608
	Teleflex Inc.	1,499,117	370,762
*	Neurocrine Biosciences Inc.	3,202,736	369,019
*	Sarepta Therapeutics Inc.	2,854,339	356,478
*	Incyte Corp.	5,210,715	344,428
	Royalty Pharma plc Class A	12,012,827	339,843
*	Catalent Inc.	5,439,731	329,485
*	Charles River Laboratories International Inc.	1,638,899	322,814
	Encompass Health Corp.	3,175,368	306,868
*	Solventum Corp.	4,367,948	304,533
*	Henry Schein Inc.	3,988,488	290,761
	Chemed Corp.	479,048	287,893
*	Medpace Holdings Inc.	789,554	263,553
	Ensign Group Inc.	1,799,925	258,865
*	Globus Medical Inc. Class A	3,559,160	254,622
*	Repligen Corp.	1,680,153	250,040
*	Lantheus Holdings Inc.	2,215,997	243,206
*	Intra-Cellular Therapies Inc.	3,210,725	234,929
	Bruker Corp.	3,348,086	231,219
*	Halozyme Therapeutics Inc.	4,031,926	230,787
*	Elanco Animal Health Inc.	15,600,459	229,171
*	Penumbra Inc.	1,164,416	226,258
*	HealthEquity Inc.	2,763,049	226,156
*	Exelixis Inc.	8,629,712	223,941
*	DaVita Inc.	1,337,327	219,228
*	Glaukos Corp.	1,657,977	216,001
*	REVOLUTION Medicines Inc.	4,742,623	215,078
*	Viking Therapeutics Inc.	3,322,559	210,351
*	Bio-Rad Laboratories Inc. Class A	613,968	205,421
*	Jazz Pharmaceuticals plc	1,841,800	205,195
*	Masimo Corp.	1,531,604	204,209
*	Inspire Medical Systems Inc.	939,664	198,316
*	Cytokinetics Inc.	3,749,268	197,961
*	Blueprint Medicines Corp.	1,997,389	184,758
*	Ionis Pharmaceuticals Inc.	4,500,444	180,288
*	Acadia Healthcare Co. Inc.	2,785,286	176,615
	DENTSPLY SIRONA Inc.	6,395,160	173,053
*	Merit Medical Systems Inc.	1,749,127	172,866
*	Option Care Health Inc.	5,495,482	172,009
*	Roivant Sciences Ltd.	14,036,747	161,984
*	Avidity Biosciences Inc.	3,525,069	161,906
*	TransMedics Group Inc.	1,018,983	159,980
*	Ultragenyx Pharmaceutical Inc.	2,809,832	156,086
	Organon & Co.	8,113,307	155,208
*	Krystal Biotech Inc.	824,721	150,124
*	Doximity Inc. Class A	3,429,966	149,444
*	RadNet Inc.	2,085,188	144,691
*	Alkermes plc	5,155,447	144,301

		Shares	Market Value ($000)
*	ADMA Biologics Inc.	7,152,564	142,980
*	Integer Holdings Corp.	1,052,939	136,882
*	Nuvalent Inc. Class A	1,325,930	135,643
*	ICU Medical Inc.	726,237	132,335
*	Corcept Therapeutics Inc.	2,826,006	130,788
*	Haemonetics Corp.	1,604,424	128,964
*	PROCEPT BioRobotics Corp.	1,563,409	125,260
*	Crinetics Pharmaceuticals Inc.	2,402,086	122,747
*	Madrigal Pharmaceuticals Inc.	578,309	122,729
*	Biohaven Ltd.	2,430,002	121,427
*	Axsome Therapeutics Inc.	1,310,003	117,730
*	Bridgebio Pharma Inc.	4,528,732	115,302
*	Arcellx Inc.	1,369,083	114,332
	Select Medical Holdings Corp.	3,269,286	114,000
*	Axonics Inc.	1,634,436	113,757
*	Prestige Consumer Healthcare Inc.	1,576,998	113,702
	Perrigo Co. plc	4,285,409	112,406
*	Envista Holdings Corp.	5,395,402	106,613
*	Neogen Corp.	6,155,193	103,469
*	TG Therapeutics Inc.	4,364,547	102,087
*	Rhythm Pharmaceuticals Inc.	1,918,687	100,520
*	Amicus Therapeutics Inc.	9,376,345	100,139
*	Amedisys Inc.	1,034,574	99,847
*	Evolent Health Inc. Class A	3,480,858	98,439
*	CorVel Corp.	300,029	98,076
*	Hims & Hers Health Inc.	5,307,972	97,773
*	Denali Therapeutics Inc.	3,329,465	96,987
*	Dyne Therapeutics Inc.	2,652,912	95,293
*	Apellis Pharmaceuticals Inc.	3,301,283	95,209
*	PTC Therapeutics Inc.	2,414,982	89,596
*	Tandem Diabetes Care Inc.	2,084,427	88,401
*	Protagonist Therapeutics Inc.	1,873,671	84,315
*	Guardant Health Inc.	3,663,300	84,036
*	Veracyte Inc.	2,462,806	83,834
*	Sotera Health Co.	4,939,115	82,483
*	Iovance Biotherapeutics Inc.	8,712,543	81,811
*	Geron Corp.	17,826,392	80,932
*	QuidelOrtho Corp.	1,743,315	79,495
*	Agios Pharmaceuticals Inc.	1,786,452	79,372
*	Ideaya Biosciences Inc.	2,491,549	78,932
*	Twist Bioscience Corp.	1,743,155	78,756
*	Surgery Partners Inc.	2,429,706	78,334
*	Astrana Health Inc.	1,347,694	78,085
*	Enovis Corp.	1,771,075	76,245
*	Addus HomeCare Corp.	564,871	75,145
*,1	Summit Therapeutics Inc.	3,427,980	75,073
*	iRhythm Technologies Inc.	1,007,593	74,804
*	Myriad Genetics Inc.	2,698,876	73,922
*	10X Genomics Inc. Class A	3,244,912	73,270
*	Kymera Therapeutics Inc.	1,544,048	73,080
*	UFP Technologies Inc.	229,472	72,674
*	Azenta Inc.	1,490,277	72,189
*	Arrowhead Pharmaceuticals Inc.	3,703,465	71,736
	CONMED Corp.	982,426	70,656
*	Catalyst Pharmaceuticals Inc.	3,552,547	70,625
*	Apogee Therapeutics Inc.	1,202,299	70,623
*	Celldex Therapeutics Inc.	2,067,162	70,263
*	Edgewise Therapeutics Inc.	2,537,202	67,718
*	SpringWorks Therapeutics Inc.	2,096,109	67,159
*	R1 RCM Inc.	4,638,458	65,727
*	Intellia Therapeutics Inc.	3,171,588	65,176
*	CG oncology Inc.	1,724,241	65,056
*	Inari Medical Inc.	1,559,228	64,303
*	Vericel Corp.	1,520,201	64,228
*	Privia Health Group Inc.	3,485,557	63,472
*	Omnicell Inc.	1,434,787	62,557
	Premier Inc. Class A	3,127,703	62,554
*,1	Novavax Inc.	4,855,754	61,328
*	Immunovant Inc.	2,115,194	60,304
*	ACADIA Pharmaceuticals Inc.	3,890,564	59,837

		Shares	Market Value ($000)
*	NeoGenomics Inc.	3,994,932	58,925
*	Vera Therapeutics Inc. Class A	1,329,872	58,780
	LeMaitre Vascular Inc.	626,089	58,157
*	STAAR Surgical Co.	1,556,252	57,815
*	Beam Therapeutics Inc.	2,334,963	57,207
*	Fortrea Holdings Inc.	2,808,652	56,173
*	Keros Therapeutics Inc.	960,390	55,770
*	Akero Therapeutics Inc.	1,940,926	55,685
*	Amphastar Pharmaceuticals Inc.	1,144,030	55,520
	Patterson Cos. Inc.	2,530,831	55,273
*	Mirum Pharmaceuticals Inc.	1,405,927	54,831
*	RxSight Inc.	1,108,527	54,794
	National HealthCare Corp.	429,562	54,026
*,1	Novocure Ltd.	3,420,679	53,465
*	Ligand Pharmaceuticals Inc.	529,854	53,033
*,1	Recursion Pharmaceuticals Inc. Class A	8,012,723	52,804
*	Supernus Pharmaceuticals Inc.	1,676,340	52,268
*	Viridian Therapeutics Inc.	2,243,124	51,031
*	MannKind Corp.	8,087,479	50,870
*	Syndax Pharmaceuticals Inc.	2,597,085	49,994
*	BioCryst Pharmaceuticals Inc.	6,565,524	49,898
*	PACS Group Inc.	1,236,876	49,438
*	Teladoc Health Inc.	5,331,962	48,947
*	Ardelyx Inc.	7,034,726	48,469
*	Nurix Therapeutics Inc.	2,128,355	47,824
*	Arvinas Inc.	1,933,980	47,634
*	CareDx Inc.	1,517,498	47,384
*	Dynavax Technologies Corp.	4,193,213	46,712
*	Soleno Therapeutics Inc.	913,592	46,127
*,1	Janux Therapeutics Inc.	1,001,681	45,506
*	Certara Inc.	3,819,668	44,728
*,1	Harrow Inc.	994,805	44,726
*	Xencor Inc.	2,169,337	43,625
*	Spyre Therapeutics Inc.	1,471,407	43,274
*	Warby Parker Inc. Class A	2,624,390	42,856
*	Kura Oncology Inc.	2,165,680	42,317
*	AtriCure Inc.	1,477,680	41,434
*	Rocket Pharmaceuticals Inc.	2,214,452	40,901
	US Physical Therapy Inc.	478,073	40,459
*	Ocular Therapeutix Inc.	4,635,537	40,329
*	Harmony Biosciences Holdings Inc.	992,877	39,715
*	Brookdale Senior Living Inc.	5,800,950	39,388
*	Progyny Inc.	2,349,869	39,384
*	Avadel Pharmaceuticals plc	2,986,085	39,163
*	Phreesia Inc.	1,712,989	39,039
*	Integra LifeSciences Holdings Corp.	2,136,253	38,816
*	Collegium Pharmaceutical Inc.	993,931	38,405
*	agilon health Inc.	9,691,460	38,087
*,1	Cassava Sciences Inc.	1,275,948	37,551
*	Tarsus Pharmaceuticals Inc.	1,135,321	37,341
*	Waystar Holding Corp.	1,316,057	36,705
*	Longboard Pharmaceuticals Inc.	1,095,677	36,519
*	Amneal Pharmaceuticals Inc.	4,357,263	36,252
*	Owens & Minor Inc.	2,285,484	35,859
*	ANI Pharmaceuticals Inc.	588,253	35,095
*	Travere Therapeutics Inc.	2,505,263	35,049
*	Avanos Medical Inc.	1,453,218	34,921
*	Alignment Healthcare Inc.	2,953,187	34,907
*	BioLife Solutions Inc.	1,383,182	34,635
*	Relay Therapeutics Inc.	4,889,947	34,621
*	Day One Biopharmaceuticals Inc.	2,458,305	34,244
*	AdaptHealth Corp. Class A	3,048,131	34,231
*	Artivion Inc.	1,254,746	33,401
*	Arcutis Biotherapeutics Inc.	3,589,510	33,382
*	Cogent Biosciences Inc.	3,087,832	33,349
*	Innoviva Inc.	1,699,860	32,824
*	Maravai LifeSciences Holdings Inc. Class A	3,937,846	32,724
*,1	Neumora Therapeutics Inc.	2,393,040	31,612
*	Kiniksa Pharmaceuticals International plc Class A	1,248,433	31,198
*	Praxis Precision Medicines Inc.	541,275	31,145

		Shares	Market Value ($000)
*	Clover Health Investments Corp. Class A	10,939,941	30,851
*	Pediatrix Medical Group Inc.	2,622,558	30,395
*	Pennant Group Inc.	843,055	30,097
*,1	Phathom Pharmaceuticals Inc.	1,646,342	29,766
*	Zymeworks Inc.	2,236,826	28,072
*,1	Enliven Therapeutics Inc.	1,078,025	27,533
*	Evolus Inc.	1,684,167	27,284
*	Disc Medicine Inc.	551,883	27,120
*,1	ARS Pharmaceuticals Inc.	1,863,226	27,017
	Embecta Corp.	1,907,344	26,894
*	Applied Therapeutics Inc.	3,153,938	26,808
*	Healthcare Services Group Inc.	2,333,696	26,067
*	Vir Biotechnology Inc.	3,461,315	25,925
*	PetIQ Inc. Class A	840,081	25,849
*	Cullinan Therapeutics Inc.	1,502,317	25,149
*	Arcus Biosciences Inc.	1,616,463	24,716
*	AnaptysBio Inc.	733,951	24,587
*,1	Immunome Inc.	1,638,089	23,949
*	Community Health Systems Inc.	3,933,530	23,877
*	Castle Biosciences Inc.	829,405	23,655
*	Avid Bioservices Inc.	2,048,596	23,313
*	BrightSpring Health Services Inc.	1,573,880	23,105
*	Pliant Therapeutics Inc.	2,030,496	22,762
*,1	Perspective Therapeutics Inc.	1,692,046	22,589
*	Replimune Group Inc.	2,023,509	22,178
	HealthStream Inc.	768,973	22,177
*,1	Cargo Therapeutics Inc.	1,200,018	22,140
*	Erasca Inc.	7,919,913	21,621
*,1	Dianthus Therapeutics Inc.	789,087	21,605
*	MiMedx Group Inc.	3,641,259	21,520
*	Adaptive Biotechnologies Corp.	4,191,669	21,461
*,1	ImmunityBio Inc.	5,719,504	21,277
*	LifeStance Health Group Inc.	3,015,362	21,108
*	Savara Inc.	4,934,156	20,921
*	Pacira BioSciences Inc.	1,374,530	20,687
*,1	Liquidia Corp.	2,004,973	20,050
*	Stoke Therapeutics Inc.	1,608,026	19,763
*	89bio Inc.	2,646,072	19,581
*	ORIC Pharmaceuticals Inc.	1,880,490	19,275
*	Cytek Biosciences Inc.	3,474,084	19,246
*	Arbutus Biopharma Corp.	4,918,064	18,935
*,1	ArriVent Biopharma Inc.	784,202	18,429
*	Scholar Rock Holding Corp.	2,294,484	18,379
*	Axogen Inc.	1,307,874	18,336
*	Standard BioTools Inc.	9,268,380	17,888
[1]	LENZ Therapeutics Inc.	753,029	17,877
*,1	Concentra Group Holdings Parent Inc.	798,163	17,847
*	Olema Pharmaceuticals Inc.	1,487,539	17,761
*	Orthofix Medical Inc.	1,123,235	17,545
*	GeneDx Holdings Corp. Class A	410,782	17,434
*,1	Sana Biotechnology Inc.	4,188,260	17,423
*	Terns Pharmaceuticals Inc.	2,085,766	17,395
*	Ironwood Pharmaceuticals Inc. Class A	4,184,915	17,242
*	Astria Therapeutics Inc.	1,560,542	17,182
*	SI-BONE Inc.	1,220,330	17,060
*,1	Tyra Biosciences Inc.	724,091	17,023
*	Alphatec Holdings Inc.	3,042,267	16,915
*	Arcturus Therapeutics Holdings Inc.	723,640	16,796
*	Annexon Inc.	2,829,766	16,752
*	4D Molecular Therapeutics Inc.	1,537,368	16,619
[1]	Tourmaline Bio Inc.	646,415	16,619
*,1	GoodRx Holdings Inc. Class A	2,362,658	16,397
*	Surmodics Inc.	422,044	16,367
*	Revance Therapeutics Inc.	3,094,072	16,058
*,1	Altimmune Inc.	2,584,274	15,867
*	Tango Therapeutics Inc.	2,027,951	15,615
*	Varex Imaging Corp.	1,292,736	15,409
*,1	Pacific Biosciences of California Inc.	8,930,679	15,182
*	Celcuity Inc.	1,004,953	14,984
*	Quanterix Corp.	1,148,775	14,888

		Shares	Market Value ($000)
*	Health Catalyst Inc.	1,822,128	14,832
*	REGENXBIO Inc.	1,400,445	14,691
	Phibro Animal Health Corp. Class A	642,414	14,467
*,1	Anavex Life Sciences Corp.	2,534,500	14,396
*,1	Humacyte Inc.	2,592,815	14,105
*,1	Neurogene Inc.	335,977	14,098
*	Nuvation Bio Inc.	6,128,150	14,033
*,1	CorMedix Inc.	1,731,556	13,991
*	KalVista Pharmaceuticals Inc.	1,199,834	13,894
*	Zimvie Inc.	862,529	13,688
*	Y-mAbs Therapeutics Inc.	1,040,061	13,677
*	Emergent BioSolutions Inc.	1,636,319	13,663
*	OrthoPediatrics Corp.	498,064	13,503
[1]	National Research Corp.	589,022	13,465
*,1	Capricor Therapeutics Inc.	872,176	13,266
*,1	OPKO Health Inc.	8,853,191	13,191
*	Fulgent Genetics Inc.	604,635	13,139
	iRadimed Corp.	260,303	13,091
*	Sharecare Inc.	9,137,896	12,976
*	Enhabit Inc.	1,591,459	12,573
*	EyePoint Pharmaceuticals Inc.	1,559,245	12,458
*	Sage Therapeutics Inc.	1,711,679	12,358
*,1	C4 Therapeutics Inc.	2,135,945	12,175
*	Allogene Therapeutics Inc.	4,337,709	12,146
*	Xeris Biopharma Holdings Inc.	4,254,957	12,127
*,1	Aquestive Therapeutics Inc.	2,404,170	11,973
*,1	GRAIL Inc.	841,536	11,580
*,1	Zevra Therapeutics Inc.	1,667,443	11,572
*	Tectonic Therapeutic Inc.	381,589	11,562
*	MaxCyte Inc.	2,952,768	11,486
*	ACELYRIN Inc.	2,295,657	11,318
*	Alector Inc.	2,365,571	11,024
*	Tactile Systems Technology Inc.	753,016	11,002
*	OmniAb Inc.	2,594,464	10,975
*	Absci Corp.	2,842,976	10,860
*	Anika Therapeutics Inc.	439,412	10,853
*	Entrada Therapeutics Inc.	677,414	10,825
*	Bioventus Inc. Class A	893,474	10,677
*	Fate Therapeutics Inc.	3,049,285	10,673
*,1	Verve Therapeutics Inc.	2,153,946	10,425
*	Impact BioMedical Inc. (Registered)	5,171,052	10,342
*,1	Esperion Therapeutics Inc.	6,179,587	10,196
*	Voyager Therapeutics Inc.	1,713,895	10,026
*,1	Korro Bio Inc.	291,299	9,735
*	Cerus Corp.	5,535,900	9,632
*	Pulmonx Corp.	1,161,671	9,630
*,1	Ginkgo Bioworks Holdings Inc. Class A	1,168,688	9,525
*	Mineralys Therapeutics Inc.	784,649	9,502
*	Aldeyra Therapeutics Inc.	1,758,714	9,479
*	OraSure Technologies Inc.	2,201,925	9,402
*	AngioDynamics Inc.	1,198,947	9,328
*,1	Heron Therapeutics Inc.	4,683,800	9,321
*,1	Pulse Biosciences Inc.	515,014	9,033
*	ClearPoint Neuro Inc.	804,249	9,016
*,1	Ocugen Inc.	9,074,589	9,004
*	Foghorn Therapeutics Inc.	962,180	8,958
*	Taysha Gene Therapies Inc.	4,456,319	8,957
*	Rigel Pharmaceuticals Inc.	548,780	8,879
*	Editas Medicine Inc.	2,591,876	8,838
*,1	Alto Neuroscience Inc.	769,421	8,802
*,1	Larimar Therapeutics Inc.	1,341,890	8,789
*	iTeos Therapeutics Inc.	855,645	8,736
*	Theravance Biopharma Inc.	1,074,744	8,662
*,1	Avita Medical Inc.	800,719	8,584
*,1	Accolade Inc.	2,213,022	8,520
*	DocGo Inc.	2,560,873	8,502
*	Treace Medical Concepts Inc.	1,458,503	8,459
*,1	Prime Medicine Inc.	2,164,971	8,378
*	Sutro Biopharma Inc.	2,415,594	8,358
*	Corvus Pharmaceuticals Inc.	1,581,761	8,352

		Shares	Market Value ($000)
[1]	SIGA Technologies Inc.	1,236,605	8,347
*,1	Artiva Biotherapeutics Inc.	540,173	8,346
*	Nkarta Inc.	1,818,558	8,220
*	Vanda Pharmaceuticals Inc.	1,742,646	8,173
*	Inozyme Pharma Inc.	1,557,862	8,148
*	Lyell Immunopharma Inc.	5,817,818	8,029
*	ChromaDex Corp.	2,196,484	8,017
*	Paragon 28 Inc.	1,196,961	7,996
*	Atea Pharmaceuticals Inc.	2,363,327	7,917
*	Aveanna Healthcare Holdings Inc.	1,520,296	7,906
*,1	Akebia Therapeutics Inc.	5,945,188	7,848
*	Abeona Therapeutics Inc.	1,232,465	7,789
*,1	Butterfly Network Inc.	4,381,447	7,755
*,1	Gossamer Bio Inc.	7,840,740	7,734
*,1	IGM Biosciences Inc.	461,049	7,626
*	Aura Biosciences Inc.	848,999	7,565
*	Jasper Therapeutics Inc.	401,219	7,547
*,1	Omeros Corp.	1,879,634	7,462
*	Nektar Therapeutics	5,724,732	7,442
*	Talkspace Inc.	3,524,694	7,367
*	2seventy bio Inc.	1,542,553	7,281
*,1	Q32 Bio Inc.	162,796	7,264
	Utah Medical Products Inc.	108,096	7,233
*,1	Biomea Fusion Inc.	711,773	7,189
*	Monte Rosa Therapeutics Inc.	1,350,106	7,156
*	Inogen Inc.	733,584	7,116
*,1	Third Harmonic Bio Inc.	517,116	7,007
*	Zentalis Pharmaceuticals Inc.	1,893,087	6,967
*	TScan Therapeutics Inc.	1,370,394	6,825
*,1	Corbus Pharmaceuticals Holdings Inc.	329,220	6,792
*	Delcath Systems Inc.	743,773	6,716
*	XOMA Royalty Corp.	252,910	6,697
*	Viemed Healthcare Inc.	908,456	6,659
*	Cabaletta Bio Inc.	1,401,191	6,614
*	Fulcrum Therapeutics Inc.	1,852,255	6,613
*	MacroGenics Inc.	2,001,885	6,586
*	Mersana Therapeutics Inc.	3,470,892	6,560
*	Personalis Inc.	1,213,997	6,531
*	Enanta Pharmaceuticals Inc.	629,597	6,523
*	Nevro Corp.	1,152,806	6,444
*	Codexis Inc.	2,075,798	6,393
*,1	Rapport Therapeutics Inc.	310,893	6,367
*	Context Therapeutics Inc.	3,124,400	6,124
*	Poseida Therapeutics Inc. Class A	2,138,811	6,117
*,1	Lexicon Pharmaceuticals Inc.	3,892,609	6,111
*,1	Vaxart Inc.	7,158,987	6,078
*,1	Zynex Inc.	733,808	5,988
*,1	Atossa Therapeutics Inc.	3,939,441	5,988
*,1	Solid Biosciences Inc.	854,682	5,957
*	Trevi Therapeutics Inc.	1,775,149	5,929
*	Sight Sciences Inc.	933,753	5,883
*	Amylyx Pharmaceuticals Inc.	1,811,143	5,868
*,1	Black Diamond Therapeutics Inc.	1,329,831	5,785
*	Instil Bio Inc.	85,903	5,783
*,1	Contineum Therapeutics Inc. Class A	299,583	5,734
*,1	ProKidney Corp. Class A	2,969,235	5,701
*,1	Alumis Inc.	523,780	5,594
*	Accuray Inc.	3,061,222	5,510
*	Electromed Inc.	253,800	5,449
*	Caribou Biosciences Inc.	2,768,629	5,427
*	Joint Corp.	469,145	5,367
*	TruBridge Inc.	448,694	5,366
*,1	Telomir Pharmaceuticals Inc.	834,700	5,359
*,1	Sera Prognostics Inc. Class A	684,412	5,338
*	Inhibrx Biosciences Inc.	337,352	5,283
*	Rezolute Inc.	1,081,601	5,246
*	scPharmaceuticals Inc.	1,138,835	5,193
*	Precigen Inc.	5,453,567	5,165
*	Nautilus Biotechnology Inc. Class A	1,745,090	4,974
*	ModivCare Inc.	347,165	4,958

		Shares	Market Value ($000)
*,1	Sangamo Therapeutics Inc.	5,645,963	4,890
*	LifeMD Inc.	932,528	4,886
*	NeuroPace Inc.	700,523	4,883
*,1	Achieve Life Sciences Inc.	1,027,821	4,872
*,1	XBiotech Inc.	623,356	4,819
*,1	CVRx Inc.	544,348	4,796
*	Biote Corp. Class A	856,603	4,780
*	Pyxis Oncology Inc.	1,294,689	4,752
*,1	Inovio Pharmaceuticals Inc.	818,817	4,733
*,1	Senseonics Holdings Inc.	13,150,746	4,599
*,1	Shattuck Labs Inc.	1,314,560	4,588
*	FONAR Corp.	283,133	4,584
*,1	Eliem Therapeutics Inc.	899,648	4,579
*,1	Zomedica Corp.	33,158,730	4,549
*	Organogenesis Holdings Inc. Class A	1,588,928	4,544
*,1	Fennec Pharmaceuticals Inc.	876,208	4,381
*	Immunic Inc.	2,629,603	4,339
*	InfuSystem Holdings Inc.	646,726	4,333
*	Design Therapeutics Inc.	800,901	4,309
*,1	Semler Scientific Inc.	181,351	4,271
*	PepGen Inc.	492,801	4,213
*	Adverum Biotechnologies Inc.	586,245	4,115
*,1	Eton Pharmaceuticals Inc.	681,717	4,090
*	Compass Therapeutics Inc.	2,191,365	4,032
*,1	Lineage Cell Therapeutics Inc.	4,416,552	3,998
	Acme United Corp.	95,934	3,995
*	Tenaya Therapeutics Inc.	2,064,246	3,984
*,1	Regulus Therapeutics Inc.	2,501,083	3,927
*	OptimizeRx Corp.	506,691	3,912
*,1	PDS Biotechnology Corp.	1,017,177	3,886
*	Ventyx Biosciences Inc.	1,777,604	3,875
*	Vistagen Therapeutics Inc.	1,278,817	3,849
*	Generation Bio Co.	1,557,423	3,847
*,1	CervoMed Inc.	263,000	3,840
*	Lifecore Biomedical Inc.	775,941	3,825
*,1	Seres Therapeutics Inc.	4,035,985	3,818
*	Innovage Holding Corp.	630,750	3,785
*,1	Verastem Inc.	1,218,648	3,644
*	aTyr Pharma Inc.	2,065,835	3,636
*,1	Coya Therapeutics Inc.	556,897	3,592
*,1	Agenus Inc.	654,905	3,589
*	Orchestra BioMed Holdings Inc.	698,140	3,588
*,1	Coherus Biosciences Inc.	3,434,698	3,572
*,1	Assertio Holdings Inc.	3,013,166	3,556
*	Myomo Inc.	866,170	3,473
*,1	Scilex Holding Co.	3,712,119	3,432
*,1	Galectin Therapeutics Inc.	1,247,562	3,431
*	American Well Corp. Class A	358,382	3,397
*	Harvard Bioscience Inc.	1,261,693	3,394
*	Stereotaxis Inc.	1,652,361	3,371
*,1	X4 Pharmaceuticals Inc.	5,034,386	3,370
*,1	Cardiff Oncology Inc.	1,254,717	3,350
*,1	23andMe Holding Co. Class A	9,346,003	3,248
*	Puma Biotechnology Inc.	1,271,564	3,242
*	RCM Technologies Inc.	159,719	3,239
*	Rockwell Medical Inc.	811,895	3,223
*	Sensus Healthcare Inc.	555,562	3,222
*,1	Candel Therapeutics Inc.	453,810	3,145
*	Seer Inc. Class A	1,594,055	3,140
*	DiaMedica Therapeutics Inc.	747,198	3,131
*,1	KORU Medical Systems Inc.	1,140,651	3,114
*,1	Kyverna Therapeutics Inc.	633,844	3,099
*,1	Bluebird Bio Inc.	5,862,463	3,046
*	Invivyd Inc.	2,986,726	3,046
*,1	Marinus Pharmaceuticals Inc.	1,730,190	3,045
*	Adicet Bio Inc.	2,072,101	2,984
*	Pro-Dex Inc.	98,013	2,926
*	Anixa Biosciences Inc.	927,841	2,923
*,1	CytomX Therapeutics Inc.	2,455,462	2,897
*	Sanara Medtech Inc.	95,714	2,894

		Shares	Market Value ($000)
*	Eledon Pharmaceuticals Inc.	1,152,398	2,869
*	Acumen Pharmaceuticals Inc.	1,146,316	2,843
*,1	Karyopharm Therapeutics Inc.	3,421,515	2,840
*	Relmada Therapeutics Inc.	851,916	2,760
*	908 Devices Inc.	792,157	2,749
*	Sonida Senior Living Inc.	102,334	2,736
*,1	Acrivon Therapeutics Inc.	387,407	2,712
*	Chimerix Inc.	2,904,360	2,701
*	Quantum-Si Inc.	3,017,586	2,662
*	Hyperfine Inc. Class A	2,390,349	2,582
*	Kodiak Sciences Inc.	982,015	2,563
*	Biodesix Inc.	1,436,112	2,556
*	Clearside Biomedical Inc.	1,970,683	2,503
*,1	Lexeo Therapeutics Inc.	272,700	2,465
*,1	Checkpoint Therapeutics Inc.	1,092,798	2,448
*	Aclaris Therapeutics Inc.	2,115,428	2,433
*,1	Vigil Neuroscience Inc.	710,140	2,414
*,1	Akoya Biosciences Inc.	882,321	2,400
*,1	Outlook Therapeutics Inc.	442,511	2,363
*,1	Inmune Bio Inc.	434,271	2,341
*,1	Multiplan Corp.	301,369	2,302
*,1	Cellectar Biosciences Inc.	1,072,704	2,296
*	PMV Pharmaceuticals Inc.	1,524,487	2,271
*	RAPT Therapeutics Inc.	1,123,686	2,259
*,1	Century Therapeutics Inc.	1,314,621	2,248
*,1	BioAtla Inc.	1,269,840	2,235
*,1	Greenwich Lifesciences Inc.	153,459	2,205
*	Augmedix Inc.	925,321	2,175
*,1	Annovis Bio Inc.	263,507	2,124
*,1	Sagimet Biosciences Inc. Class A	763,985	2,116
*	Ovid therapeutics Inc.	1,792,791	2,115
*,1	SELLAS Life Sciences Group Inc.	1,691,158	2,114
*,1	Citius Pharmaceuticals Inc.	4,139,603	2,072
*,1	Cartesian Therapeutics Inc.	126,634	2,041
*	Modular Medical Inc.	876,658	1,972
*	CytoSorbents Corp.	1,302,216	1,953
*,1	Tempus AI Inc. Class A	34,513	1,953
*,1	Leap Therapeutics Inc.	754,737	1,940
*,1	Skye Bioscience Inc.	477,100	1,865
*,1	Gritstone bio Inc.	3,178,040	1,843
*,1	Immuneering Corp. Class A	736,188	1,833
*,4	Scilex Holding Co. (Acquired 1/23/23, Cost $19,536)	2,203,228	1,833
*	Ikena Oncology Inc.	1,051,228	1,819
*,1	ALX Oncology Holdings Inc.	984,586	1,792
*,1	Optinose Inc.	2,646,505	1,773
*	Actinium Pharmaceuticals Inc.	938,633	1,765
*,1	SCYNEXIS Inc.	1,169,372	1,742
*	Assembly Biosciences Inc.	114,782	1,738
*,1	AirSculpt Technologies Inc.	341,234	1,730
*,1	CEL - SCI Corp.	1,613,825	1,711
*	Werewolf Therapeutics Inc.	800,282	1,697
*,1	Tela Bio Inc.	643,290	1,628
*	Mural Oncology plc	520,278	1,628
*,1	Renovaro Inc.	3,341,900	1,615
*,1	Genelux Corp.	679,800	1,611
*	Co-Diagnostics Inc.	1,279,125	1,599
*	Precision BioSciences Inc.	174,932	1,567
*	Spero Therapeutics Inc.	1,166,116	1,563
*	Allakos Inc.	2,340,161	1,529
*,1	Zenas Biopharma Inc.	90,105	1,525
*,1	Prelude Therapeutics Inc.	720,427	1,491
*	Alpha Teknova Inc.	303,047	1,467
*,1	Nuvectis Pharma Inc.	231,040	1,453
*	Kezar Life Sciences Inc.	1,877,555	1,452
*,1	Allovir Inc.	1,771,721	1,432
*,1	enVVeno Medical Corp.	418,536	1,406
*	Syros Pharmaceuticals Inc.	654,183	1,406
*	Eagle Pharmaceuticals Inc.	367,766	1,372
*	Milestone Scientific Inc.	1,482,454	1,350
*	Enzo Biochem Inc.	1,187,908	1,330

		Shares	Market Value ($000)
*	Kronos Bio Inc.	1,318,872	1,319
*,1	Cidara Therapeutics Inc.	121,550	1,307
*	LENSAR Inc.	282,930	1,296
*,1	HilleVax Inc.	736,127	1,296
*	Apyx Medical Corp.	1,015,930	1,260
*	Elutia Inc. Class A	327,330	1,247
*,1	HeartBeam Inc.	537,089	1,246
*,1	Inotiv Inc.	721,966	1,227
*	iCAD Inc.	771,983	1,208
*,1	Journey Medical Corp.	211,446	1,195
*,1	Verrica Pharmaceuticals Inc.	815,893	1,183
*	FibroGen Inc.	2,916,871	1,165
*,1	Champions Oncology Inc.	235,738	1,148
*	TriSalus Life Sciences Inc.	248,877	1,147
*,1	Protara Therapeutics Inc.	616,301	1,128
*,1	MAIA Biotechnology Inc.	401,588	1,128
*	Rani Therapeutics Holdings Inc. Class A	518,702	1,120
*	Outset Medical Inc.	1,647,932	1,116
*	Aerovate Therapeutics Inc.	531,540	1,111
*,1	ProPhase Labs Inc.	454,645	1,100
*	Forian Inc.	507,760	1,097
*,1	Bicara Therapeutics Inc.	42,055	1,071
*	Passage Bio Inc.	1,496,581	1,048
*,1	Carisma Therapeutics Inc.	1,054,783	1,035
*	Aadi Bioscience Inc.	499,926	1,030
*	Elicio Therapeutics Inc.	203,476	1,023
*,1	Cue Biopharma Inc.	1,347,078	1,020
*,1	Reneo Pharmaceuticals Inc.	596,113	1,013
*,1	Reviva Pharmaceuticals Holdings Inc.	700,442	1,009
*	Exagen Inc.	326,266	1,008
*,1	Durect Corp.	751,161	1,007
*	CalciMedica Inc.	226,183	1,002
*,1	Celularity Inc. Class A	337,262	1,002
*,1	Curis Inc.	185,441	1,000
*,1	Elevation Oncology Inc.	1,635,650	981
*,1	Atara Biotherapeutics Inc.	120,258	978
*,1	Vor BioPharma Inc.	1,385,613	970
*	Xtant Medical Holdings Inc.	1,431,435	968
*,1	Omega Therapeutics Inc.	779,100	951
*	Lantern Pharma Inc.	256,113	940
*,1	Ocuphire Pharma Inc.	675,815	885
*	NextCure Inc.	613,827	841
*	AN2 Therapeutics Inc.	749,421	802
*,1	MBX Biosciences Inc.	30,045	781
*,1	Ardent Health Partners Inc.	41,970	771
*	Vivani Medical Inc.	636,702	745
*	Rallybio Corp.	636,278	744
*	Immix Biopharma Inc.	499,290	744
*	ElectroCore Inc.	102,775	742
*,1	Eyenovia Inc.	1,425,221	736
*,1	Acurx Pharmaceuticals Inc.	383,812	729
*,1	Lumos Pharma Inc.	187,322	725
*	CareCloud Inc.	266,292	703
*	VYNE Therapeutics Inc.	373,319	702
*,1	Fortress Biotech Inc.	470,544	680
*	Boundless Bio Inc.	194,911	676
*,1	Dare Bioscience Inc.	205,801	667
*,1	IRIDEX Corp.	376,944	660
*,1	Quince Therapeutics Inc.	847,959	658
*,1	Accelerate Diagnostics Inc.	381,456	652
*	Neuronetics Inc.	849,497	645
*	Intensity Therapeutics Inc.	168,299	643
[1]	Oruka Therapeutics Inc.	26,013	638
*	Lipocine Inc.	141,076	633
*,1	SAB Biotherapeutics Inc.	232,567	628
*	Dyadic International Inc.	596,383	620
*,1	Bionano Genomics Inc.	1,364,438	619
*,1	Singular Genomics Systems Inc.	39,337	616
*,1	Cryo-Cell International Inc.	95,611	609
*	Hookipa Pharma Inc.	140,788	605

		Shares	Market Value ($000)
*,1	NeueHealth Inc.	114,269	596
*	Xilio Therapeutics Inc.	739,563	583
*	UNITY Biotechnology Inc.	395,985	582
*	ImmuCell Corp.	158,957	577
	MEI Pharma Inc.	201,106	573
*,1	P3 Health Partners Inc.	1,448,893	560
*,1	Bolt Biotherapeutics Inc.	861,868	558
*,1	Surrozen Inc.	46,578	548
*,1	Bioxcel Therapeutics Inc.	886,245	541
*,1	Vicarious Surgical Inc. Class A	95,077	540
*	Rapid Micro Biosystems Inc. Class A	594,568	529
*,1	NanoViricides Inc.	352,189	528
*	BioAge Labs Inc.	24,184	503
*	Athira Pharma Inc.	1,121,110	500
*,1	Fractyl Health Inc.	194,797	493
*	Equillium Inc.	570,835	475
*,1	Cognition Therapeutics Inc.	1,009,905	473
*,1	Fibrobiologics Inc.	152,807	472
*,1	Cutera Inc.	594,164	469
*	Minerva Neurosciences Inc.	175,805	469
*,1	Ekso Bionics Holdings Inc.	400,887	465
*,1	bioAffinity Technologies Inc.	220,227	458
*	Aligos Therapeutics Inc.	52,795	457
*,1	Monogram Technologies Inc.	172,216	456
*,1	vTv Therapeutics Inc. Class A	33,666	454
*,1	Movano Inc.	1,233,783	443
*,1	Oncocyte Corp.	154,885	441
*,1	Clene Inc.	95,555	439
*	AEON Biopharma Inc. Class A	414,900	436
*,1	Nutriband Inc.	71,575	433
*,1	Marker Therapeutics Inc.	153,473	433
*,1	Matinas BioPharma Holdings Inc.	120,412	426
*	Cara Therapeutics Inc.	1,354,313	417
*	Oncology Institute Inc.	1,273,384	416
*	TherapeuticsMD Inc.	249,657	414
*,1	Allurion Technologies Inc.	667,294	409
*	Aprea Therapeutics Inc.	145,280	400
*	Metagenomi Inc.	177,208	385
*	Lisata Therapeutics Inc.	127,737	383
*	Psychemedics Corp.	165,415	382
*,1	Palatin Technologies Inc.	426,848	382
*	Cumberland Pharmaceuticals Inc.	280,820	359
*	AIM ImmunoTech Inc.	1,311,599	354
*	Cyclo Therapeutics Inc.	437,611	345
*,1	Beyond Air Inc.	879,430	341
*	Cocrystal Pharma Inc.	191,359	337
*,1	NRX Pharmaceuticals Inc.	193,423	327
*,1	GlycoMimetics Inc.	1,925,297	325
*	Retractable Technologies Inc.	421,212	324
*,1	Microbot Medical Inc.	348,549	312
*,1	Unicycive Therapeutics Inc.	765,000	312
*	American Shared Hospital Services	100,218	306
*	T2 Biosystems Inc.	154,814	305
*,1	Spruce Biosciences Inc.	638,558	303
*	ATI Physical Therapy Inc.	49,713	303
*,1	Lucid Diagnostics Inc.	366,924	299
*,1	Sensei Biotherapeutics Inc.	485,960	291
*,1	Indaptus Therapeutics Inc.	229,197	284
*,1	Turnstone Biologics Corp.	495,069	276
*,1	Bullfrog AI Holdings Inc.	95,347	274
*	Armata Pharmaceuticals Inc.	115,302	273
*	IN8bio Inc.	952,487	257
*	Lyra Therapeutics Inc.	992,543	255
*,1	Orgenesis Inc.	56,668	253
*	PAVmed Inc.	199,521	245
*	BrainStorm Cell Therapeutics Inc.	1,061,018	244
*	Vincerx Pharma Inc.	341,070	244
*,1	Ocean Biomedical Inc.	243,673	239
*	Anebulo Pharmaceuticals Inc.	121,000	234
*	Precision Optics Corp. Inc.	40,990	229

		Shares	Market Value ($000)
*,1	Envoy Medical Inc.	70,033	228
*	PharmaCyte Biotech Inc.	117,468	224
*	Nephros Inc.	129,656	222
*	Serina Therapeutics Inc. (XASE)	31,799	213
*	Synlogic Inc.	139,449	208
*	Dominari Holdings Inc.	111,013	205
*,1	Biora Therapeutics Inc.	372,034	187
*	Strata Skin Sciences Inc.	59,324	163
*,1	Aspira Women's Health Inc.	194,906	158
*	KALA BIO Inc.	26,442	151
*,1	Viracta Therapeutics Inc.	644,790	149
*,1	Oncternal Therapeutics Inc.	107,989	143
*	Talphera Inc.	159,612	137
*,1	Senti Biosciences Inc. Class A	58,778	133
*	Organovo Holdings Inc.	232,847	119
*	SeaStar Medical Holding Corp.	27,412	117
*,1	Moleculin Biotech Inc.	40,468	115
*	MiNK Therapeutics Inc.	148,229	111
*	Forte Biosciences Inc.	19,497	109
*	NeuroBo Pharmaceuticals Inc.	32,432	103
*,1	Alaunos Therapeutics Inc.	24,376	80
*	Traws Pharma Inc.	13,188	78
*	Star Equity Holdings Inc.	17,220	74
*	Know Labs Inc.	231,486	66
*,1	NKGen Biotech Inc.	174,000	66
*	Nexgel Inc.	24,449	63
*,1	BioVie Inc.	41,509	50
*,1	Spectral AI Inc.	43,872	47
*,1	Novo Integrated Sciences Inc.	134,908	38
*,1	Neuraxis Inc.	10,236	31
*	Hepion Pharmaceuticals Inc.	40,671	27
*	Estrella Immunopharma Inc.	17,968	21
*	Syra Health Corp. Class A	17,728	8
*	Carmell Corp.	11,222	5
*,1,2	Aravive Inc.	368,501	—
*,2	OmniAb Inc. 12.5 Earnout	186,267	—
*,2	OmniAb Inc. 15 Earnout	186,267	—
			201,462,123
Industrials (12.8%)
	Visa Inc. Class A	52,478,372	14,428,928
	Mastercard Inc. Class A	26,122,220	12,899,152
	Accenture plc Class A	19,844,471	7,014,624
	General Electric Co.	32,637,248	6,154,732
	Caterpillar Inc.	15,360,102	6,007,643
	RTX Corp.	42,164,326	5,108,630
	Union Pacific Corp.	19,285,802	4,753,564
	Lockheed Martin Corp.	7,543,273	4,409,496
	American Express Co.	15,755,586	4,272,915
	Honeywell International Inc.	20,577,728	4,253,622
	Eaton Corp. plc	12,631,138	4,186,464
	Automatic Data Processing Inc.	12,911,243	3,572,928
	Deere & Co.	8,288,158	3,458,897
*	Fiserv Inc.	18,205,162	3,270,557
	United Parcel Service Inc. Class B	23,199,902	3,163,075
*	Boeing Co.	19,532,020	2,969,648
	Trane Technologies plc	7,143,929	2,777,060
	Sherwin-Williams Co.	7,194,372	2,745,876
	Parker-Hannifin Corp.	4,070,212	2,571,641
*	PayPal Holdings Inc.	32,389,254	2,527,333
	Northrop Grumman Corp.	4,630,619	2,445,291
	TransDigm Group Inc.	1,688,620	2,409,880
	3M Co.	17,403,872	2,379,109
	Illinois Tool Works Inc.	8,911,768	2,335,507
	General Dynamics Corp.	7,404,235	2,237,560
	Cintas Corp.	10,846,646	2,233,107
*	GE Vernova Inc.	8,712,863	2,221,606
	Carrier Global Corp.	27,179,813	2,187,703
	CSX Corp.	61,320,162	2,117,385
	Emerson Electric Co.	18,136,283	1,983,565

		Shares	Market Value ($000)
	FedEx Corp.	6,977,788	1,909,681
	Norfolk Southern Corp.	7,152,988	1,777,518
	Capital One Financial Corp.	11,475,881	1,718,284
	United Rentals Inc.	2,094,030	1,695,599
	Johnson Controls International plc	21,148,776	1,641,357
	PACCAR Inc.	16,606,395	1,638,719
	Fidelity National Information Services Inc.	17,260,125	1,445,535
	WW Grainger Inc.	1,386,903	1,440,729
*	Fair Isaac Corp.	736,828	1,432,040
	L3Harris Technologies Inc.	6,008,666	1,429,281
	Cummins Inc.	4,349,515	1,408,329
	Quanta Services Inc.	4,670,955	1,392,645
	Paychex Inc.	10,253,808	1,375,959
	Otis Worldwide Corp.	12,665,236	1,316,425
	Howmet Aerospace Inc.	12,911,253	1,294,353
	Ferguson Enterprises Inc.	6,366,774	1,264,250
	AMETEK Inc.	7,342,193	1,260,728
	Ingersoll Rand Inc.	12,768,651	1,253,371
	Dow Inc.	22,268,956	1,216,553
	Old Dominion Freight Line Inc.	6,109,454	1,213,582
	Verisk Analytics Inc.	4,520,693	1,211,365
*	Block Inc. Class A	17,627,390	1,183,327
	Equifax Inc.	3,924,094	1,153,134
	DuPont de Nemours Inc.	11,913,948	1,061,652
	Vulcan Materials Co.	4,191,096	1,049,576
	Xylem Inc.	7,711,173	1,041,240
	Martin Marietta Materials Inc.	1,933,809	1,040,873
*	Mettler-Toledo International Inc.	676,685	1,014,825
	Westinghouse Air Brake Technologies Corp.	5,533,559	1,005,835
	PPG Industries Inc.	7,387,769	978,584
	Rockwell Automation Inc.	3,592,089	964,332
*	Axon Enterprise Inc.	2,269,416	906,859
*	Keysight Technologies Inc.	5,538,028	880,159
	Fortive Corp.	11,074,079	874,077
	Dover Corp.	4,345,580	833,222
	Veralto Corp.	7,421,115	830,126
	Smurfit WestRock plc	16,425,620	811,754
	Hubbell Inc. Class B	1,700,520	728,418
*	Builders FirstSource Inc.	3,703,504	717,961
	Booz Allen Hamilton Holding Corp.	4,095,638	666,606
	Global Payments Inc.	6,504,545	666,196
	Carlisle Cos. Inc.	1,466,928	659,751
*	Corpay Inc.	2,095,325	655,334
	Ball Corp.	9,630,761	654,025
	HEICO Corp. Class A	3,174,613	646,859
*	Teledyne Technologies Inc.	1,477,737	646,746
	TransUnion	6,147,819	643,677
	EMCOR Group Inc.	1,477,267	636,008
	Synchrony Financial	12,551,811	626,084
	Lennox International Inc.	1,015,387	613,588
	Packaging Corp. of America	2,842,484	612,271
*	Zebra Technologies Corp. Class A	1,640,961	607,681
	Expeditors International of Washington Inc.	4,477,868	588,392
	Masco Corp.	6,920,294	580,889
	Watsco Inc.	1,100,094	541,114
	Stanley Black & Decker Inc.	4,891,641	538,716
	Textron Inc.	5,939,814	526,149
	IDEX Corp.	2,396,680	514,088
	Jacobs Solutions Inc.	3,921,701	513,351
	Pentair plc	5,242,036	512,619
	RPM International Inc.	4,072,799	492,809
	Owens Corning	2,746,838	484,872
	Snap-on Inc.	1,667,831	483,187
*	Trimble Inc.	7,745,116	480,894
	Graco Inc.	5,365,831	469,564
	JB Hunt Transport Services Inc.	2,573,420	443,477
	Comfort Systems USA Inc.	1,129,451	440,881
	AECOM	4,258,105	439,735
	FTAI Aviation Ltd.	3,239,234	430,494
	Nordson Corp.	1,629,669	428,000

		Shares	Market Value ($000)
	Jack Henry & Associates Inc.	2,302,461	406,476
	Allegion plc	2,738,466	399,104
	Tetra Tech Inc.	8,448,973	398,454
	Curtiss-Wright Corp.	1,208,863	397,341
*	TopBuild Corp.	960,135	390,593
	CH Robinson Worldwide Inc.	3,518,538	388,341
	ITT Inc.	2,592,905	387,665
	Advanced Drainage Systems Inc.	2,450,810	385,169
*	XPO Inc.	3,489,449	375,151
	nVent Electric plc	5,290,287	371,696
*	Saia Inc.	840,176	367,375
	Crown Holdings Inc.	3,800,989	364,439
	Fortune Brands Innovations Inc.	3,951,292	353,759
	Regal Rexnord Corp.	2,106,442	349,417
	Lincoln Electric Holdings Inc.	1,809,927	347,542
	A O Smith Corp.	3,764,904	338,201
	AptarGroup Inc.	2,100,393	336,462
	Huntington Ingalls Industries Inc.	1,248,848	330,170
	Woodward Inc.	1,888,173	323,841
	BWX Technologies Inc.	2,890,557	314,204
	Eagle Materials Inc.	1,069,236	307,566
*	Generac Holdings Inc.	1,916,431	304,483
*	Affirm Holdings Inc. Class A	7,239,031	295,497
	Toro Co.	3,307,239	286,837
	Graphic Packaging Holding Co.	9,538,346	282,240
	Donaldson Co. Inc.	3,800,014	280,061
*	Mohawk Industries Inc.	1,712,073	275,096
	Applied Industrial Technologies Inc.	1,218,759	271,942
*	WEX Inc.	1,294,323	271,458
	Acuity Brands Inc.	979,520	269,750
*	Core & Main Inc. Class A	6,075,082	269,734
*	ATI Inc.	3,964,807	265,285
	Allison Transmission Holdings Inc.	2,755,108	264,683
	Knight-Swift Transportation Holdings Inc. Class A	4,878,483	263,194
	WESCO International Inc.	1,553,073	260,885
*	API Group Corp.	7,836,758	258,770
*	Fluor Corp.	5,416,236	258,409
	Simpson Manufacturing Co. Inc.	1,347,146	257,669
*	FTI Consulting Inc.	1,129,430	257,013
*	Axalta Coating Systems Ltd.	6,964,593	252,049
*	MasTec Inc.	1,988,918	244,836
	Crane Co.	1,529,556	242,098
*	Middleby Corp.	1,699,178	236,407
	Berry Global Group Inc.	3,427,729	233,017
	MKS Instruments Inc.	2,124,128	230,914
*	Trex Co. Inc.	3,433,437	228,598
*	Kirby Corp.	1,846,503	226,067
	AAON Inc.	2,080,135	224,322
*	SPX Technologies Inc.	1,403,000	223,722
	Genpact Ltd.	5,654,573	221,716
*	Paylocity Holding Corp.	1,337,872	220,709
	Cognex Corp.	5,418,747	219,459
*	WillScot Holdings Corp.	5,737,067	215,714
*	AZEK Co. Inc. Class A	4,606,857	215,601
	Louisiana-Pacific Corp.	2,000,879	215,014
	Landstar System Inc.	1,134,322	214,239
	Flowserve Corp.	4,139,778	213,985
	Robert Half Inc.	3,135,139	211,340
	MSA Safety Inc.	1,182,323	209,673
*	Modine Manufacturing Co.	1,560,771	207,255
	Oshkosh Corp.	2,064,161	206,850
	Littelfuse Inc.	779,436	206,745
	Badger Meter Inc.	928,747	202,848
*	GXO Logistics Inc.	3,796,227	197,670
	AGCO Corp.	2,018,964	197,576
	CSW Industrials Inc.	527,308	193,200
	Esab Corp.	1,805,463	191,939
	Ryder System Inc.	1,314,932	191,717
	Installed Building Products Inc.	761,109	187,438
	Valmont Industries Inc.	639,316	185,370

		Shares	Market Value ($000)
*	ExlService Holdings Inc.	4,852,563	185,125
	Moog Inc. Class A	909,849	183,808
	Exponent Inc.	1,592,363	183,568
*,1	Shift4 Payments Inc. Class A	2,066,052	183,052
	Federal Signal Corp.	1,945,573	181,833
	Armstrong World Industries Inc.	1,380,991	181,504
	Maximus Inc.	1,931,814	179,968
*	AeroVironment Inc.	897,115	179,872
	Watts Water Technologies Inc. Class A	866,176	179,463
	HEICO Corp.	681,721	178,256
	Brunswick Corp.	2,124,248	178,054
*	Aurora Innovation Inc. Class A	29,863,294	176,791
	Boise Cascade Co.	1,249,011	176,086
*	Dycom Industries Inc.	884,538	174,342
	Sensata Technologies Holding plc	4,779,419	171,390
	Sonoco Products Co.	3,111,420	169,977
*	ACI Worldwide Inc.	3,309,907	168,474
*	Beacon Roofing Supply Inc.	1,947,383	168,312
*	BILL Holdings Inc.	3,189,529	168,280
*	Chart Industries Inc.	1,355,386	168,258
	MDU Resources Group Inc.	6,116,360	167,649
	Vontier Corp.	4,887,086	164,890
*	Knife River Corp.	1,785,835	159,636
	Zurn Elkay Water Solutions Corp.	4,372,369	157,143
	Brink's Co.	1,345,113	155,549
*	Itron Inc.	1,445,467	154,390
*	Summit Materials Inc. Class A	3,888,902	151,784
	Matson Inc.	1,063,536	151,682
	Belden Inc.	1,293,984	151,564
	GATX Corp.	1,122,399	148,662
	Arcosa Inc.	1,537,081	145,654
	Herc Holdings Inc.	894,419	142,597
	Air Lease Corp. Class A	3,131,208	141,812
*	Verra Mobility Corp. Class A	4,969,717	138,208
*	Euronet Worldwide Inc.	1,370,387	135,984
	HB Fuller Co.	1,707,811	135,566
	Sealed Air Corp.	3,730,610	135,421
*	Sterling Infrastructure Inc.	921,179	133,589
	Silgan Holdings Inc.	2,525,420	132,585
*	Gates Industrial Corp. plc	7,536,869	132,272
	EnerSys	1,287,721	131,412
	Franklin Electric Co. Inc.	1,253,048	131,344
	Western Union Co.	10,628,627	126,800
	Kadant Inc.	370,012	125,064
*	ASGN Inc.	1,339,113	124,846
*	Amentum Holdings Inc.	3,861,281	124,526
	MSC Industrial Direct Co. Inc. Class A	1,431,995	123,237
	Korn Ferry	1,635,967	123,090
*	RXO Inc.	4,339,453	121,505
*	Spirit AeroSystems Holdings Inc. Class A	3,684,476	119,782
*,1	Rocket Lab USA Inc.	11,873,907	115,533
*	GMS Inc.	1,264,249	114,503
	Granite Construction Inc.	1,386,897	109,953
	ManpowerGroup Inc.	1,480,105	108,817
	Mueller Water Products Inc. Class A	4,944,837	107,303
	Terex Corp.	2,027,048	107,251
	Enpro Inc.	660,878	107,181
*	Kratos Defense & Security Solutions Inc.	4,595,336	107,071
	ESCO Technologies Inc.	819,885	105,749
	ABM Industries Inc.	1,984,845	104,720
	Otter Tail Corp.	1,319,958	103,168
*	CBIZ Inc.	1,502,836	101,126
	Brady Corp. Class A	1,294,783	99,219
	ICF International Inc.	594,612	99,175
	Atkore Inc.	1,163,903	98,629
	Atmus Filtration Technologies Inc.	2,627,219	98,600
	John Bean Technologies Corp.	997,279	98,242
	Griffon Corp.	1,393,930	97,575
	Patrick Industries Inc.	670,275	95,427
	UniFirst Corp.	479,520	95,257

		Shares	Market Value ($000)
	TriNet Group Inc.	960,003	93,091
*	Alight Inc. Class A	12,550,848	92,876
	Primoris Services Corp.	1,594,880	92,631
	Insperity Inc.	1,052,150	92,589
	UL Solutions Inc. Class A	1,866,721	92,029
*	Construction Partners Inc. Class A	1,308,793	91,354
	Trinity Industries Inc.	2,620,834	91,310
	ADT Inc.	12,229,624	88,420
*	Resideo Technologies Inc.	4,384,260	88,299
	Albany International Corp. Class A	989,218	87,892
	Crane NXT Co.	1,521,416	85,351
	Hub Group Inc. Class A	1,873,123	85,133
	ArcBest Corp.	764,779	82,940
	McGrath RentCorp	776,342	81,733
*	OSI Systems Inc.	525,362	79,766
	International Seaways Inc.	1,471,492	75,870
*	Masterbrand Inc.	4,085,793	75,751
	AZZ Inc.	886,930	73,269
*	Hayward Holdings Inc.	4,749,529	72,858
	Werner Enterprises Inc.	1,865,075	71,973
	Enerpac Tool Group Corp. Class A	1,687,060	70,671
	EVERTEC Inc.	2,082,090	70,562
*	Mirion Technologies Inc. Class A	6,344,021	70,228
	Standex International Corp.	382,558	69,924
*	Leonardo DRS Inc.	2,475,691	69,864
*	AAR Corp.	1,063,278	69,496
*	Gibraltar Industries Inc.	985,398	68,909
*	Marqeta Inc. Class A	13,766,853	67,733
*	Aspen Aerogels Inc.	2,412,749	66,809
*	Payoneer Global Inc.	8,663,275	65,234
	Kennametal Inc.	2,495,122	64,699
*,1	Joby Aviation Inc.	12,850,134	64,636
*	NCR Atleos Corp.	2,261,433	64,519
*	Hillman Solutions Corp.	6,101,903	64,436
*,1	Bloom Energy Corp. Class A	6,062,452	64,019
*	O-I Glass Inc.	4,872,865	63,932
*	Huron Consulting Group Inc.	580,475	63,098
	Powell Industries Inc.	282,920	62,805
	Hillenbrand Inc.	2,255,289	62,697
*	Remitly Global Inc.	4,671,761	62,555
	Vestis Corp.	4,158,856	61,967
	Barnes Group Inc.	1,510,792	61,051
	Tennant Co.	624,287	59,957
*	Flywire Corp.	3,636,470	59,602
*	Mercury Systems Inc.	1,604,208	59,356
	Alamo Group Inc.	323,505	58,273
*	Donnelley Financial Solutions Inc.	859,335	56,570
	Greif Inc. Class A	839,243	52,587
*	MYR Group Inc.	502,074	51,327
*	AMN Healthcare Services Inc.	1,205,468	51,100
*	IES Holdings Inc.	251,945	50,293
	Helios Technologies Inc.	1,052,538	50,206
	Greenbrier Cos. Inc.	965,605	49,140
	Apogee Enterprises Inc.	700,546	49,049
*	Blue Bird Corp.	1,019,130	48,877
	H&E Equipment Services Inc.	993,826	48,379
*	AvidXchange Holdings Inc.	5,767,754	46,776
*	Janus International Group Inc.	4,471,278	45,205
	Napco Security Technologies Inc.	1,096,078	44,347
*	American Woodmark Corp.	469,584	43,883
	REV Group Inc.	1,556,558	43,677
	Argan Inc.	428,986	43,512
	Lindsay Corp.	347,960	43,370
*	CoreCivic Inc.	3,394,491	42,940
*	NV5 Global Inc.	454,527	42,489
*,1	PureCycle Technologies Inc.	4,427,828	42,064
*	Cimpress plc	503,007	41,206
	Quanex Building Products Corp.	1,481,067	41,100
*	Upwork Inc.	3,920,699	40,971
[1]	VSE Corp.	485,645	40,177

		Shares	Market Value ($000)
*	JELD-WEN Holding Inc.	2,539,245	40,145
*,1	Enovix Corp.	4,256,401	39,755
	Pitney Bowes Inc.	5,376,806	38,337
	Kforce Inc.	623,413	38,309
*	Tutor Perini Corp.	1,323,283	35,940
	Schneider National Inc. Class B	1,163,533	33,207
*	Transcat Inc.	274,551	33,158
	Barrett Business Services Inc.	858,033	32,185
*	Air Transport Services Group Inc.	1,975,312	31,980
*,1	Loar Holdings Inc.	428,639	31,972
	Marten Transport Ltd.	1,803,729	31,926
*	Thermon Group Holdings Inc.	1,068,172	31,874
	CRA International Inc.	181,193	31,767
	Columbus McKinnon Corp.	877,749	31,599
*	Triumph Group Inc.	2,431,644	31,344
*	First Advantage Corp.	1,562,697	31,020
	United States Lime & Minerals Inc.	309,081	30,185
*	Vicor Corp.	713,541	30,040
	FTAI Infrastructure Inc.	3,196,897	29,923
	Bel Fuse Inc. Class B	380,193	29,849
*	Energy Recovery Inc.	1,712,478	29,780
	TriMas Corp.	1,152,284	29,418
*	BrightView Holdings Inc.	1,780,646	28,027
	Perella Weinberg Partners Class A	1,450,751	28,014
*	Ducommun Inc.	422,875	27,838
[1]	Forward Air Corp.	776,689	27,495
*	BlueLinx Holdings Inc.	258,830	27,286
	Deluxe Corp.	1,392,738	27,144
	Cadre Holdings Inc.	706,791	26,823
	Gorman-Rupp Co.	678,057	26,410
	Wabash National Corp.	1,342,664	25,766
*	Montrose Environmental Group Inc.	961,733	25,294
*	V2X Inc.	449,932	25,133
*	CECO Environmental Corp.	884,446	24,941
	Miller Industries Inc.	403,357	24,605
*	DXP Enterprises Inc.	450,234	24,024
*	Proto Labs Inc.	811,876	23,845
	Astec Industries Inc.	744,079	23,766
*,1	Archer Aviation Inc. Class A	7,816,883	23,685
	Heidrick & Struggles International Inc.	608,181	23,634
*	Legalzoom.com Inc.	3,718,248	23,611
*	Limbach Holdings Inc.	296,311	22,449
*	Conduent Inc.	5,561,668	22,414
*	Great Lakes Dredge & Dock Corp.	2,011,491	21,181
*	Repay Holdings Corp. Class A	2,575,566	21,017
	Mesa Laboratories Inc.	159,571	20,722
	Kelly Services Inc. Class A	966,231	20,687
*	ZipRecruiter Inc. Class A	2,139,809	20,328
*,1	Eos Energy Enterprises Inc.	6,796,794	20,186
	Hyster-Yale Inc.	309,859	19,760
*	Sterling Check Corp.	1,169,921	19,561
*	International Money Express Inc.	1,048,961	19,395
	Ennis Inc.	791,000	19,237
*,1	Symbotic Inc. Class A	785,428	19,157
	Douglas Dynamics Inc.	693,744	19,133
	Insteel Industries Inc.	584,672	18,177
*,1	Sezzle Inc.	106,000	18,083
	Heartland Express Inc.	1,447,760	17,778
*	Astronics Corp.	896,308	17,460
	Cass Information Systems Inc.	412,605	17,115
*	Green Dot Corp. Class A	1,447,285	16,948
*	Willdan Group Inc.	413,221	16,921
*	I3 Verticals Inc. Class A	740,229	15,774
*,1	Intuitive Machines Inc.	1,952,842	15,720
	Myers Industries Inc.	1,099,196	15,191
*	Franklin Covey Co.	356,538	14,664
*	Cross Country Healthcare Inc.	1,089,478	14,643
*	Cantaloupe Inc.	1,976,004	14,622
	LSI Industries Inc.	870,687	14,062
*,1	Evolv Technologies Holdings Inc.	3,443,849	13,948

		Shares	Market Value ($000)
	National Presto Industries Inc.	182,338	13,701
	Luxfer Holdings plc	1,056,300	13,679
*	Titan International Inc.	1,529,329	12,433
	Pactiv Evergreen Inc.	1,070,116	12,317
*	Distribution Solutions Group Inc.	319,525	12,305
	Shyft Group Inc.	966,234	12,126
	Covenant Logistics Group Inc. Class A	227,786	12,036
*	CryoPort Inc.	1,474,275	11,956
*	Graham Corp.	378,043	11,186
*	FARO Technologies Inc.	567,800	10,868
*	Iteris Inc.	1,520,840	10,859
*,1	Bowman Consulting Group Ltd.	446,267	10,746
*	Hyliion Holdings Corp.	4,320,482	10,715
	Resources Connection Inc.	1,080,663	10,482
*	Manitowoc Co. Inc.	1,085,339	10,441
	Willis Lease Finance Corp.	69,352	10,320
*	Radiant Logistics Inc.	1,604,349	10,316
*	Hudson Technologies Inc.	1,219,485	10,171
	Universal Logistics Holdings Inc.	231,011	9,959
*,1	Centuri Holdings Inc.	601,970	9,722
*	Paymentus Holdings Inc. Class A	482,682	9,663
	Allient Inc.	476,922	9,057
*	Vishay Precision Group Inc.	348,522	9,027
*	Titan Machinery Inc.	641,694	8,939
*	Mistras Group Inc.	779,749	8,866
*	Ranpak Holdings Corp. Class A	1,351,532	8,826
*	Byrna Technologies Inc.	503,354	8,542
	Kronos Worldwide Inc.	673,373	8,383
*	Performant Financial Corp.	2,207,671	8,257
	Park-Ohio Holdings Corp.	268,028	8,228
	Park Aerospace Corp.	614,886	8,012
*	Moneylion Inc.	182,103	7,566
*	Target Hospitality Corp.	959,098	7,462
*	TrueBlue Inc.	943,908	7,447
*	TaskUS Inc. Class A	576,204	7,445
*	L B Foster Co. Class A	350,698	7,165
[1]	CompoSecure Inc. Class A	505,739	7,090
*,1	Nikola Corp.	1,517,860	6,952
*	Gencor Industries Inc.	332,994	6,946
*,1	Proficient Auto Logistics Inc.	475,277	6,739
*	Mayville Engineering Co. Inc.	318,534	6,715
*	Forrester Research Inc.	360,304	6,489
*	Acacia Research Corp.	1,366,267	6,367
*	Custom Truck One Source Inc.	1,834,182	6,328
*,1	Eve Holding Inc.	1,834,800	5,945
	Karat Packaging Inc.	217,229	5,624
*	Atlanticus Holdings Corp.	160,278	5,623
	Alta Equipment Group Inc.	816,010	5,500
*	Orion Group Holdings Inc.	940,867	5,429
*,1	Spire Global Inc.	536,246	5,357
[1]	Eastern Co.	163,461	5,304
*	Blade Air Mobility Inc.	1,782,888	5,242
*,1	Redwire Corp.	737,344	5,066
	Quad/Graphics Inc.	1,105,270	5,018
	Twin Disc Inc.	395,659	4,942
	Information Services Group Inc.	1,422,145	4,693
*	Concrete Pumping Holdings Inc.	795,293	4,605
*	CS Disco Inc.	770,155	4,529
	ARC Document Solutions Inc.	1,338,175	4,523
*	AerSale Corp.	888,167	4,485
*,1	Smith-Midland Corp.	132,408	4,421
*	Core Molding Technologies Inc.	241,857	4,162
*	FreightCar America Inc.	383,200	4,135
	Hurco Cos. Inc.	194,691	4,102
*	CPI Card Group Inc.	143,851	4,003
	TTEC Holdings Inc.	645,313	3,788
*,1	Babcock & Wilcox Enterprises Inc.	1,843,405	3,761
*	Taylor Devices Inc.	75,264	3,757
*	Paysign Inc.	994,857	3,651
*,1	Virgin Galactic Holdings Inc.	595,182	3,631

		Shares	Market Value ($000)
*	PAM Transportation Services Inc.	196,206	3,630
*	Manitex International Inc.	640,610	3,607
*	Priority Technology Holdings Inc.	523,370	3,575
*	SoundThinking Inc.	299,290	3,469
*,1	Desktop Metal Inc. Class A	706,082	3,297
*	Commercial Vehicle Group Inc.	1,007,798	3,275
*,1	BlackSky Technology Inc. Class A	681,891	3,232
	EVI Industries Inc.	163,732	3,165
*	Ultralife Corp.	348,051	3,146
*	DHI Group Inc.	1,661,442	3,057
	BGSF Inc.	359,805	3,030
*,1	374Water Inc.	2,084,515	2,835
	Frequency Electronics Inc.	228,179	2,756
*	Alpha Pro Tech Ltd.	462,840	2,638
*,1	Luna Innovations Inc.	1,113,617	2,617
*,1	M-Tron Industries Inc.	61,430	2,561
*	Innovative Solutions & Support Inc.	376,482	2,455
*,1	Skillsoft Corp.	157,227	2,437
[1]	HireQuest Inc.	168,702	2,389
*	Research Solutions Inc.	846,894	2,312
*	VirTra Inc.	332,423	2,068
*	Hudson Global Inc.	107,683	1,725
*	LightPath Technologies Inc. Class A	1,199,048	1,643
*,1	Coda Octopus Group Inc.	222,690	1,615
	Espey Manufacturing & Electronics Corp.	53,150	1,599
*	Broadwind Inc.	689,278	1,565
*,1	Markforged Holding Corp.	306,336	1,461
*,1	Microvast Holdings Inc.	5,814,973	1,451
*	Where Food Comes From Inc.	133,053	1,434
*,1	SKYX Platforms Corp.	1,592,981	1,351
*	Team Inc.	88,315	1,347
*	Danimer Scientific Inc.	2,924,436	1,328
*,1	Wrap Technologies Inc.	780,731	1,171
*	Lightbridge Corp.	383,955	1,075
*	CPI Aerostructures Inc.	308,430	1,061
*	Usio Inc.	757,304	1,030
*	RF Industries Ltd.	249,088	1,016
*	GEE Group Inc.	3,870,957	1,009
*,1	Terran Orbital Corp.	3,974,706	998
*,1	Shimmick Corp.	377,630	933
*,1	Hydrofarm Holdings Group Inc.	1,239,122	854
*,1	Palladyne AI Corp.	406,368	727
*	Orion Energy Systems Inc.	781,379	670
*,1	Amprius Technologies Inc.	593,900	659
*	Sono-Tek Corp.	161,691	652
*	INNOVATE Corp.	161,864	599
*,1	Sypris Solutions Inc.	365,527	585
*,1	Richtech Robotics Inc. Class B	668,300	561
*	Air T Inc.	32,860	531
*	Cepton Inc.	170,313	531
*	ClearSign Technologies Corp.	603,165	513
*	Pioneer Power Solutions Inc.	107,157	503
*,1	Workhorse Group Inc.	561,587	488
*,1	Odyssey Marine Exploration Inc. Class B	585,016	484
*	Fuel Tech Inc.	459,067	482
*	TOMI Environmental Solutions Inc.	484,669	384
	Taitron Components Inc. Class A	125,572	365
[1]	Bel Fuse Inc. Class A	3,626	361
*,1	Dragonfly Energy Holdings Corp.	610,200	323
*,1	Astrotech Corp.	38,881	315
*,1	Optex Systems Holdings Inc.	38,390	293
*,1	Knightscope Inc. Class A	39,690	292
*,1	AppTech Payments Corp.	483,438	289
*,1	Xos Inc.	61,419	279
*	LGL Group Inc.	44,779	275
*	Servotronics Inc.	20,233	229
*	Jewett-Cameron Trading Co. Ltd.	38,016	189
*,1	Hyzon Motors Inc. Class A	52,830	128
*	AmpliTech Group Inc.	153,419	120
*	SIFCO Industries Inc.	24,401	113

		Shares	Market Value ($000)
*,1	DSS Inc.	58,583	74
*	Interlink Electronics Inc.	9,414	34
*	ENGlobal Corp.	24,525	31
*	MSP Recovery Inc.	140,320	21
*	Electro-Sensors Inc.	4,306	17
*	Phoenix Motor Inc.	10,021	4
*,2	Patriot National Inc.	129,819	—
	Ardagh Group SA Class A	37	—
*,2	GCI Liberty Inc.	2,704,635	—
			223,609,309
Real Estate (2.9%)
	Prologis Inc.	29,334,151	3,704,317
	American Tower Corp.	14,801,971	3,442,346
	Equinix Inc.	3,005,754	2,667,997
	Welltower Inc.	19,302,125	2,471,251
	Public Storage	5,011,162	1,823,412
	Realty Income Corp.	27,557,545	1,747,700
	Digital Realty Trust Inc.	10,382,164	1,680,146
	Simon Property Group Inc.	9,809,630	1,658,024
	Crown Castle Inc.	13,758,929	1,632,222
	Extra Space Storage Inc.	6,730,118	1,212,700
*	CBRE Group Inc. Class A	9,693,262	1,206,617
	Iron Mountain Inc.	9,294,767	1,104,497
	AvalonBay Communities Inc.	4,501,273	1,013,912
	VICI Properties Inc. Class A	30,258,269	1,007,903
*	CoStar Group Inc.	12,980,953	979,283
	Equity Residential	11,395,563	848,514
	Ventas Inc.	13,109,393	840,705
	SBA Communications Corp.	3,400,611	818,527
	Weyerhaeuser Co.	22,978,443	778,050
	Alexandria Real Estate Equities Inc.	5,528,016	656,452
	Invitation Homes Inc.	18,430,081	649,845
	Essex Property Trust Inc.	2,031,876	600,257
	Mid-America Apartment Communities Inc.	3,702,160	588,273
	Sun Communities Inc.	3,945,136	533,185
	Healthpeak Properties Inc.	22,265,838	509,220
	Kimco Realty Corp.	21,338,908	495,489
	UDR Inc.	10,435,362	473,139
	WP Carey Inc.	6,949,036	432,925
	Gaming & Leisure Properties Inc.	8,293,044	426,677
	Regency Centers Corp.	5,768,699	416,673
	Camden Property Trust	3,370,480	416,355
*	Jones Lang LaSalle Inc.	1,501,767	405,192
	Host Hotels & Resorts Inc.	22,299,653	392,474
	CubeSmart	7,144,358	384,581
	Equity LifeStyle Properties Inc.	5,324,978	379,884
	American Homes 4 Rent Class A	9,833,243	377,498
	Lamar Advertising Co. Class A	2,788,444	372,536
	BXP Inc.	4,498,252	361,929
	Omega Healthcare Investors Inc.	8,176,798	332,796
	Rexford Industrial Realty Inc.	6,499,859	327,008
	Federal Realty Investment Trust	2,661,365	305,977
*	Zillow Group Inc. Class C	4,750,154	303,297
	EastGroup Properties Inc.	1,549,185	289,419
	NNN REIT Inc.	5,792,662	280,886
	Brixmor Property Group Inc.	9,517,758	265,165
	Americold Realty Trust Inc.	8,974,192	253,700
	Agree Realty Corp.	3,209,334	241,759
	First Industrial Realty Trust Inc.	4,192,935	234,721
	Vornado Realty Trust	5,758,279	226,876
	STAG Industrial Inc.	5,777,249	225,833
	Healthcare Realty Trust Inc. Class A	11,576,453	210,113
	Terreno Realty Corp.	3,088,777	206,423
	Ryman Hospitality Properties Inc.	1,799,412	192,969
	Essential Properties Realty Trust Inc.	5,580,084	190,560
	Kite Realty Group Trust	6,959,760	184,851
[1]	Lineage Inc.	2,174,112	170,407
	Rayonier Inc.	4,705,933	151,437
	CareTrust REIT Inc.	4,835,074	149,210

		Shares	Market Value ($000)
	Independence Realty Trust Inc.	7,226,594	148,145
	Phillips Edison & Co. Inc.	3,907,121	147,338
[1]	SL Green Realty Corp.	2,045,582	142,393
	Kilroy Realty Corp.	3,668,657	141,977
	Sabra Health Care REIT Inc.	7,540,600	140,331
	Cousins Properties Inc.	4,746,240	139,919
[1]	HA Sustainable Infrastructure Capital Inc.	3,729,740	128,564
	Macerich Co.	6,834,369	124,659
	American Healthcare REIT Inc.	4,759,933	124,234
	Innovative Industrial Properties Inc.	887,640	119,476
	EPR Properties	2,378,347	116,634
	National Health Investors Inc.	1,378,663	115,890
	Tanger Inc.	3,488,024	115,733
	PotlatchDeltic Corp.	2,518,371	113,453
	Broadstone Net Lease Inc.	5,894,844	111,707
	Highwoods Properties Inc.	3,306,730	110,809
[1]	Medical Properties Trust Inc.	18,919,524	110,679
	COPT Defense Properties	3,546,636	107,569
	National Storage Affiliates Trust	2,164,687	104,338
	Apple Hospitality REIT Inc.	6,902,520	102,502
*	Cushman & Wakefield plc	7,439,172	101,396
*	Compass Inc. Class A	15,861,947	96,917
	Douglas Emmett Inc.	5,375,636	94,450
	LXP Industrial Trust	8,864,665	89,090
	Park Hotels & Resorts Inc.	6,273,414	88,455
	Urban Edge Properties	3,972,688	84,976
	Four Corners Property Trust Inc.	2,869,547	84,106
	Outfront Media Inc.	4,497,994	82,673
	Acadia Realty Trust	3,382,481	79,421
	DigitalBridge Group Inc.	5,491,563	77,596
*	Zillow Group Inc. Class A	1,246,760	77,212
	St. Joe Co.	1,290,455	75,246
*	Howard Hughes Holdings Inc.	947,273	73,347
	SITE Centers Corp.	1,139,741	68,954
	Sunstone Hotel Investors Inc.	6,531,345	67,404
	InvenTrust Properties Corp.	2,282,818	64,764
	Newmark Group Inc. Class A	4,050,894	62,910
*	Equity Commonwealth	3,156,343	62,811
	Global Net Lease Inc.	7,146,041	60,170
	Retail Opportunity Investments Corp.	3,737,345	58,788
	DiamondRock Hospitality Co.	6,541,532	57,108
	LTC Properties Inc.	1,452,452	53,290
*	GEO Group Inc.	4,126,331	53,023
	Pebblebrook Hotel Trust	3,821,943	50,564
	Elme Communities	2,790,933	49,093
	Xenia Hotels & Resorts Inc.	3,273,359	48,348
	Getty Realty Corp.	1,494,644	47,545
	JBG SMITH Properties	2,646,871	46,267
*	Redfin Corp.	3,643,623	45,655
	Veris Residential Inc.	2,485,973	44,399
	Alexander & Baldwin Inc.	2,296,356	44,090
	Empire State Realty Trust Inc. Class A	3,961,665	43,895
[1]	Sila Realty Trust Inc.	1,705,600	43,135
	RLJ Lodging Trust	4,685,450	43,012
	Easterly Government Properties Inc. Class A	3,100,008	42,098
	Uniti Group Inc.	7,415,965	41,826
	NETSTREIT Corp.	2,448,892	40,480
	Piedmont Office Realty Trust Inc. Class A	3,932,573	39,719
	UMH Properties Inc.	2,008,495	39,507
*	Opendoor Technologies Inc.	19,561,604	39,123
	American Assets Trust Inc.	1,448,487	38,704
*	Apartment Investment & Management Co. Class A	4,235,282	38,287
	Kennedy-Wilson Holdings Inc.	3,452,800	38,153
[1]	eXp World Holdings Inc.	2,386,118	33,620
	Centerspace	472,256	33,280
	Plymouth Industrial REIT Inc.	1,386,822	31,342
	Marcus & Millichap Inc.	757,428	30,017
	NexPoint Residential Trust Inc.	680,011	29,927
	Paramount Group Inc.	5,816,592	28,618
	Diversified Healthcare Trust	6,813,215	28,547

		Shares	Market Value ($000)
	Armada Hoffler Properties Inc.	2,433,062	26,350
	Brandywine Realty Trust	4,811,327	26,174
	Service Properties Trust	5,479,038	24,984
	Summit Hotel Properties Inc.	3,218,562	22,079
	Hudson Pacific Properties Inc.	4,465,383	21,345
	Whitestone REIT	1,568,572	21,223
	Gladstone Commercial Corp.	1,265,333	20,549
	Global Medical REIT Inc.	1,991,637	19,737
	Universal Health Realty Income Trust	406,603	18,602
*	Forestar Group Inc.	559,784	18,120
	Alexander's Inc.	72,348	17,534
	Saul Centers Inc.	415,741	17,445
*	Anywhere Real Estate Inc.	3,247,835	16,499
	CBL & Associates Properties Inc.	642,179	16,183
	Farmland Partners Inc.	1,488,633	15,556
[1]	Peakstone Realty Trust	1,132,041	15,430
	NET Lease Office Properties	503,093	15,405
	One Liberty Properties Inc.	550,610	15,164
	Community Healthcare Trust Inc.	831,535	15,092
	Gladstone Land Corp.	1,070,672	14,882
	Chatham Lodging Trust	1,541,231	13,131
	CTO Realty Growth Inc.	683,273	12,996
*	Tejon Ranch Co.	681,756	11,965
	RMR Group Inc. Class A	462,834	11,747
[1]	Ares Commercial Real Estate Corp.	1,620,581	11,344
*	FRP Holdings Inc.	353,227	10,547
	Postal Realty Trust Inc. Class A	678,124	9,928
	Bridge Investment Group Holdings Inc. Class A	965,832	9,533
	Industrial Logistics Properties Trust	1,863,505	8,870
	Alpine Income Property Trust Inc.	485,443	8,835
*	RE/MAX Holdings Inc. Class A	615,343	7,661
	Orion Office REIT Inc.	1,862,300	7,449
*	Stratus Properties Inc.	274,801	7,142
	City Office REIT Inc.	1,199,497	7,005
	BRT Apartments Corp.	370,032	6,505
	Braemar Hotels & Resorts Inc.	2,073,053	6,406
*	Star Holdings	397,823	5,506
*	Seritage Growth Properties Class A	1,151,332	5,354
	Franklin Street Properties Corp.	2,762,883	4,890
*	Maui Land & Pineapple Co. Inc.	216,674	4,864
*	Douglas Elliman Inc.	2,506,832	4,588
	Modiv Industrial Inc. Class C	230,493	3,872
	Office Properties Income Trust	1,641,000	3,577
*	AMREP Corp.	115,952	3,443
*,1	Seaport Entertainment Group Inc.	104,759	2,873
	Clipper Realty Inc.	405,295	2,310
*,1	Offerpad Solutions Inc.	568,364	2,308
	Global Self Storage Inc.	319,661	1,665
*	Comstock Holding Cos. Inc. Class A	164,051	1,639
	Bluerock Homes Trust Inc.	109,382	1,635
*	Rafael Holdings Inc. Class B	511,989	993
*	Fathom Holdings Inc.	347,914	901
*	Ashford Hospitality Trust Inc.	1,094,028	819
*	Altisource Portfolio Solutions SA	582,728	699
[1]	Strawberry Fields REIT Inc.	53,624	681
*	Sotherly Hotels Inc.	352,278	426
*,2	Spirit MTA REIT	2,854,330	257
[1]	Creative Media & Community Trust Corp.	487,254	240
*	Mobile Infrastructure Corp. Class A	54,315	178
*,2	New York REIT Liquidating LLC	19,100	135
[1]	Presidio Property Trust Inc. Class A	186,294	134
*	Transcontinental Realty Investors Inc.	2,534	73
*,1	reAlpha Tech Corp.	41,655	53
*,1	American Strategic Investment Co.	1,777	16
*,1	La Rosa Holdings Corp.	8,674	6
*	CKX Lands Inc.	211	3
			50,097,377
Technology (33.4%)
	Apple Inc.	457,604,648	106,621,883

		Shares	Market Value ($000)
	Microsoft Corp.	235,484,702	101,329,067
	NVIDIA Corp.	740,387,324	89,912,637
	Meta Platforms Inc. Class A	69,214,407	39,621,095
	Alphabet Inc. Class A	185,598,521	30,781,515
	Broadcom Inc.	147,474,813	25,439,405
	Alphabet Inc. Class C	150,417,790	25,148,350
	Oracle Corp.	52,383,168	8,926,092
*	Advanced Micro Devices Inc.	51,279,426	8,413,928
	Salesforce Inc.	29,163,010	7,982,207
*	Adobe Inc.	14,046,813	7,273,159
	International Business Machines Corp.	29,176,967	6,450,444
	QUALCOMM Inc.	35,291,193	6,001,267
	Texas Instruments Inc.	28,919,529	5,973,907
*	ServiceNow Inc.	6,526,826	5,837,528
	Applied Materials Inc.	26,110,994	5,275,726
	Intuit Inc.	8,417,000	5,226,957
	Micron Technology Inc.	35,155,451	3,645,972
	Analog Devices Inc.	15,727,998	3,620,113
*	Palo Alto Networks Inc.	10,262,462	3,507,710
	Lam Research Corp.	4,145,627	3,383,163
	KLA Corp.	4,257,654	3,297,170
	Intel Corp.	121,932,107	2,860,527
	Amphenol Corp. Class A	38,120,043	2,483,902
*	Synopsys Inc.	4,866,002	2,464,095
*	Palantir Technologies Inc. Class A	64,478,177	2,398,588
*	Cadence Design Systems Inc.	8,673,359	2,350,741
*	Crowdstrike Holdings Inc. Class A	7,308,969	2,049,947
	Marvell Technology Inc.	27,424,781	1,977,875
	Roper Technologies Inc.	3,392,822	1,887,902
*	Autodesk Inc.	6,822,722	1,879,523
*	Workday Inc. Class A	6,717,352	1,641,788
*	Fortinet Inc.	19,415,189	1,505,648
*	DoorDash Inc. Class A	10,267,178	1,465,434
	TE Connectivity plc	9,595,223	1,448,783
	Microchip Technology Inc.	17,004,856	1,365,320
	Monolithic Power Systems Inc.	1,469,709	1,358,746
	Cognizant Technology Solutions Corp. Class A	15,682,013	1,210,338
*	Gartner Inc.	2,321,820	1,176,606
	Vertiv Holdings Co. Class A	11,277,621	1,122,011
	HP Inc.	31,016,608	1,112,566
	Corning Inc.	24,414,683	1,102,323
*	Snowflake Inc. Class A	9,526,885	1,094,258
*	Datadog Inc. Class A	9,367,366	1,077,809
	Dell Technologies Inc. Class C	8,819,745	1,045,493
*	ON Semiconductor Corp.	13,556,232	984,318
	CDW Corp.	4,222,783	955,616
*,1	MicroStrategy Inc. Class A	5,536,025	933,374
*	AppLovin Corp. Class A	7,055,730	921,126
*	ANSYS Inc.	2,767,430	881,786
	Hewlett Packard Enterprise Co.	41,150,639	841,942
*	HubSpot Inc.	1,546,697	822,224
*	Atlassian Corp. Class A	5,073,054	805,652
	NetApp Inc.	6,479,210	800,247
*	Tyler Technologies Inc.	1,351,950	789,160
*	Western Digital Corp.	10,906,534	744,807
*	Cloudflare Inc. Class A	9,146,555	739,865
	Seagate Technology Holdings plc	6,642,487	727,552
*	GoDaddy Inc. Class A	4,454,051	698,306
	Leidos Holdings Inc.	4,245,321	691,987
	Teradyne Inc.	5,166,379	691,933
*,1	Super Micro Computer Inc.	1,575,928	656,216
*	PTC Inc.	3,606,791	651,603
*	Pinterest Inc. Class A	19,134,818	619,394
*	MongoDB Inc.	2,211,362	597,842
*	Manhattan Associates Inc.	1,946,281	547,645
	Entegris Inc.	4,783,900	538,332
*	Zoom Video Communications Inc. Class A	7,439,386	518,823
	Skyworks Solutions Inc.	5,035,418	497,348
*	VeriSign Inc.	2,615,660	496,871
	SS&C Technologies Holdings Inc.	6,639,277	492,701

		Shares	Market Value ($000)
*	Zscaler Inc.	2,877,828	491,936
*	Pure Storage Inc. Class A	9,780,828	491,389
*	Akamai Technologies Inc.	4,778,618	482,402
*	Guidewire Software Inc.	2,633,762	481,820
*	Dynatrace Inc.	8,935,509	477,782
*	Nutanix Inc. Class A	7,930,682	469,893
	Gen Digital Inc.	16,535,142	453,559
*	Coherent Corp.	4,885,833	434,399
	Jabil Inc.	3,428,692	410,860
*	F5 Inc.	1,855,811	408,650
*	DocuSign Inc.	6,520,788	404,876
*	Okta Inc.	5,096,788	378,895
*	Toast Inc. Class A	13,150,929	372,303
*	Snap Inc. Class A	33,443,265	357,843
*	CACI International Inc. Class A	703,802	355,110
*	EPAM Systems Inc.	1,715,785	341,493
*	Onto Innovation Inc.	1,557,611	323,298
*	Qorvo Inc.	3,027,785	312,770
*	Match Group Inc.	8,176,637	309,404
*	Twilio Inc. Class A	4,594,777	299,671
	Universal Display Corp.	1,424,996	299,107
*	Samsara Inc. Class A	6,209,451	298,799
*,1	Dayforce Inc.	4,800,214	294,013
	Paycom Software Inc.	1,641,275	273,387
	KBR Inc.	4,197,152	273,361
*	Fabrinet	1,145,061	270,738
	Bentley Systems Inc. Class B	5,030,059	255,577
	TD SYNNEX Corp.	2,005,134	240,777
*	SPS Commerce Inc.	1,198,527	232,718
*	Lattice Semiconductor Corp.	4,357,583	231,257
*	Smartsheet Inc. Class A	4,121,724	228,179
	Science Applications International Corp.	1,637,922	228,113
*	Arrow Electronics Inc.	1,679,216	223,050
*	Insight Enterprises Inc.	1,029,583	221,762
*	Elastic NV	2,779,530	213,357
*	CommVault Systems Inc.	1,379,046	212,166
*	Cirrus Logic Inc.	1,694,334	210,453
*	SentinelOne Inc. Class A	8,658,391	207,109
*	MACOM Technology Solutions Holdings Inc.	1,839,541	204,667
*	Novanta Inc.	1,140,446	204,049
*	Procore Technologies Inc.	3,251,567	200,687
*,1	Unity Software Inc.	8,771,147	198,403
*	Aspen Technology Inc.	806,271	192,554
*	Varonis Systems Inc.	3,399,249	192,058
*	Gitlab Inc. Class A	3,539,783	182,440
*	Dropbox Inc. Class A	7,091,042	180,325
*	Zeta Global Holdings Corp. Class A	5,750,268	171,531
*	Altair Engineering Inc. Class A	1,771,534	169,199
*	UiPath Inc. Class A	13,163,787	168,496
*	Maplebear Inc.	4,111,584	167,506
*	Kyndryl Holdings Inc.	7,259,185	166,816
*	CCC Intelligent Solutions Holdings Inc.	15,037,951	166,169
*	Impinj Inc.	755,857	163,658
*	Appfolio Inc. Class A	664,449	156,411
*	HashiCorp Inc. Class A	4,595,748	155,612
*	Parsons Corp.	1,500,351	155,556
	Avnet Inc.	2,754,308	149,586
*	Q2 Holdings Inc.	1,848,631	147,465
*	Tenable Holdings Inc.	3,588,602	145,410
	Dolby Laboratories Inc. Class A	1,885,413	144,291
*	Rambus Inc.	3,413,590	144,122
*	Box Inc. Class A	4,356,353	142,583
*	Qualys Inc.	1,107,992	142,333
*	Confluent Inc. Class A	6,855,026	139,705
*	Blackbaud Inc.	1,626,864	137,763
*	Credo Technology Group Holding Ltd.	4,470,902	137,704
	Advanced Energy Industries Inc.	1,192,478	125,496
	Dun & Bradstreet Holdings Inc.	10,682,911	122,960
*	Workiva Inc. Class A	1,532,632	121,262
*	IAC Inc.	2,248,683	121,024

		Shares	Market Value ($000)
*	Plexus Corp.	879,988	120,303
*	Silicon Laboratories Inc.	1,024,873	118,445
*	DXC Technology Co.	5,629,126	116,804
	Power Integrations Inc.	1,789,200	114,724
*	Sanmina Corp.	1,675,603	114,695
*	FormFactor Inc.	2,448,088	112,612
*	Semtech Corp.	2,396,955	109,445
	Pegasystems Inc.	1,481,254	108,265
*	Axcelis Technologies Inc.	1,028,911	107,881
	Amkor Technology Inc.	3,519,218	107,688
*	SiTime Corp.	587,891	100,829
*	ZoomInfo Technologies Inc. Class A	9,658,994	99,681
*	Envestnet Inc.	1,558,365	97,585
*	BlackLine Inc.	1,754,577	96,747
	Clear Secure Inc. Class A	2,904,788	96,265
*	Synaptics Inc.	1,237,899	96,036
*,1	Allegro MicroSystems Inc.	4,002,930	93,268
*	Squarespace Inc. Class A	2,007,107	93,190
*	Teradata Corp.	3,063,712	92,953
	Progress Software Corp.	1,375,480	92,666
	Concentrix Corp.	1,766,893	90,553
*	Diodes Inc.	1,373,687	88,040
*	nCino Inc.	2,743,169	86,657
*,1	C3.ai Inc. Class A	3,569,153	86,481
*	Agilysys Inc.	774,074	84,351
*	Perficient Inc.	1,115,960	84,233
*	ePlus Inc.	849,371	83,527
*	Core Scientific Inc.	6,986,861	82,864
*	Alarm.com Holdings Inc.	1,494,507	81,705
*	Cargurus Inc. Class A	2,667,921	80,118
*	Rapid7 Inc.	2,003,035	79,901
*	JFrog Ltd.	2,728,651	79,240
*	RingCentral Inc. Class A	2,477,341	78,358
*	Freshworks Inc. Class A	6,628,905	76,100
	Vishay Intertechnology Inc.	3,992,359	75,496
*	Intapp Inc.	1,532,561	73,302
*	DoubleVerify Holdings Inc.	4,335,378	73,008
*,1	Klaviyo Inc. Class A	2,058,073	72,815
*	Vertex Inc. Class A	1,878,294	72,333
*	Yelp Inc. Class A	2,060,440	72,280
*	DigitalOcean Holdings Inc.	1,745,000	70,481
*	Ambarella Inc.	1,239,611	69,920
*	Cleanspark Inc.	7,479,184	69,856
*	Ziff Davis Inc.	1,393,869	67,826
*	Five9 Inc.	2,325,325	66,807
*	Rogers Corp.	584,438	66,047
*	IPG Photonics Corp.	876,040	65,107
*	NCR Voyix Corp.	4,717,936	64,022
*,1	PAR Technology Corp.	1,195,443	62,259
*	Informatica Inc. Class A	2,445,188	61,814
*	Braze Inc. Class A	1,870,314	60,486
*	Veeco Instruments Inc.	1,790,839	59,331
*	TTM Technologies Inc.	3,189,350	58,206
*	Magnite Inc.	4,156,415	57,566
*	Ultra Clean Holdings Inc.	1,375,664	54,930
*	Reddit Inc. Class A	832,483	54,877
*	Verint Systems Inc.	2,048,278	51,883
*	AvePoint Inc.	4,406,806	51,868
*	PagerDuty Inc.	2,675,134	49,624
*	Alkami Technology Inc.	1,565,809	49,386
*	LiveRamp Holdings Inc.	1,977,435	49,001
*	Terawulf Inc.	10,335,486	48,370
*	Photronics Inc.	1,930,170	47,791
	Benchmark Electronics Inc.	1,076,640	47,717
*	NetScout Systems Inc.	2,153,708	46,843
*,1	IonQ Inc.	5,351,646	46,773
	CTS Corp.	965,940	46,732
*	Appian Corp. Class A	1,308,737	44,680
*,1	SoundHound AI Inc. Class A	9,472,033	44,140
	CSG Systems International Inc.	893,452	43,466

		Shares	Market Value ($000)
*	Sprout Social Inc. Class A	1,486,816	43,222
*	Jamf Holding Corp.	2,400,125	41,642
	QXO Inc.	2,606,048	41,097
	Adeia Inc.	3,261,826	38,848
*,1	Astera Labs Inc.	733,733	38,440
*,1	Wolfspeed Inc.	3,956,522	38,378
*	Matterport Inc.	8,458,076	38,061
*	Zuora Inc. Class A	4,348,596	37,485
*	Schrodinger Inc.	2,008,592	37,259
*	Cohu Inc.	1,432,637	36,819
[1]	Xerox Holdings Corp.	3,530,363	36,645
*	PDF Solutions Inc.	1,126,530	35,688
*	E2open Parent Holdings Inc.	8,035,257	35,436
*	ScanSource Inc.	725,467	34,844
*	Diebold Nixdorf Inc.	769,613	34,371
*	MaxLinear Inc. Class A	2,333,335	33,787
*	Asana Inc. Class A	2,844,329	32,966
*	SMART Global Holdings Inc.	1,571,491	32,923
*	Paycor HCM Inc.	2,309,821	32,776
	A10 Networks Inc.	2,238,314	32,321
*	Ichor Holdings Ltd.	1,006,198	32,007
*,1	Onestream Inc. Class A	937,743	31,790
*,1	Hut 8 Corp.	2,543,074	31,178
*	ACM Research Inc. Class A	1,532,157	31,103
*,1	Fastly Inc. Class A	3,939,179	29,820
*,1	Cipher Mining Inc.	7,621,138	29,494
*,1	Applied Digital Corp.	3,538,589	29,193
	Shutterstock Inc.	813,279	28,766
*,1	Rubrik Inc. Class A	894,416	28,755
*	Sprinklr Inc. Class A	3,575,030	27,635
	PC Connection Inc.	357,686	26,980
*	Alpha & Omega Semiconductor Ltd.	726,324	26,961
*	N-able Inc.	1,993,030	26,029
*,1	Blend Labs Inc. Class A	6,916,680	25,938
*,1	Xometry Inc. Class A	1,386,364	25,468
*	PROS Holdings Inc.	1,338,858	24,796
*	SEMrush Holdings Inc. Class A	1,561,777	24,536
*	Vimeo Inc.	4,777,276	24,125
*	Grid Dynamics Holdings Inc.	1,671,358	23,399
*	Yext Inc.	3,131,558	21,670
	Hackett Group Inc.	784,939	20,620
	SolarWinds Corp.	1,564,560	20,418
*	Amplitude Inc. Class A	2,236,813	20,064
*	OneSpan Inc.	1,194,874	19,919
*	TechTarget Inc.	804,284	19,665
*	PubMatic Inc. Class A	1,294,980	19,256
*	Couchbase Inc.	1,190,783	19,195
*	EverQuote Inc. Class A	907,810	19,146
*	Bumble Inc. Class A	2,991,099	19,083
*	Weave Communications Inc.	1,460,597	18,696
*,1	indie Semiconductor Inc. Class A	4,516,823	18,022
*	Meridianlink Inc.	840,848	17,296
*	NerdWallet Inc. Class A	1,360,443	17,291
*	MediaAlpha Inc. Class A	947,014	17,150
*	Daktronics Inc.	1,327,118	17,133
*	CEVA Inc.	705,138	17,029
*	Olo Inc. Class A	3,222,566	15,984
	Simulations Plus Inc.	494,699	15,840
*,1	Rumble Inc.	2,893,237	15,508
*	nLight Inc.	1,427,724	15,262
*,1	Digimarc Corp.	563,356	15,143
*	Nextdoor Holdings Inc.	5,919,104	14,679
*,1	Innodata Inc.	862,549	14,465
*	Planet Labs PBC	6,389,764	14,249
*,1	Trump Media & Technology Group Corp.	868,400	13,955
*	Kimball Electronics Inc.	746,438	13,817
*	Thoughtworks Holding Inc.	3,061,505	13,532
*,1	Ibotta Inc. Class A	214,089	13,190
*	Bandwidth Inc. Class A	752,356	13,174
	Methode Electronics Inc.	1,099,754	13,153

		Shares	Market Value ($000)
	Climb Global Solutions Inc.	129,613	12,902
*	Consensus Cloud Solutions Inc.	544,925	12,833
*,1	Getty Images Holdings Inc.	3,269,790	12,458
*	BigCommerce Holdings Inc.	2,115,072	12,373
*	Mitek Systems Inc.	1,393,659	12,083
	NVE Corp.	151,011	12,061
*	3D Systems Corp.	4,172,819	11,851
*	Unisys Corp.	2,072,926	11,774
	American Software Inc. Class A	1,015,337	11,362
*,1	Aehr Test Systems	860,409	11,056
*	Grindr Inc.	839,100	10,010
*	Digital Turbine Inc.	3,215,408	9,871
*	Navitas Semiconductor Corp. Class A	3,999,100	9,798
*	Red Violet Inc.	335,014	9,531
*,1	SmartRent Inc. Class A	5,430,046	9,394
*,1	Vivid Seats Inc. Class A	2,534,441	9,377
*	Enfusion Inc. Class A	971,642	9,221
*	TrueCar Inc.	2,574,147	8,881
[1]	ReposiTrak Inc.	446,617	8,249
	Immersion Corp.	906,047	8,082
*,1	Groupon Inc.	774,725	7,577
*,1	MicroVision Inc.	6,513,213	7,425
*	SkyWater Technology Inc.	815,617	7,406
*	Domo Inc. Class B	984,533	7,394
*	Ouster Inc.	1,143,434	7,204
*	Eventbrite Inc. Class A	2,495,705	6,813
*	ON24 Inc.	1,112,442	6,808
*	Definitive Healthcare Corp. Class A	1,511,094	6,755
*	Asure Software Inc.	731,908	6,624
*	Innovid Corp.	3,641,555	6,555
*	Arteris Inc.	817,251	6,309
*	Synchronoss Technologies Inc.	422,273	6,286
*	Backblaze Inc. Class A	949,303	6,066
*	Telos Corp.	1,646,480	5,911
*,1	Tucows Inc. Class A	280,738	5,865
*	Viant Technology Inc. Class A	487,306	5,394
*,1	NextNav Inc.	692,278	5,185
*	eGain Corp.	978,618	4,991
*,1	AudioEye Inc.	211,717	4,838
*	CoreCard Corp.	314,332	4,564
*,1	BigBear.ai Holdings Inc.	3,102,220	4,529
	Richardson Electronics Ltd.	365,090	4,505
*,1	Silvaco Group Inc.	314,640	4,499
*,1	Rackspace Technology Inc.	1,693,613	4,149
*	1stdibs.com Inc.	930,788	4,105
*	Rimini Street Inc.	2,196,424	4,063
*,1	Cerence Inc.	1,272,905	4,010
*	AXT Inc.	1,624,038	3,930
	CSP Inc.	278,890	3,623
*,1	Veritone Inc.	999,603	3,589
*	Kaltura Inc.	2,537,683	3,451
*	inTEST Corp.	472,095	3,446
*,1	FiscalNote Holdings Inc.	2,644,812	3,385
*	AstroNova Inc.	251,308	3,383
*,1	LivePerson Inc.	2,488,033	3,185
*,1	QuickLogic Corp.	408,792	3,135
*	Everspin Technologies Inc.	527,987	3,115
*	Expensify Inc. Class A	1,582,920	3,103
*	DLH Holdings Corp.	327,281	3,063
*,1	Rigetti Computing Inc.	3,879,629	3,038
*	Identiv Inc.	822,415	2,903
*	Brightcove Inc.	1,296,666	2,801
*	WM Technology Inc.	3,203,513	2,787
*	Amtech Systems Inc.	477,101	2,767
*,1	Rekor Systems Inc.	2,338,714	2,760
*	Intevac Inc.	787,352	2,677
*	Aeva Technologies Inc.	759,242	2,498
*,1	Kopin Corp.	3,418,996	2,496
*	Upland Software Inc.	980,074	2,440
*	SecureWorks Corp. Class A	263,152	2,329

		Shares	Market Value ($000)
*,1	Atomera Inc.	794,782	2,090
*,1	Stronghold Digital Mining Inc. Class A	366,829	1,853
*,1	GSI Technology Inc.	574,548	1,752
*	Pixelworks Inc.	2,464,577	1,750
*	Key Tronic Corp.	295,513	1,690
*	Zedge Inc. Class B	455,536	1,685
*,1	BuzzFeed Inc. Class A	610,006	1,626
*,1	Nutex Health Inc.	68,568	1,488
*	Intellicheck Inc.	685,145	1,487
*	Steel Connect Inc.	126,263	1,332
*	Issuer Direct Corp.	110,039	1,315
*	TransAct Technologies Inc.	269,345	1,309
*	NetSol Technologies Inc.	448,836	1,279
*,1	Skillz Inc. Class A	226,530	1,273
*	Aware Inc.	646,876	1,210
*	One Stop Systems Inc.	498,283	1,191
*,1	KULR Technology Group Inc.	3,842,925	1,095
*	Flux Power Holdings Inc.	359,465	1,093
*,1	Quantum Computing Inc.	1,534,269	1,002
*	Inuvo Inc.	3,857,320	951
*	WidePoint Corp.	265,533	940
*	Mastech Digital Inc.	91,726	917
*,1	authID Inc.	134,239	844
*,1	VirnetX Holding Corp.	116,102	819
*	comScore Inc.	118,989	808
*	Creative Realities Inc.	170,462	782
*,1	Phunware Inc.	224,615	768
*,1	Wag! Group Co.	832,224	716
*,1	iPower Inc.	386,294	699
*,1	PSQ Holdings Inc.	284,054	699
*	CVD Equipment Corp.	198,073	656
*	Trio-Tech International	108,490	601
*,1	Quantum Corp.	166,091	581
*	Data I/O Corp.	213,344	548
*,1	Vroom Inc.	54,150	507
*,1	Beachbody Co. Inc.	88,367	505
*,1	Griid Infrastructure Inc.	621,091	478
*,1	Duos Technologies Group Inc.	158,934	477
*	KORE Group Holdings Inc.	209,490	473
*,1	Paltalk Inc.	142,656	461
*,1	Data Storage Corp.	118,119	445
*	SigmaTron International Inc.	153,224	437
*,1	Sphere 3D Corp.	450,035	407
*,1	Glimpse Group Inc.	437,150	330
*	BTCS Inc.	280,193	325
*,1	Greenidge Generation Holdings Inc. Class A	156,788	284
*,1	Urgent.ly Inc.	371,509	253
*,1	Streamline Health Solutions Inc.	1,027,543	236
*,1	Alpine 4 Holdings Inc.	649,415	232
*	System1 Inc.	174,422	195
*,1	Direct Digital Holdings Inc. Class A	90,848	192
*	D-Wave Quantum Inc.	172,840	170
*	VerifyMe Inc.	117,979	169
*	Research Frontiers Inc.	66,176	145
*,1	Intellinetics Inc.	12,462	139
*	Arena Group Holdings Inc.	140,920	113
*	Nortech Systems Inc.	9,278	109
*	Exela Technologies Inc.	50,619	104
*,1	CYNGN Inc.	6,986	27
*	Super Micro Computer Inc.	52	22
			585,625,128
Telecommunications (2.0%)
	Cisco Systems Inc.	114,832,534	6,111,387
	Verizon Communications Inc.	120,008,024	5,389,560
	Comcast Corp. Class A	122,374,730	5,111,593
	AT&T Inc.	227,258,318	4,999,683
*	Arista Networks Inc.	7,960,869	3,055,541
	T-Mobile US Inc.	14,783,520	3,050,727
	Motorola Solutions Inc.	5,271,890	2,370,400

		Shares	Market Value ($000)
*	Charter Communications Inc. Class A	2,941,613	953,318
	Juniper Networks Inc.	10,472,473	408,217
*	Roku Inc.	4,009,600	299,357
*	Liberty Broadband Corp. Class C	3,683,054	284,663
*	Ciena Corp.	4,574,922	281,769
*	Frontier Communications Parent Inc.	7,841,343	278,603
*	Lumen Technologies Inc.	32,053,123	227,577
*	Lumentum Holdings Inc.	2,033,155	128,861
[1]	InterDigital Inc.	802,150	113,609
*,1	AST SpaceMobile Inc. Class A	4,090,553	106,968
	Cogent Communications Holdings Inc.	1,388,717	105,431
	Iridium Communications Inc.	3,298,333	100,434
*	EchoStar Corp. Class A	3,791,899	94,115
*	Calix Inc.	1,787,320	69,330
	Telephone & Data Systems Inc.	2,863,004	66,565
*	Viavi Solutions Inc.	6,970,176	62,871
*	Extreme Networks Inc.	3,863,508	58,069
*	Harmonic Inc.	3,819,533	55,651
[1]	Cable One Inc.	141,098	49,355
*,1	Infinera Corp.	7,063,223	47,677
*	Viasat Inc.	3,599,443	42,977
*	Liberty Broadband Corp. Class A	528,197	40,576
*	CommScope Holding Co. Inc.	6,527,013	39,880
*	Digi International Inc.	1,081,651	29,778
*	Globalstar Inc.	23,754,339	29,455
*	United States Cellular Corp.	530,480	28,991
	IDT Corp. Class B	647,129	24,701
	Shenandoah Telecommunications Co.	1,598,557	22,556
*,1	Applied Optoelectronics Inc.	1,342,926	19,217
*	NETGEAR Inc.	888,099	17,815
*,1	Altice USA Inc. Class A	6,820,954	16,780
*	Powerfleet Inc.	3,176,137	15,881
*	Clearfield Inc.	407,264	15,867
*	Anterix Inc.	415,431	15,645
*	Gogo Inc.	2,072,895	14,883
*	ADTRAN Holdings Inc.	2,177,265	12,911
*,1	fuboTV Inc.	8,985,357	12,759
*	Xperi Inc.	1,351,112	12,484
*	Consolidated Communications Holdings Inc.	2,433,019	11,289
*,1	Lightwave Logic Inc.	3,785,391	10,448
	ATN International Inc.	315,238	10,195
*	Ribbon Communications Inc.	2,700,143	8,775
*	WideOpenWest Inc.	1,598,960	8,395
*	Ooma Inc.	734,221	8,363
	Spok Holdings Inc.	539,239	8,121
*	Aviat Networks Inc.	354,894	7,676
*	8x8 Inc.	3,753,543	7,657
*,1	Inseego Corp.	304,111	4,966
*	Genasys Inc.	1,282,730	4,567
*	Comtech Telecommunications Corp.	863,562	4,154
*	Lantronix Inc.	942,727	3,884
*	KVH Industries Inc.	623,125	3,010
*	Airgain Inc.	355,805	2,683
*	BK Technologies Corp.	83,734	1,823
*	Crexendo Inc.	345,906	1,605
	Network-1 Technologies Inc.	570,833	799
*,1	SurgePays Inc.	427,576	787
*	Cambium Networks Corp.	375,529	687
*	Optical Cable Corp.	122,058	327
	ClearOne Inc.	369,718	229
*,1	Akoustis Technologies Inc.	2,194,754	196
*,1	Sonim Technologies Inc.	44,517	129
*,1	NextPlat Corp.	45,484	64
*,1,2	FTE Networks Inc.	84,180	—
			34,405,316
Utilities (2.8%)
	NextEra Energy Inc.	65,111,344	5,503,862
	Southern Co.	34,750,067	3,133,761
	Duke Energy Corp.	24,461,928	2,820,460

		Shares	Market Value ($000)
	Waste Management Inc.	12,710,343	2,638,667
	Constellation Energy Corp.	9,977,841	2,594,438
	American Electric Power Co. Inc.	16,880,494	1,731,939
	Sempra	20,051,390	1,676,898
	Dominion Energy Inc.	26,607,862	1,537,668
	Waste Connections Inc.	8,185,581	1,463,746
	Public Service Enterprise Group Inc.	15,787,282	1,408,383
	PG&E Corp.	66,232,364	1,309,414
	Republic Services Inc.	6,456,176	1,296,658
	Vistra Corp.	10,919,896	1,294,445
	Exelon Corp.	31,685,716	1,284,856
	Xcel Energy Inc.	17,698,203	1,155,693
	Consolidated Edison Inc.	10,940,942	1,139,280
	Edison International	12,153,383	1,058,438
	WEC Energy Group Inc.	10,006,933	962,467
	American Water Works Co. Inc.	6,169,307	902,199
	Entergy Corp.	6,756,677	889,246
	Eversource Energy	11,352,420	772,532
	FirstEnergy Corp.	17,331,380	768,647
	Ameren Corp.	8,442,881	738,414
	PPL Corp.	22,160,621	733,073
	DTE Energy Co.	5,595,749	718,550
	Atmos Energy Corp.	4,897,405	679,319
	CMS Energy Corp.	9,462,327	668,324
	CenterPoint Energy Inc.	20,637,419	607,153
	NRG Energy Inc.	6,536,918	595,513
	Alliant Energy Corp.	8,144,034	494,261
	NiSource Inc.	14,199,219	492,003
	AES Corp.	22,421,459	449,774
	Evergy Inc.	6,930,569	429,765
*	Clean Harbors Inc.	1,539,519	372,117
	Pinnacle West Capital Corp.	3,607,312	319,572
	Essential Utilities Inc.	7,819,868	301,612
*	Talen Energy Corp.	1,626,899	289,979
	OGE Energy Corp.	6,319,572	259,229
*	Casella Waste Systems Inc. Class A	1,952,996	194,304
*	Stericycle Inc.	2,933,291	178,931
	National Fuel Gas Co.	2,899,332	175,729
	IDACORP Inc.	1,684,712	173,677
	UGI Corp.	6,767,000	169,310
	Portland General Electric Co.	3,247,832	155,571
	New Jersey Resources Corp.	3,116,869	147,116
	Southwest Gas Holdings Inc.	1,930,547	142,397
	Ormat Technologies Inc.	1,786,454	137,450
	Black Hills Corp.	2,229,880	136,290
	ONE Gas Inc.	1,783,374	132,719
	TXNM Energy Inc.	2,881,343	126,116
*	Sunrun Inc.	6,625,917	119,664
	ALLETE Inc.	1,822,282	116,972
	Spire Inc.	1,699,069	114,330
	Northwestern Energy Group Inc.	1,976,485	113,094
	MGE Energy Inc.	1,156,491	105,761
	California Water Service Group	1,911,687	103,652
	American States Water Co.	1,178,272	98,138
	Avista Corp.	2,456,436	95,187
	Chesapeake Utilities Corp.	695,282	86,333
	Avangrid Inc.	2,338,338	83,689
	Clearway Energy Inc. Class C	2,357,608	72,331
	SJW Group	898,507	52,212
	Northwest Natural Holding Co.	1,265,534	51,659
*	Hawaiian Electric Industries Inc.	5,200,671	50,343
	Clearway Energy Inc. Class A	1,328,150	37,812
	Middlesex Water Co.	566,804	36,978
*,1	Sunnova Energy International Inc.	3,444,222	33,547
	Unitil Corp.	511,075	30,961
*,1	NuScale Power Corp. Class A	2,421,227	28,038
*	Enviri Corp.	2,513,475	25,989
	Aris Water Solutions Inc. Class A	916,765	15,466
	York Water Co.	358,052	13,413
	Excelerate Energy Inc. Class A	578,136	12,725

		Shares	Market Value ($000)
	Genie Energy Ltd. Class B	743,537	12,083
	Artesian Resources Corp. Class A	284,548	10,580
*,1	Oklo Inc. Class A	1,046,800	8,469
*	Pure Cycle Corp.	607,231	6,540
	RGC Resources Inc.	255,382	5,764
*	Altus Power Inc. Class A	1,749,901	5,565
*,1	Net Power Inc.	785,852	5,509
*	Perma-Fix Environmental Services Inc.	442,123	5,425
	Global Water Resources Inc.	430,487	5,420
*	Arq Inc.	817,294	4,798
*,1	Quest Resource Holding Corp.	559,393	4,464
*,1	Cadiz Inc.	1,333,682	4,041
*	Aqua Metals Inc.	2,952,345	552
*,1	ALT5 Sigma Corp.	261,358	463
*	Vivakor Inc.	90,409	139
*	Clean Energy Technologies Inc.	55,035	55
			48,940,126
Total Common Stocks (Cost $731,712,756)			1,747,756,767
Preferred Stocks (0.0%)
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	1,763,201	—
*,2	BTCS Inc. Preference Shares	280,193	—
Total Preferred Stocks (Cost $5,105)			—
Rights (0.0%)
*,1,2	Frequency Therapeutics Inc. CVR	1,246,700	2,445
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	201,001	911
*,2	Inhibrx Inc. CVR	1,216,278	788
*,2	Spectrum Pharmaceuticals Inc. CVR	5,990,797	488
*,2	Imara Inc. CVR	370,003	334
*	Seaport Entertainment Group Inc. Exp. 10/10/24	104,759	309
*,1,2	Palisade Bio Inc. CVR	204,224	196
*,2	Ocera Therapeutics Inc. CVR	653,477	176
*,2	Surface Oncology Inc. CVR	1,709,153	161
*,2	Adamas Pharmaceuticals Inc. CVR	2,522,158	152
*,1,2	CinCor Pharma Inc. CVR	28,710	88
*,2	Gyre Therapeutics Inc. CVR	826,502	83
*,2	Chinook Therapeutics Inc. CVR	415,255	76
*,2	Xeris Biopharma Holdings Inc. CVR	1,399,363	48
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	12
*,1,2	Q32 Bio Inc. CVR	1,354,738	12
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	122,042	8
*,2	Dianthus Therapeutics Inc. CVR	1,432,921	7
*	Empire Petroleum Corp. Exp. 10/16/24	335,011	4
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Pineapple Energy Inc. CVR	69,639	—
*,2	ABIOMED Inc. CVR	264	—
*,1,2	Carisma Therapeutics Inc. CVR	6,822,627	—
*,2	Neurogene Inc. CVR	98,708	—
*,1,2	Traws Pharma Inc. CVR	365,661	—
*,2	Tectonic Therapeutic Inc. CVR	110,889	—
Total Rights (Cost $4,858)			6,342
Warrants (0.0%)
*	Geron Corp. Exp. 12/31/25	1,202,419	1,834
*	Hycroft Mining Holding Corp. Exp. 10/6/25	155,000	4
*	Presidio Property Trust Inc. Exp. 1/24/27	110,319	4
*	LGL Group Inc. Exp. 12/16/25	2,391	—
*	SELLAS Life Sciences Group Inc. Exp. 4/5/27	40,000	—
*,2	Athenex Inc. Exp. 8/15/27	535,168	—
*	Serina Therapeutics Inc. Exp. 7/31/25	7,270	—
Total Warrants (Cost $7)			1,842

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[5,6]	Vanguard Market Liquidity Fund (Cost $6,333,115)	5.014%	63,346,460	6,334,646
Total Investments (100.2%) (Cost $738,055,841)				1,754,099,597
Other Assets and Liabilities—Net (-0.2%)				(3,468,275)
Net Assets (100%)				1,750,631,322
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,143,386,000.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Restricted securities totaling $1,833,000, representing 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $3,492,581,000 was received for securities on loan, of which $3,484,590,000 is held in Vanguard Market Liquidity Fund and $7,991,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	4,453	500,784	9,532
E-mini S&P 500 Index	December 2024	6,093	1,771,311	4,786
E-mini S&P Mid-Cap 400 Index	December 2024	240	75,567	1,978
				16,296

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/31/25	GSI	7,280	(4.873)	487	—
Citigroup Inc.	8/31/26	BANA	60,380	(5.581)	2,182	—
Global Payments Inc.	8/29/25	BANA	174,286	(5.893)	—	(13,866)
Goldman Sachs Group Inc.	8/29/25	BANA	90,314	(5.843)	—	(2,545)
Goldman Sachs Group Inc.	8/29/25	BANA	60,985	(5.818)	667	—
Paycor HCM Inc.	1/31/25	CITNA	2,832	(5.143)	—	(5)
VICI Properties Inc. Class A	8/29/25	BANA	92,070	(5.893)	314	—
Visa Inc. Class A	8/29/25	BANA	117,457	(5.143)	—	(836)
					3,650	(17,252)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At September 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $487,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,747,743,801	12,175	791	1,747,756,767
Preferred Stocks	—	—	—	—
Rights	309	4	6,029	6,342
Warrants	1,842	—	—	1,842
Temporary Cash Investments	6,334,646	—	—	6,334,646
Total	1,754,080,598	12,179	6,820	1,754,099,597

Derivative Financial Instruments
Assets
Futures Contracts[1]	16,296	—	—	16,296
Swap Contracts	—	3,650	—	3,650
Total	16,296	3,650	—	19,946
Liabilities
Swap Contracts	—	(17,252)	—	(17,252)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
1895 Bancorp of Wisconsin Inc.	2,291	—	—	—	1,054	—	—	3,345
Vanguard Market Liquidity Fund	5,979,482	NA1	NA1	121	739	98,971	—	6,334,646
Total	5,981,773	—	—	121	1,793	98,971	—	6,337,991
1	Not applicable—purchases and sales are for temporary cash investment purposes.